UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21780

MFS SERIES TRUST XII

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: April 30

Date of reporting period: October 31, 2021

ITEM 1.	REPORTS TO STOCKHOLDERS.

Item 1(a):

Semiannual Report
October 31, 2021
MFS® Lifetime® Funds
MFS® Lifetime ® Income Fund
MFS® Lifetime ® 2020 Fund
MFS® Lifetime ® 2025 Fund
MFS® Lifetime ® 2030 Fund
MFS® Lifetime ® 2035 Fund
MFS® Lifetime ® 2040 Fund
MFS® Lifetime ® 2045 Fund
MFS® Lifetime ® 2050 Fund
MFS® Lifetime ® 2055 Fund
MFS® Lifetime ® 2060 Fund
MFS® Lifetime ® 2065 Fund
LTF-SEM

MFS® Lifetime ® Funds
Contact information	back cover
The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

LETTER FROM THE CEO
Dear Shareholders:
After experiencing dramatic swings in the early days of the coronavirus pandemic, global equity markets have performed strongly over the past year. Though the speedy development of vaccines brightened the economic and market outlook, uncertainty remains as variants of the virus appear, the effectiveness of vaccines appears to wane over time, and their uneven distribution impacts the developing world.
After having taken aggressive steps to cushion the economic and market fallout related to the virus, some global central banks have begun to recalibrate monetary policy. For example, the U.S. Federal Reserve has begun to taper its bond buying, which has pushed up Treasury yields, particularly on the short end of the yield curve. Having passed a $1.9 trillion stimulus package in March and a $1.1 trillion infrastructure bill in November, the U.S. Congress aims to approve additional stimulus later this year. Production and transportation bottlenecks and labor shortages stemming from the pandemic have fueled a rise in inflation.
Since midyear, global economic growth has moderated, with the spread of the Delta variant of the coronavirus and a regulatory crackdown in China featuring prominently. Stress in China’s property development sector has also contributed to a slowdown there. Tightening global energy and raw materials supplies are a further concern for investors.
The policy measures put in place to counteract the pandemic’s effects have helped build a supportive environment and are encouraging economic recovery; however, if markets disconnect from fundamentals, they can sow the seeds of instability. As such, recent dramatic increases in speculative trading in cryptocurrencies, special purpose acquisition companies (SPACs), and the like bear watching.
In the aftermath of the crisis, we could see societal changes as households, businesses, and governments adjust to a new reality, and any such alterations could affect the investment landscape. For investors, events such as the COVID-19 outbreak demonstrate the importance of having a deep understanding of company fundamentals, and we have built our global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating the increasing complexity of global markets and economies. Guided by our commitment to long-term investing, we tune out the noise and aim to uncover what we believe are the best, most durable investment opportunities in the market. Our unique global investment platform combines collective expertise, long-term discipline, and thoughtful risk management to create sustainable value for investors over time.
Respectfully,
Michael W. Roberge
Chief Executive Officer
MFS Investment Management
December 15, 2021
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

Portfolio Composition
MFS Lifetime Income Fund
Portfolio target allocation
Portfolio actual allocation

Portfolio holdings
MFS Total Return Bond Fund	20.0%
MFS Limited Maturity Fund	19.9%
MFS Government Securities Fund	10.0%
MFS Inflation-Adjusted Bond Fund	9.9%
MFS Global Opportunistic Bond Fund	6.9%
MFS Blended Research Mid Cap Equity Fund	3.0%
MFS Blended Research International Equity Fund	2.5%
MFS Blended Research Growth Equity Fund	2.1%
MFS Growth Fund	2.1%
MFS Blended Research Core Equity Fund	2.0%
MFS Research Fund	2.0%
MFS Value Fund	2.0%
MFS Blended Research Value Equity Fund	2.0%
MFS Global Real Estate Fund	2.0%
MFS High Income Fund	2.0%
MFS Commodity Strategy Fund	2.0%
MFS Mid Cap Growth Fund	1.5%
MFS Research International Fund	1.5%
MFS Mid Cap Value Fund	1.5%
MFS Blended Research Small Cap Equity Fund	1.0%
MFS Emerging Markets Debt Fund	1.0%
MFS Emerging Markets Debt Local Currency Fund	1.0%
MFS New Discovery Fund	0.5%
MFS International Intrinsic Value Fund	0.5%
MFS International Growth Fund	0.5%
MFS New Discovery Value Fund	0.5%
Cash & Cash Equivalents	0.1%
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. MFS endeavors to fully invest all MFS funds-of-funds in underlying funds on a daily basis. Any divergence from 0.0% in Cash & Cash Equivalents is typically due to the timing of fund subscriptions/redemptions and the settlement of subsequent investment in/divestment from the underlying funds. While the MFS funds-of-funds' subscriptions/redemptions are processed at the same day NAV of the underlying funds, a positive/negative cash balance will be reflected on the MFS funds-of-funds' Statements of Assets and Liabilities until the trades with the underlying funds settle, which is typically two business days. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of October 31, 2021.
The portfolio is actively managed and current holdings may be different.

Portfolio Composition - continued
MFS Lifetime 2020 Fund
Portfolio target allocation
Portfolio actual allocation

Portfolio holdings
MFS Total Return Bond Fund	19.9%
MFS Limited Maturity Fund	19.9%
MFS Inflation-Adjusted Bond Fund	10.0%
MFS Government Securities Fund	9.9%
MFS Global Opportunistic Bond Fund	6.9%
MFS Blended Research Mid Cap Equity Fund	3.0%
MFS Blended Research International Equity Fund	2.5%
MFS Blended Research Growth Equity Fund	2.1%
MFS Growth Fund	2.1%
MFS Blended Research Core Equity Fund	2.1%
MFS Research Fund	2.0%
MFS Value Fund	2.0%
MFS Blended Research Value Equity Fund	2.0%
MFS Global Real Estate Fund	2.0%
MFS High Income Fund	2.0%
MFS Commodity Strategy Fund	2.0%
MFS Mid Cap Growth Fund	1.5%
MFS Research International Fund	1.5%
MFS Mid Cap Value Fund	1.5%
MFS Blended Research Small Cap Equity Fund	1.0%
MFS Emerging Markets Debt Fund	1.0%
MFS Emerging Markets Debt Local Currency Fund	1.0%
MFS New Discovery Fund	0.5%
MFS International Intrinsic Value Fund	0.5%
MFS International Growth Fund	0.5%
MFS New Discovery Value Fund	0.5%
Cash & Cash Equivalents	0.1%
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. MFS endeavors to fully invest all MFS funds-of-funds in underlying funds on a daily basis. Any divergence from 0.0% in Cash & Cash Equivalents is typically due to the timing of fund subscriptions/redemptions and the settlement of subsequent investment in/divestment from the underlying funds. While the MFS funds-of-funds' subscriptions/redemptions are processed at the same day NAV of the underlying funds, a positive/negative cash balance will be reflected on the MFS funds-of-funds' Statements of Assets and Liabilities until the trades with the underlying funds settle, which is typically two business days. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of October 31, 2021.
The portfolio is actively managed and current holdings may be different.

Portfolio Composition - continued
MFS Lifetime 2025 Fund
Portfolio target allocation
Portfolio actual allocation

Portfolio holdings
MFS Total Return Bond Fund	15.9%
MFS Limited Maturity Fund	11.9%
MFS Inflation-Adjusted Bond Fund	9.9%
MFS Government Securities Fund	9.9%
MFS Global Opportunistic Bond Fund	6.9%
MFS Blended Research Mid Cap Equity Fund	3.8%
MFS Blended Research International Equity Fund	3.7%
MFS High Income Fund	3.6%
MFS Blended Research Growth Equity Fund	2.9%
MFS Growth Fund	2.9%
MFS Research Fund	2.8%
MFS Blended Research Core Equity Fund	2.8%
MFS Value Fund	2.8%
MFS Blended Research Value Equity Fund	2.8%
MFS Global Real Estate Fund	2.0%
MFS Commodity Strategy Fund	2.0%
MFS Mid Cap Growth Fund	2.0%
MFS Research International Fund	1.9%
MFS Mid Cap Value Fund	1.9%
MFS Emerging Markets Debt Fund	1.8%
MFS Emerging Markets Debt Local Currency Fund	1.8%
MFS Blended Research Small Cap Equity Fund	1.0%
MFS International Intrinsic Value Fund	0.9%
MFS International Growth Fund	0.9%
MFS New Discovery Fund	0.5%
MFS New Discovery Value Fund	0.5%
Cash & Cash Equivalents	0.2%
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. MFS endeavors to fully invest all MFS funds-of-funds in underlying funds on a daily basis. Any divergence from 0.0% in Cash & Cash Equivalents is typically due to the timing of fund subscriptions/redemptions and the settlement of subsequent investment in/divestment from the underlying funds. While the MFS funds-of-funds' subscriptions/redemptions are processed at the same day NAV of the underlying funds, a positive/negative cash balance will be reflected on the MFS funds-of-funds' Statements of Assets and Liabilities until the trades with the underlying funds settle, which is typically two business days. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of October 31, 2021.
The portfolio is actively managed and current holdings may be different.

Portfolio Composition - continued
MFS Lifetime 2030 Fund
Portfolio target allocation
Portfolio actual allocation

Portfolio holdings
MFS Total Return Bond Fund	10.1%
MFS Government Securities Fund	9.8%
MFS Inflation-Adjusted Bond Fund	7.5%
MFS Blended Research Mid Cap Equity Fund	6.5%
MFS Blended Research International Equity Fund	5.6%
MFS Global Opportunistic Bond Fund	5.3%
MFS Blended Research Growth Equity Fund	4.0%
MFS Growth Fund	3.9%
MFS High Income Fund	3.9%
MFS Research Fund	3.9%
MFS Blended Research Core Equity Fund	3.9%
MFS Value Fund	3.8%
MFS Blended Research Value Equity Fund	3.8%
MFS Mid Cap Growth Fund	3.3%
MFS Mid Cap Value Fund	3.2%
MFS Global Real Estate Fund	2.9%
MFS Research International Fund	2.8%
MFS Emerging Markets Debt Fund	2.7%
MFS Commodity Strategy Fund	2.7%
MFS Limited Maturity Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	1.9%
MFS International Growth Fund	1.4%
MFS International Intrinsic Value Fund	1.4%
MFS Blended Research Small Cap Equity Fund	1.4%
MFS International New Discovery Fund	0.8%
MFS New Discovery Fund	0.7%
MFS New Discovery Value Fund	0.7%
Cash & Cash Equivalents	0.1%
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. MFS endeavors to fully invest all MFS funds-of-funds in underlying funds on a daily basis. Any divergence from 0.0% in Cash & Cash Equivalents is typically due to the timing of fund subscriptions/redemptions and the settlement of subsequent investment in/divestment from the underlying funds. While the MFS funds-of-funds' subscriptions/redemptions are processed at the same day NAV of the underlying funds, a positive/negative cash balance will be reflected on the MFS funds-of-funds' Statements of Assets and Liabilities until the trades with the underlying funds settle, which is typically two business days. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of October 31, 2021.
The portfolio is actively managed and current holdings may be different.

Portfolio Composition - continued
MFS Lifetime 2035 Fund
Portfolio target allocation
Portfolio actual allocation

Portfolio holdings
MFS Blended Research Mid Cap Equity Fund	8.6%
MFS Blended Research International Equity Fund	7.9%
MFS Inflation-Adjusted Bond Fund	5.3%
MFS Blended Research Growth Equity Fund	4.9%
MFS Growth Fund	4.9%
MFS Blended Research Core Equity Fund	4.9%
MFS Research Fund	4.8%
MFS Value Fund	4.8%
MFS Blended Research Value Equity Fund	4.8%
MFS Mid Cap Growth Fund	4.4%
MFS Mid Cap Value Fund	4.3%
MFS Total Return Bond Fund	4.2%
MFS High Income Fund	3.9%
MFS Commodity Strategy Fund	3.9%
MFS Global Real Estate Fund	3.8%
MFS Research International Fund	3.4%
MFS Global Opportunistic Bond Fund	3.3%
MFS Emerging Markets Debt Fund	2.9%
MFS International Intrinsic Value Fund	2.3%
MFS International Growth Fund	2.3%
MFS Government Securities Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	1.9%
MFS Blended Research Small Cap Equity Fund	1.9%
MFS International New Discovery Fund	1.7%
MFS New Discovery Value Fund	1.0%
MFS New Discovery Fund	1.0%
MFS Emerging Markets Equity Fund	0.4%
MFS Blended Research Emerging Markets Equity Fund	0.4%
Cash & Cash Equivalents	0.1%
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. MFS endeavors to fully invest all MFS funds-of-funds in underlying funds on a daily basis. Any divergence from 0.0% in Cash & Cash Equivalents is typically due to the timing of fund subscriptions/redemptions and the settlement of subsequent investment in/divestment from the underlying funds. While the MFS funds-of-funds' subscriptions/redemptions are processed at the same day NAV of the underlying funds, a positive/negative cash balance will be reflected on the MFS funds-of-funds' Statements of Assets and Liabilities until the trades with the underlying funds settle, which is typically two business days. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of October 31, 2021.
The portfolio is actively managed and current holdings may be different.

Portfolio Composition - continued
MFS Lifetime 2040 Fund
Portfolio target allocation
Portfolio actual allocation

Portfolio holdings
MFS Blended Research Mid Cap Equity Fund	9.4%
MFS Blended Research International Equity Fund	9.4%
MFS Blended Research Growth Equity Fund	5.3%
MFS Growth Fund	5.3%
MFS Value Fund	5.2%
MFS Blended Research Value Equity Fund	5.2%
MFS Blended Research Core Equity Fund	5.1%
MFS Research Fund	5.1%
MFS Mid Cap Growth Fund	4.8%
MFS Mid Cap Value Fund	4.7%
MFS Global Real Estate Fund	4.4%
MFS Commodity Strategy Fund	4.3%
MFS Inflation-Adjusted Bond Fund	3.9%
MFS Research International Fund	3.6%
MFS International Intrinsic Value Fund	2.9%
MFS International Growth Fund	2.9%
MFS Total Return Bond Fund	2.7%
MFS International New Discovery Fund	2.7%
MFS High Income Fund	2.4%
MFS Blended Research Small Cap Equity Fund	2.2%
MFS Emerging Markets Debt Fund	1.8%
MFS Global Opportunistic Bond Fund	1.8%
MFS Emerging Markets Debt Local Currency Fund	1.2%
MFS New Discovery Value Fund	1.1%
MFS New Discovery Fund	1.1%
MFS Emerging Markets Equity Fund	0.7%
MFS Blended Research Emerging Markets Equity Fund	0.7%
Cash & Cash Equivalents	0.1%
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. MFS endeavors to fully invest all MFS funds-of-funds in underlying funds on a daily basis. Any divergence from 0.0% in Cash & Cash Equivalents is typically due to the timing of fund subscriptions/redemptions and the settlement of subsequent investment in/divestment from the underlying funds. While the MFS funds-of-funds' subscriptions/redemptions are processed at the same day NAV of the underlying funds, a positive/negative cash balance will be reflected on the MFS funds-of-funds' Statements of Assets and Liabilities until the trades with the underlying funds settle, which is typically two business days. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of October 31, 2021.
The portfolio is actively managed and current holdings may be different.

Portfolio Composition - continued
MFS Lifetime 2045 Fund
Portfolio target allocation
Portfolio actual allocation

Portfolio holdings
MFS Blended Research International Equity Fund	10.6%
MFS Blended Research Mid Cap Equity Fund	9.9%
MFS Blended Research Growth Equity Fund	5.5%
MFS Growth Fund	5.5%
MFS Value Fund	5.5%
MFS Blended Research Value Equity Fund	5.4%
MFS Blended Research Core Equity Fund	5.0%
MFS Research Fund	5.0%
MFS Mid Cap Growth Fund	5.0%
MFS Commodity Strategy Fund	5.0%
MFS Mid Cap Value Fund	5.0%
MFS Global Real Estate Fund	4.9%
MFS Research International Fund	3.9%
MFS International New Discovery Fund	3.7%
MFS International Intrinsic Value Fund	3.4%
MFS International Growth Fund	3.4%
MFS Inflation-Adjusted Bond Fund	2.7%
MFS Total Return Bond Fund	2.5%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS New Discovery Value Fund	1.2%
MFS New Discovery Fund	1.2%
MFS Emerging Markets Equity Fund	0.9%
MFS Blended Research Emerging Markets Equity Fund	0.9%
MFS High Income Fund	0.5%
MFS Emerging Markets Debt Fund	0.3%
MFS Global Opportunistic Bond Fund	0.3%
MFS Emerging Markets Debt Local Currency Fund	0.2%
Cash & Cash Equivalents	0.1%
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. MFS endeavors to fully invest all MFS funds-of-funds in underlying funds on a daily basis. Any divergence from 0.0% in Cash & Cash Equivalents is typically due to the timing of fund subscriptions/redemptions and the settlement of subsequent investment in/divestment from the underlying funds. While the MFS funds-of-funds' subscriptions/redemptions are processed at the same day NAV of the underlying funds, a positive/negative cash balance will be reflected on the MFS funds-of-funds' Statements of Assets and Liabilities until the trades with the underlying funds settle, which is typically two business days. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of October 31, 2021.
The portfolio is actively managed and current holdings may be different.

Portfolio Composition - continued
MFS Lifetime 2050 Fund
Portfolio target allocation
Portfolio actual allocation

Portfolio holdings
MFS Blended Research International Equity Fund	10.9%
MFS Blended Research Mid Cap Equity Fund	10.0%
MFS Blended Research Growth Equity Fund	5.6%
MFS Growth Fund	5.6%
MFS Value Fund	5.5%
MFS Blended Research Value Equity Fund	5.5%
MFS Mid Cap Growth Fund	5.1%
MFS Blended Research Core Equity Fund	5.0%
MFS Research Fund	5.0%
MFS Global Real Estate Fund	5.0%
MFS Mid Cap Value Fund	5.0%
MFS Commodity Strategy Fund	4.9%
MFS Research International Fund	4.0%
MFS International New Discovery Fund	3.9%
MFS International Intrinsic Value Fund	3.5%
MFS International Growth Fund	3.5%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Total Return Bond Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.4%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.2%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%
Cash & Cash Equivalents	0.1%
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. MFS endeavors to fully invest all MFS funds-of-funds in underlying funds on a daily basis. Any divergence from 0.0% in Cash & Cash Equivalents is typically due to the timing of fund subscriptions/redemptions and the settlement of subsequent investment in/divestment from the underlying funds. While the MFS funds-of-funds' subscriptions/redemptions are processed at the same day NAV of the underlying funds, a positive/negative cash balance will be reflected on the MFS funds-of-funds' Statements of Assets and Liabilities until the trades with the underlying funds settle, which is typically two business days. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of October 31, 2021.
The portfolio is actively managed and current holdings may be different.

Portfolio Composition - continued
MFS Lifetime 2055 Fund
Portfolio target allocation
Portfolio actual allocation

Portfolio holdings
MFS Blended Research International Equity Fund	10.9%
MFS Blended Research Mid Cap Equity Fund	10.0%
MFS Blended Research Growth Equity Fund	5.6%
MFS Growth Fund	5.6%
MFS Value Fund	5.5%
MFS Blended Research Value Equity Fund	5.5%
MFS Mid Cap Growth Fund	5.0%
MFS Commodity Strategy Fund	5.0%
MFS Blended Research Core Equity Fund	5.0%
MFS Research Fund	5.0%
MFS Mid Cap Value Fund	5.0%
MFS Global Real Estate Fund	5.0%
MFS Research International Fund	4.0%
MFS International New Discovery Fund	3.9%
MFS International Intrinsic Value Fund	3.5%
MFS International Growth Fund	3.5%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Total Return Bond Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS New Discovery Value Fund	1.2%
MFS New Discovery Fund	1.2%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%
Cash & Cash Equivalents	0.1%
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. MFS endeavors to fully invest all MFS funds-of-funds in underlying funds on a daily basis. Any divergence from 0.0% in Cash & Cash Equivalents is typically due to the timing of fund subscriptions/redemptions and the settlement of subsequent investment in/divestment from the underlying funds. While the MFS funds-of-funds' subscriptions/redemptions are processed at the same day NAV of the underlying funds, a positive/negative cash balance will be reflected on the MFS funds-of-funds' Statements of Assets and Liabilities until the trades with the underlying funds settle, which is typically two business days. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of October 31, 2021.
The portfolio is actively managed and current holdings may be different.

Portfolio Composition - continued
MFS Lifetime 2060 Fund
Portfolio target allocation
Portfolio actual allocation

Portfolio holdings
MFS Blended Research International Equity Fund	10.9%
MFS Blended Research Mid Cap Equity Fund	10.0%
MFS Blended Research Growth Equity Fund	5.6%
MFS Growth Fund	5.5%
MFS Value Fund	5.5%
MFS Blended Research Value Equity Fund	5.5%
MFS Mid Cap Growth Fund	5.0%
MFS Blended Research Core Equity Fund	5.0%
MFS Research Fund	5.0%
MFS Mid Cap Value Fund	5.0%
MFS Global Real Estate Fund	5.0%
MFS Commodity Strategy Fund	5.0%
MFS Research International Fund	4.0%
MFS International New Discovery Fund	4.0%
MFS International Intrinsic Value Fund	3.5%
MFS International Growth Fund	3.5%
MFS Total Return Bond Fund	2.5%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.2%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%
Cash & Cash Equivalents (o)	0.0%
(o)	Less than 0.1%.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. MFS endeavors to fully invest all MFS funds-of-funds in underlying funds on a daily basis. Any divergence from 0.0% in Cash & Cash Equivalents is typically due to the timing of fund subscriptions/redemptions and the settlement of subsequent investment in/divestment from the underlying funds. While the MFS funds-of-funds' subscriptions/redemptions are processed at the same day NAV of the underlying funds, a positive/negative cash balance will be reflected on the MFS funds-of-funds' Statements of Assets and Liabilities until the trades with the underlying funds settle, which is typically two business days. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of October 31, 2021.
The portfolio is actively managed and current holdings may be different.

Portfolio Composition - continued
MFS Lifetime 2065 Fund
Portfolio target allocation
Portfolio actual allocation

Portfolio holdings
MFS Blended Research International Equity Fund	10.9%
MFS Blended Research Mid Cap Equity Fund	10.1%
MFS Blended Research Growth Equity Fund	5.6%
MFS Growth Fund	5.6%
MFS Value Fund	5.5%
MFS Blended Research Value Equity Fund	5.5%
MFS Mid Cap Growth Fund	5.1%
MFS Research Fund	5.1%
MFS Blended Research Core Equity Fund	5.1%
MFS Global Real Estate Fund	5.0%
MFS Mid Cap Value Fund	5.0%
MFS Commodity Strategy Fund	5.0%
MFS Research International Fund	4.0%
MFS International New Discovery Fund	3.9%
MFS International Intrinsic Value Fund	3.5%
MFS International Growth Fund	3.5%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Total Return Bond Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.4%
MFS New Discovery Value Fund	1.3%
MFS New Discovery Fund	1.3%
MFS Blended Research Emerging Markets Equity Fund	1.0%
MFS Emerging Markets Equity Fund	1.0%
Cash & Cash Equivalents	(0.4)%
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. MFS endeavors to fully invest all MFS funds-of-funds in underlying funds on a daily basis. Any divergence from 0.0% in Cash & Cash Equivalents is typically due to the timing of fund subscriptions/redemptions and the settlement of subsequent investment in/divestment from the underlying funds. While the MFS funds-of-funds' subscriptions/redemptions are processed at the same day NAV of the underlying funds, a positive/negative cash balance will be reflected on the MFS funds-of-funds' Statements of Assets and Liabilities until the trades with the underlying funds settle, which is typically two business days. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of October 31, 2021.
The portfolio is actively managed and current holdings may be different.

Expense Tables
Fund expenses borne by the shareholders during the period,
May 1, 2021 through October 31, 2021
As a shareholder of the funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including distribution and service (12b-1) fees; and other fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the funds and to compare these costs with the ongoing costs of investing in other mutual funds.
In addition to the fees and expenses which each fund bears directly, each fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which each fund invests. Because the underlying funds have varied expenses and fee levels and each fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by each fund will vary. If these transactional and indirect costs were included, your costs would have been higher.
These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2021 through October 31, 2021.
Actual Expenses
The first line for each share class in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following tables provides information about hypothetical account values and hypothetical expenses based on each fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

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MFS LIFETIME INCOME FUND
Share Class		Annualized Expense Ratio	Beginning Account Value 5/01/21	Ending Account Value 10/31/21	Expenses Paid During Period (p) 5/01/21-10/31/21
A	Actual	0.23%	$1,000.00	$1,031.00	$1.18
	Hypothetical (h)	0.23%	$1,000.00	$1,024.05	$1.17
B	Actual	0.98%	$1,000.00	$1,027.18	$5.01
	Hypothetical (h)	0.98%	$1,000.00	$1,020.27	$4.99
C	Actual	0.98%	$1,000.00	$1,027.20	$5.01
	Hypothetical (h)	0.98%	$1,000.00	$1,020.27	$4.99
I	Actual	0.00%	$1,000.00	$1,032.28	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.21	$0.00
R1	Actual	0.98%	$1,000.00	$1,027.16	$5.01
	Hypothetical (h)	0.98%	$1,000.00	$1,020.27	$4.99
R2	Actual	0.48%	$1,000.00	$1,029.73	$2.46
	Hypothetical (h)	0.48%	$1,000.00	$1,022.79	$2.45
R3	Actual	0.23%	$1,000.00	$1,031.00	$1.18
	Hypothetical (h)	0.23%	$1,000.00	$1,024.05	$1.17
R4	Actual	0.00%	$1,000.00	$1,031.56	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.21	$0.00
R6	Actual	0.00%	$1,000.00	$1,032.63	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.21	$0.00
529A	Actual	0.26%	$1,000.00	$1,030.76	$1.33
	Hypothetical (h)	0.26%	$1,000.00	$1,023.89	$1.33
529B	Actual	0.27%	$1,000.00	$1,030.71	$1.38
	Hypothetical (h)	0.27%	$1,000.00	$1,023.84	$1.38
529C	Actual	1.02%	$1,000.00	$1,025.98	$5.21
	Hypothetical (h)	1.02%	$1,000.00	$1,020.06	$5.19
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.
Notes to Expense Table
For the MFS Lifetime Income Fund, for the period from May 1, 2021 through October 31, 2021, the distribution fee for Class 529B was not imposed. Had the distribution fee been imposed throughout the entire six month period, the annualized expense ratio, the actual expenses paid during the period, and the hypothetical expenses paid during the period would have been approximately 1.02%, $5.22, and $5.19 for Class 529B. See Note 3 in the Notes to Financial Statements for additional information.
For the MFS Lifetime Income Fund, each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above and are outside of the expense limitation arrangement. For Class 529A, Class 529B, and Class 529C shares, this rebate reduced the expense ratios above by 0.02%, 0.01%, and 0.01%, respectively. See Note 3 in the Notes to Financial Statements for additional information.

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MFS LIFETIME 2020 FUND
Share Class		Annualized Expense Ratio	Beginning Account Value 5/01/21	Ending Account Value 10/31/21	Expenses Paid During Period (p) 5/01/21-10/31/21
A	Actual	0.24%	$1,000.00	$1,031.07	$1.23
	Hypothetical (h)	0.24%	$1,000.00	$1,024.00	$1.22
B	Actual	0.99%	$1,000.00	$1,026.91	$5.06
	Hypothetical (h)	0.99%	$1,000.00	$1,020.21	$5.04
C	Actual	0.99%	$1,000.00	$1,027.30	$5.06
	Hypothetical (h)	0.99%	$1,000.00	$1,020.21	$5.04
I	Actual	0.00%	$1,000.00	$1,032.21	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.21	$0.00
R1	Actual	0.99%	$1,000.00	$1,027.47	$5.06
	Hypothetical (h)	0.99%	$1,000.00	$1,020.21	$5.04
R2	Actual	0.49%	$1,000.00	$1,029.83	$2.51
	Hypothetical (h)	0.49%	$1,000.00	$1,022.74	$2.50
R3	Actual	0.24%	$1,000.00	$1,030.35	$1.23
	Hypothetical (h)	0.24%	$1,000.00	$1,024.00	$1.22
R4	Actual	0.00%	$1,000.00	$1,031.51	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.21	$0.00
R6	Actual	0.00%	$1,000.00	$1,032.96	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.21	$0.00
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

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MFS LIFETIME 2025 FUND
Share Class		Annualized Expense Ratio	Beginning Account Value 5/01/21	Ending Account Value 10/31/21	Expenses Paid During Period (p) 5/01/21-10/31/21
A	Actual	0.25%	$1,000.00	$1,037.33	$1.28
	Hypothetical (h)	0.25%	$1,000.00	$1,023.95	$1.28
B	Actual	1.00%	$1,000.00	$1,033.58	$5.13
	Hypothetical (h)	1.00%	$1,000.00	$1,020.16	$5.09
C	Actual	1.00%	$1,000.00	$1,033.11	$5.12
	Hypothetical (h)	1.00%	$1,000.00	$1,020.16	$5.09
I	Actual	0.00%	$1,000.00	$1,038.51	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.21	$0.00
R1	Actual	1.00%	$1,000.00	$1,033.93	$5.13
	Hypothetical (h)	1.00%	$1,000.00	$1,020.16	$5.09
R2	Actual	0.50%	$1,000.00	$1,036.12	$2.57
	Hypothetical (h)	0.50%	$1,000.00	$1,022.68	$2.55
R3	Actual	0.25%	$1,000.00	$1,037.38	$1.28
	Hypothetical (h)	0.25%	$1,000.00	$1,023.95	$1.28
R4	Actual	0.00%	$1,000.00	$1,038.44	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.21	$0.00
R6	Actual	0.00%	$1,000.00	$1,039.10	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.21	$0.00
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Expense Tables - continued
MFS LIFETIME 2030 FUND
Share Class		Annualized Expense Ratio	Beginning Account Value 5/01/21	Ending Account Value 10/31/21	Expenses Paid During Period (p) 5/01/21-10/31/21
A	Actual	0.24%	$1,000.00	$1,050.55	$1.24
	Hypothetical (h)	0.24%	$1,000.00	$1,024.00	$1.22
B	Actual	0.99%	$1,000.00	$1,046.21	$5.11
	Hypothetical (h)	0.99%	$1,000.00	$1,020.21	$5.04
C	Actual	0.99%	$1,000.00	$1,046.53	$5.11
	Hypothetical (h)	0.99%	$1,000.00	$1,020.21	$5.04
I	Actual	0.00%	$1,000.00	$1,051.91	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.21	$0.00
R1	Actual	0.99%	$1,000.00	$1,046.54	$5.11
	Hypothetical (h)	0.99%	$1,000.00	$1,020.21	$5.04
R2	Actual	0.49%	$1,000.00	$1,049.34	$2.53
	Hypothetical (h)	0.49%	$1,000.00	$1,022.74	$2.50
R3	Actual	0.24%	$1,000.00	$1,050.14	$1.24
	Hypothetical (h)	0.24%	$1,000.00	$1,024.00	$1.22
R4	Actual	0.00%	$1,000.00	$1,051.25	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.21	$0.00
R6	Actual	0.00%	$1,000.00	$1,052.37	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.21	$0.00
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Expense Tables - continued
MFS LIFETIME 2035 FUND
Share Class		Annualized Expense Ratio	Beginning Account Value 5/01/21	Ending Account Value 10/31/21	Expenses Paid During Period (p) 5/01/21-10/31/21
A	Actual	0.25%	$1,000.00	$1,062.80	$1.30
	Hypothetical (h)	0.25%	$1,000.00	$1,023.95	$1.28
B	Actual	1.00%	$1,000.00	$1,058.92	$5.19
	Hypothetical (h)	1.00%	$1,000.00	$1,020.16	$5.09
C	Actual	1.00%	$1,000.00	$1,059.30	$5.19
	Hypothetical (h)	1.00%	$1,000.00	$1,020.16	$5.09
I	Actual	0.00%	$1,000.00	$1,064.78	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.21	$0.00
R1	Actual	1.00%	$1,000.00	$1,059.17	$5.19
	Hypothetical (h)	1.00%	$1,000.00	$1,020.16	$5.09
R2	Actual	0.50%	$1,000.00	$1,061.80	$2.60
	Hypothetical (h)	0.50%	$1,000.00	$1,022.68	$2.55
R3	Actual	0.25%	$1,000.00	$1,063.31	$1.30
	Hypothetical (h)	0.25%	$1,000.00	$1,023.95	$1.28
R4	Actual	0.00%	$1,000.00	$1,063.97	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.21	$0.00
R6	Actual	0.00%	$1,000.00	$1,065.03	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.21	$0.00
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Expense Tables - continued
MFS LIFETIME 2040 FUND
Share Class		Annualized Expense Ratio	Beginning Account Value 5/01/21	Ending Account Value 10/31/21	Expenses Paid During Period (p) 5/01/21-10/31/21
A	Actual	0.25%	$1,000.00	$1,068.86	$1.30
	Hypothetical (h)	0.25%	$1,000.00	$1,023.95	$1.28
B	Actual	0.99%	$1,000.00	$1,064.36	$5.15
	Hypothetical (h)	0.99%	$1,000.00	$1,020.21	$5.04
C	Actual	1.00%	$1,000.00	$1,064.19	$5.20
	Hypothetical (h)	1.00%	$1,000.00	$1,020.16	$5.09
I	Actual	0.00%	$1,000.00	$1,069.79	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.21	$0.00
R1	Actual	1.00%	$1,000.00	$1,064.58	$5.20
	Hypothetical (h)	1.00%	$1,000.00	$1,020.16	$5.09
R2	Actual	0.50%	$1,000.00	$1,067.29	$2.61
	Hypothetical (h)	0.50%	$1,000.00	$1,022.68	$2.55
R3	Actual	0.25%	$1,000.00	$1,068.37	$1.30
	Hypothetical (h)	0.25%	$1,000.00	$1,023.95	$1.28
R4	Actual	0.00%	$1,000.00	$1,069.55	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.21	$0.00
R6	Actual	0.00%	$1,000.00	$1,070.56	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.21	$0.00
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Expense Tables - continued
MFS LIFETIME 2045 FUND
Share Class		Annualized Expense Ratio	Beginning Account Value 5/01/21	Ending Account Value 10/31/21	Expenses Paid During Period (p) 5/01/21-10/31/21
A	Actual	0.25%	$1,000.00	$1,072.08	$1.31
	Hypothetical (h)	0.25%	$1,000.00	$1,023.95	$1.28
B	Actual	1.00%	$1,000.00	$1,067.99	$5.21
	Hypothetical (h)	1.00%	$1,000.00	$1,020.16	$5.09
C	Actual	1.00%	$1,000.00	$1,067.79	$5.21
	Hypothetical (h)	1.00%	$1,000.00	$1,020.16	$5.09
I	Actual	0.00%	$1,000.00	$1,073.22	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.21	$0.00
R1	Actual	1.00%	$1,000.00	$1,067.88	$5.21
	Hypothetical (h)	1.00%	$1,000.00	$1,020.16	$5.09
R2	Actual	0.50%	$1,000.00	$1,070.89	$2.61
	Hypothetical (h)	0.50%	$1,000.00	$1,022.68	$2.55
R3	Actual	0.25%	$1,000.00	$1,071.65	$1.31
	Hypothetical (h)	0.25%	$1,000.00	$1,023.95	$1.28
R4	Actual	0.00%	$1,000.00	$1,073.22	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.21	$0.00
R6	Actual	0.00%	$1,000.00	$1,074.26	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.21	$0.00
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Expense Tables - continued
MFS LIFETIME 2050 FUND
Share Class		Annualized Expense Ratio	Beginning Account Value 5/01/21	Ending Account Value 10/31/21	Expenses Paid During Period (p) 5/01/21-10/31/21
A	Actual	0.25%	$1,000.00	$1,072.98	$1.31
	Hypothetical (h)	0.25%	$1,000.00	$1,023.95	$1.28
B	Actual	1.00%	$1,000.00	$1,069.01	$5.22
	Hypothetical (h)	1.00%	$1,000.00	$1,020.16	$5.09
C	Actual	1.00%	$1,000.00	$1,068.97	$5.21
	Hypothetical (h)	1.00%	$1,000.00	$1,020.16	$5.09
I	Actual	0.00%	$1,000.00	$1,074.32	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.21	$0.00
R1	Actual	1.00%	$1,000.00	$1,069.10	$5.22
	Hypothetical (h)	1.00%	$1,000.00	$1,020.16	$5.09
R2	Actual	0.50%	$1,000.00	$1,071.73	$2.61
	Hypothetical (h)	0.50%	$1,000.00	$1,022.68	$2.55
R3	Actual	0.25%	$1,000.00	$1,072.72	$1.31
	Hypothetical (h)	0.25%	$1,000.00	$1,023.95	$1.28
R4	Actual	0.00%	$1,000.00	$1,073.84	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.21	$0.00
R6	Actual	0.00%	$1,000.00	$1,075.13	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.21	$0.00
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Expense Tables - continued
MFS LIFETIME 2055 FUND
Share Class		Annualized Expense Ratio	Beginning Account Value 5/01/21	Ending Account Value 10/31/21	Expenses Paid During Period (p) 5/01/21-10/31/21
A	Actual	0.25%	$1,000.00	$1,072.97	$1.31
	Hypothetical (h)	0.25%	$1,000.00	$1,023.95	$1.28
B	Actual	1.00%	$1,000.00	$1,068.86	$5.21
	Hypothetical (h)	1.00%	$1,000.00	$1,020.16	$5.09
C	Actual	1.00%	$1,000.00	$1,068.42	$5.21
	Hypothetical (h)	1.00%	$1,000.00	$1,020.16	$5.09
I	Actual	0.00%	$1,000.00	$1,074.33	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.21	$0.00
R1	Actual	1.00%	$1,000.00	$1,068.61	$5.21
	Hypothetical (h)	1.00%	$1,000.00	$1,020.16	$5.09
R2	Actual	0.50%	$1,000.00	$1,071.74	$2.61
	Hypothetical (h)	0.50%	$1,000.00	$1,022.68	$2.55
R3	Actual	0.25%	$1,000.00	$1,072.97	$1.31
	Hypothetical (h)	0.25%	$1,000.00	$1,023.95	$1.28
R4	Actual	0.00%	$1,000.00	$1,073.93	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.21	$0.00
R6	Actual	0.00%	$1,000.00	$1,074.83	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.21	$0.00
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Expense Tables - continued
MFS LIFETIME 2060 FUND
Share Class		Annualized Expense Ratio	Beginning Account Value 5/01/21	Ending Account Value 10/31/21	Expenses Paid During Period (p) 5/01/21-10/31/21
A	Actual	0.25%	$1,000.00	$1,072.55	$1.31
	Hypothetical (h)	0.25%	$1,000.00	$1,023.95	$1.28
B	Actual	1.00%	$1,000.00	$1,068.97	$5.21
	Hypothetical (h)	1.00%	$1,000.00	$1,020.16	$5.09
C	Actual	1.00%	$1,000.00	$1,068.73	$5.21
	Hypothetical (h)	1.00%	$1,000.00	$1,020.16	$5.09
I	Actual	0.00%	$1,000.00	$1,073.96	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.21	$0.00
R1	Actual	1.00%	$1,000.00	$1,068.71	$5.21
	Hypothetical (h)	1.00%	$1,000.00	$1,020.16	$5.09
R2	Actual	0.50%	$1,000.00	$1,070.76	$2.61
	Hypothetical (h)	0.50%	$1,000.00	$1,022.68	$2.55
R3	Actual	0.25%	$1,000.00	$1,073.13	$1.31
	Hypothetical (h)	0.25%	$1,000.00	$1,023.95	$1.28
R4	Actual	0.00%	$1,000.00	$1,073.43	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.21	$0.00
R6	Actual	0.00%	$1,000.00	$1,074.49	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.21	$0.00
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Expense Tables - continued
MFS LIFETIME 2065 FUND
Share Class		Annualized Expense Ratio	Beginning Account Value 9/01/21	Ending Account Value 10/31/21	Expenses Paid During Period (p) 9/01/21-10/31/21
A	Actual	0.12%	$1,000.00	$1,007.00	$0.20
	Hypothetical (h)	0.12%	$1,000.00	$1,024.60	$0.61
C	Actual	0.87%	$1,000.00	$1,006.00	$1.46
	Hypothetical (h)	0.87%	$1,000.00	$1,020.82	$4.43
I	Actual	0.00%	$1,000.00	$1,008.00	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.21	$0.00
R1	Actual	0.87%	$1,000.00	$1,006.00	$1.46
	Hypothetical (h)	0.87%	$1,000.00	$1,020.82	$4.43
R2	Actual	0.37%	$1,000.00	$1,007.00	$0.62
	Hypothetical (h)	0.37%	$1,000.00	$1,023.34	$1.89
R3	Actual	0.12%	$1,000.00	$1,007.00	$0.20
	Hypothetical (h)	0.12%	$1,000.00	$1,024.60	$0.61
R4	Actual	0.00%	$1,000.00	$1,008.00	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.21	$0.00
R6	Actual	0.00%	$1,000.00	$1,008.00	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.21	$0.00
(h)	5% class return per year before expenses.
(p) “Expenses Paid During Period” are equal to each class's annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 61/365 for Actual Expenses (for Hypothetical Expenses, multiplied by 184/365 to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. For actual expenses paid, the calculation is based on the period from the commencement of the fund's investment operations, September 1, 2021, through October 31, 2021. For hypothetical expenses paid, it is assumed that the fund was in existence for the entire six month period ended October 31, 2021.

Portfolio of Investments
10/31/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
MFS Lifetime Income Fund
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 100.0%
Bond Funds – 70.7%
MFS Emerging Markets Debt Fund - Class R6	464,163	$ 6,804,632
MFS Emerging Markets Debt Local Currency Fund - Class R6	1,082,249	6,709,946
MFS Global Opportunistic Bond Fund - Class R6	5,100,297	47,330,755
MFS Government Securities Fund - Class R6	6,748,270	67,955,081
MFS High Income Fund - Class R6	3,976,679	13,560,477
MFS Inflation-Adjusted Bond Fund - Class R6	5,893,185	67,830,554
MFS Limited Maturity Fund - Class R6	22,506,269	135,712,802
MFS Total Return Bond Fund - Class R6	12,037,957	136,149,289
		$ 482,053,536
International Stock Funds – 5.0%
MFS Blended Research International Equity Fund - Class R6	1,234,240	$ 16,909,085
MFS International Growth Fund - Class R6	73,464	3,409,459
MFS International Intrinsic Value Fund - Class R6	61,741	3,434,021
MFS Research International Fund - Class R6	416,104	10,236,167
		$ 33,988,732
Specialty Funds – 4.0%
MFS Commodity Strategy Fund - Class R6	1,904,300	$ 13,406,271
MFS Global Real Estate Fund - Class R6	628,793	13,625,958
		$ 27,032,229
U.S. Stock Funds – 20.2%
MFS Blended Research Core Equity Fund - Class R6	364,437	$ 13,768,412
MFS Blended Research Growth Equity Fund - Class R6	600,875	13,898,236
MFS Blended Research Mid Cap Equity Fund - Class R6	1,243,829	20,498,304
MFS Blended Research Small Cap Equity Fund - Class R6	367,468	6,820,215
MFS Blended Research Value Equity Fund - Class R6	805,955	13,669,000
MFS Growth Fund - Class R6	69,765	13,874,829
MFS Mid Cap Growth Fund - Class R6	298,056	10,411,103
MFS Mid Cap Value Fund - Class R6	309,861	10,188,242
MFS New Discovery Fund - Class R6	71,839	3,436,073
MFS New Discovery Value Fund - Class R6	155,293	3,408,680
MFS Research Fund - Class R6	220,927	13,765,941
MFS Value Fund - Class R6	253,437	13,703,332
		$ 137,442,367
Money Market Funds – 0.1%
MFS Institutional Money Market Portfolio, 0.04% (v)	1,079,080	$ 1,079,080
Total Investment Companies (Identified Cost, $553,092,909)		$681,595,944
Other Assets, Less Liabilities – 0.0%		128,731
Net Assets – 100.0%		$681,724,675
See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments (unaudited) – continued
MFS Lifetime 2020 Fund
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 99.9%
Bond Funds – 70.6%
MFS Emerging Markets Debt Fund - Class R6	227,547	$ 3,335,832
MFS Emerging Markets Debt Local Currency Fund - Class R6	532,175	3,299,482
MFS Global Opportunistic Bond Fund - Class R6	2,499,344	23,193,916
MFS Government Securities Fund - Class R6	3,304,918	33,280,527
MFS High Income Fund - Class R6	1,946,572	6,637,810
MFS Inflation-Adjusted Bond Fund - Class R6	2,895,509	33,327,314
MFS Limited Maturity Fund - Class R6	11,011,229	66,397,711
MFS Total Return Bond Fund - Class R6	5,896,012	66,683,892
		$ 236,156,484
International Stock Funds – 5.0%
MFS Blended Research International Equity Fund - Class R6	609,072	$ 8,344,283
MFS International Growth Fund - Class R6	36,280	1,683,764
MFS International Intrinsic Value Fund - Class R6	30,347	1,687,906
MFS Research International Fund - Class R6	205,193	5,047,745
		$ 16,763,698
Specialty Funds – 4.0%
MFS Commodity Strategy Fund - Class R6	937,756	$ 6,601,799
MFS Global Real Estate Fund - Class R6	310,587	6,730,432
		$ 13,332,231
U.S. Stock Funds – 20.3%
MFS Blended Research Core Equity Fund - Class R6	180,018	$ 6,801,082
MFS Blended Research Growth Equity Fund - Class R6	296,852	6,866,183
MFS Blended Research Mid Cap Equity Fund - Class R6	614,786	10,131,669
MFS Blended Research Small Cap Equity Fund - Class R6	181,010	3,359,553
MFS Blended Research Value Equity Fund - Class R6	397,164	6,735,911
MFS Growth Fund - Class R6	34,468	6,855,031
MFS Mid Cap Growth Fund - Class R6	146,681	5,123,552
MFS Mid Cap Value Fund - Class R6	152,978	5,029,925
MFS New Discovery Fund - Class R6	35,358	1,691,195
MFS New Discovery Value Fund - Class R6	76,550	1,680,264
MFS Research Fund - Class R6	109,141	6,800,550
MFS Value Fund - Class R6	124,807	6,748,295
		$ 67,823,210
Money Market Funds – 0.0%
MFS Institutional Money Market Portfolio, 0.04% (v)	786	$ 787
Total Investment Companies (Identified Cost, $266,766,611)		$334,076,410
Other Assets, Less Liabilities – 0.1%		235,419
Net Assets – 100.0%		$334,311,829
See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments (unaudited) – continued
MFS Lifetime 2025 Fund
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 100.0%
Bond Funds – 61.7%
MFS Emerging Markets Debt Fund - Class R6	563,530	$ 8,261,351
MFS Emerging Markets Debt Local Currency Fund - Class R6	1,317,188	8,166,568
MFS Global Opportunistic Bond Fund - Class R6	3,455,985	32,071,542
MFS Government Securities Fund - Class R6	4,568,585	46,005,653
MFS High Income Fund - Class R6	4,828,211	16,464,198
MFS Inflation-Adjusted Bond Fund - Class R6	4,005,249	46,100,413
MFS Limited Maturity Fund - Class R6	9,197,134	55,458,716
MFS Total Return Bond Fund - Class R6	6,539,214	73,958,511
		$ 286,486,952
International Stock Funds – 7.4%
MFS Blended Research International Equity Fund - Class R6	1,246,078	$ 17,071,273
MFS International Growth Fund - Class R6	90,291	4,190,415
MFS International Intrinsic Value Fund - Class R6	75,944	4,224,026
MFS Research International Fund - Class R6	360,520	8,868,778
		$ 34,354,492
Specialty Funds – 4.0%
MFS Commodity Strategy Fund - Class R6	1,304,270	$ 9,182,062
MFS Global Real Estate Fund - Class R6	432,151	9,364,698
		$ 18,546,760
U.S. Stock Funds – 26.7%
MFS Blended Research Core Equity Fund - Class R6	349,106	$ 13,189,228
MFS Blended Research Growth Equity Fund - Class R6	577,292	13,352,755
MFS Blended Research Mid Cap Equity Fund - Class R6	1,078,545	17,774,423
MFS Blended Research Small Cap Equity Fund - Class R6	250,856	4,655,880
MFS Blended Research Value Equity Fund - Class R6	769,939	13,058,175
MFS Growth Fund - Class R6	67,065	13,337,872
MFS Mid Cap Growth Fund - Class R6	259,510	9,064,705
MFS Mid Cap Value Fund - Class R6	268,673	8,833,973
MFS New Discovery Fund - Class R6	49,337	2,359,802
MFS New Discovery Value Fund - Class R6	106,281	2,332,859
MFS Research Fund - Class R6	211,734	13,193,154
MFS Value Fund - Class R6	242,290	13,100,609
		$ 124,253,435
Money Market Funds – 0.2%
MFS Institutional Money Market Portfolio, 0.04% (v)	767,934	$ 767,934
Total Investment Companies (Identified Cost, $374,833,888)		$464,409,573
Other Assets, Less Liabilities – 0.0%		2,079
Net Assets – 100.0%		$464,411,652
See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments (unaudited) – continued
MFS Lifetime 2030 Fund
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 100.0%
Bond Funds – 43.2%
MFS Emerging Markets Debt Fund - Class R6	1,484,018	$ 21,755,702
MFS Emerging Markets Debt Local Currency Fund - Class R6	2,484,745	15,405,417
MFS Global Opportunistic Bond Fund - Class R6	4,509,338	41,846,660
MFS Government Securities Fund - Class R6	7,715,259	77,692,655
MFS High Income Fund - Class R6	9,090,755	30,999,476
MFS Inflation-Adjusted Bond Fund - Class R6	5,159,419	59,384,917
MFS Limited Maturity Fund - Class R6	2,640,810	15,924,083
MFS Total Return Bond Fund - Class R6	7,046,691	79,698,072
		$ 342,706,982
International Stock Funds – 12.0%
MFS Blended Research International Equity Fund - Class R6	3,221,349	$ 44,132,486
MFS International Growth Fund - Class R6	241,233	11,195,601
MFS International Intrinsic Value Fund - Class R6	200,957	11,177,224
MFS International New Discovery Fund - Class R6	155,101	6,252,137
MFS Research International Fund - Class R6	908,548	22,350,271
		$ 95,107,719
Specialty Funds – 5.6%
MFS Commodity Strategy Fund - Class R6	3,069,110	$ 21,606,538
MFS Global Real Estate Fund - Class R6	1,039,853	22,533,608
		$ 44,140,146
U.S. Stock Funds – 39.1%
MFS Blended Research Core Equity Fund - Class R6	813,877	$ 30,748,282
MFS Blended Research Growth Equity Fund - Class R6	1,351,321	31,256,060
MFS Blended Research Mid Cap Equity Fund - Class R6	3,108,030	51,220,330
MFS Blended Research Small Cap Equity Fund - Class R6	595,459	11,051,710
MFS Blended Research Value Equity Fund - Class R6	1,783,494	30,248,062
MFS Growth Fund - Class R6	156,869	31,198,159
MFS Mid Cap Growth Fund - Class R6	750,808	26,225,730
MFS Mid Cap Value Fund - Class R6	774,022	25,449,853
MFS New Discovery Fund - Class R6	117,474	5,618,769
MFS New Discovery Value Fund - Class R6	253,612	5,566,784
MFS Research Fund - Class R6	493,946	30,777,766
MFS Value Fund - Class R6	562,097	30,392,551
		$ 309,754,056
Money Market Funds – 0.1%
MFS Institutional Money Market Portfolio, 0.04% (v)	841,568	$ 841,568
Total Investment Companies (Identified Cost, $552,490,448)		$792,550,471
Other Assets, Less Liabilities – (0.0)%		(51,687)
Net Assets – 100.0%		$792,498,784
See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments (unaudited) – continued
MFS Lifetime 2035 Fund
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 100.0%
Bond Funds – 23.5%
MFS Emerging Markets Debt Fund - Class R6	1,013,981	$ 14,864,962
MFS Emerging Markets Debt Local Currency Fund - Class R6	1,583,628	9,818,493
MFS Global Opportunistic Bond Fund - Class R6	1,813,868	16,832,696
MFS Government Securities Fund - Class R6	1,009,219	10,162,832
MFS High Income Fund - Class R6	5,828,129	19,873,920
MFS Inflation-Adjusted Bond Fund - Class R6	2,343,739	26,976,435
MFS Total Return Bond Fund - Class R6	1,855,947	20,990,767
		$ 119,520,105
International Stock Funds – 18.4%
MFS Blended Research Emerging Markets Equity Fund - Class R6	127,496	$ 1,977,460
MFS Blended Research International Equity Fund - Class R6	2,925,244	40,075,836
MFS Emerging Markets Equity Fund - Class R6	49,976	1,983,055
MFS International Growth Fund - Class R6	250,563	11,628,636
MFS International Intrinsic Value Fund - Class R6	209,074	11,628,710
MFS International New Discovery Fund - Class R6	221,626	8,933,733
MFS Research International Fund - Class R6	698,718	17,188,466
		$ 93,415,896
Specialty Funds – 7.7%
MFS Commodity Strategy Fund - Class R6	2,793,020	$ 19,662,859
MFS Global Real Estate Fund - Class R6	890,692	19,301,292
		$ 38,964,151
U.S. Stock Funds – 50.3%
MFS Blended Research Core Equity Fund - Class R6	651,914	$ 24,629,316
MFS Blended Research Growth Equity Fund - Class R6	1,075,754	24,882,191
MFS Blended Research Mid Cap Equity Fund - Class R6	2,657,905	43,802,282
MFS Blended Research Small Cap Equity Fund - Class R6	521,900	9,686,455
MFS Blended Research Value Equity Fund - Class R6	1,439,763	24,418,388
MFS Growth Fund - Class R6	124,968	24,853,570
MFS Mid Cap Growth Fund - Class R6	637,337	22,262,179
MFS Mid Cap Value Fund - Class R6	665,559	21,883,565
MFS New Discovery Fund - Class R6	100,868	4,824,538
MFS New Discovery Value Fund - Class R6	222,938	4,893,493
MFS Research Fund - Class R6	394,987	24,611,608
MFS Value Fund - Class R6	453,102	24,499,218
		$ 255,246,803
Money Market Funds – 0.1%
MFS Institutional Money Market Portfolio, 0.04% (v)	399,023	$ 399,024
Total Investment Companies (Identified Cost, $349,571,747)		$507,545,979
Other Assets, Less Liabilities – (0.0)%		(25,999)
Net Assets – 100.0%		$507,519,980
See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments (unaudited) – continued
MFS Lifetime 2040 Fund
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 100.0%
Bond Funds – 13.8%
MFS Emerging Markets Debt Fund - Class R6	755,822	$ 11,080,356
MFS Emerging Markets Debt Local Currency Fund - Class R6	1,179,601	7,313,524
MFS Global Opportunistic Bond Fund - Class R6	1,188,802	11,032,088
MFS High Income Fund - Class R6	4,324,289	14,745,826
MFS Inflation-Adjusted Bond Fund - Class R6	2,135,762	24,582,618
MFS Total Return Bond Fund - Class R6	1,517,706	17,165,252
		$ 85,919,664
International Stock Funds – 22.9%
MFS Blended Research Emerging Markets Equity Fund - Class R6	274,873	$ 4,263,276
MFS Blended Research International Equity Fund - Class R6	4,265,589	58,438,575
MFS Emerging Markets Equity Fund - Class R6	107,875	4,280,496
MFS International Growth Fund - Class R6	387,339	17,976,395
MFS International Intrinsic Value Fund - Class R6	323,230	17,978,051
MFS International New Discovery Fund - Class R6	423,359	17,065,580
MFS Research International Fund - Class R6	931,955	22,926,098
		$ 142,928,471
Specialty Funds – 8.7%
MFS Commodity Strategy Fund - Class R6	3,839,890	$ 27,032,826
MFS Global Real Estate Fund - Class R6	1,262,201	27,351,886
		$ 54,384,712
U.S. Stock Funds – 54.5%
MFS Blended Research Core Equity Fund - Class R6	833,640	$ 31,494,929
MFS Blended Research Growth Equity Fund - Class R6	1,428,771	33,047,480
MFS Blended Research Mid Cap Equity Fund - Class R6	3,566,165	58,770,407
MFS Blended Research Small Cap Equity Fund - Class R6	736,227	13,664,377
MFS Blended Research Value Equity Fund - Class R6	1,911,657	32,421,706
MFS Growth Fund - Class R6	165,785	32,971,294
MFS Mid Cap Growth Fund - Class R6	853,360	29,807,870
MFS Mid Cap Value Fund - Class R6	890,366	29,275,220
MFS New Discovery Fund - Class R6	143,341	6,856,019
MFS New Discovery Value Fund - Class R6	313,915	6,890,426
MFS Research Fund - Class R6	504,991	31,465,963
MFS Value Fund - Class R6	601,327	32,513,745
		$ 339,179,436
Money Market Funds – 0.1%
MFS Institutional Money Market Portfolio, 0.04% (v)	355,801	$ 355,801
Total Investment Companies (Identified Cost, $368,532,560)		$622,768,084
Other Assets, Less Liabilities – (0.0)%		(49,086)
Net Assets – 100.0%		$622,718,998
See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments (unaudited) – continued
MFS Lifetime 2045 Fund
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 100.0%
Bond Funds – 6.5%
MFS Emerging Markets Debt Fund - Class R6	75,945	$ 1,113,350
MFS Emerging Markets Debt Local Currency Fund - Class R6	118,737	736,169
MFS Global Opportunistic Bond Fund - Class R6	90,019	835,373
MFS High Income Fund - Class R6	533,349	1,818,721
MFS Inflation-Adjusted Bond Fund - Class R6	858,317	9,879,233
MFS Total Return Bond Fund - Class R6	807,797	9,136,180
		$ 23,519,026
International Stock Funds – 26.8%
MFS Blended Research Emerging Markets Equity Fund - Class R6	216,764	$ 3,362,006
MFS Blended Research International Equity Fund - Class R6	2,805,989	38,442,048
MFS Emerging Markets Equity Fund - Class R6	85,111	3,377,188
MFS International Growth Fund - Class R6	263,688	12,237,769
MFS International Intrinsic Value Fund - Class R6	220,034	12,238,294
MFS International New Discovery Fund - Class R6	334,882	13,499,113
MFS Research International Fund - Class R6	577,419	14,204,514
		$ 97,360,932
Specialty Funds – 9.9%
MFS Commodity Strategy Fund - Class R6	2,574,788	$ 18,126,503
MFS Global Real Estate Fund - Class R6	815,517	17,672,259
		$ 35,798,762
U.S. Stock Funds – 56.7%
MFS Blended Research Core Equity Fund - Class R6	482,235	$ 18,218,851
MFS Blended Research Growth Equity Fund - Class R6	865,275	20,013,814
MFS Blended Research Mid Cap Equity Fund - Class R6	2,180,002	35,926,427
MFS Blended Research Small Cap Equity Fund - Class R6	479,254	8,894,948
MFS Blended Research Value Equity Fund - Class R6	1,164,151	19,743,999
MFS Growth Fund - Class R6	100,472	19,981,989
MFS Mid Cap Growth Fund - Class R6	519,714	18,153,624
MFS Mid Cap Value Fund - Class R6	546,724	17,976,289
MFS New Discovery Fund - Class R6	92,579	4,428,059
MFS New Discovery Value Fund - Class R6	205,060	4,501,070
MFS Research Fund - Class R6	292,048	18,197,502
MFS Value Fund - Class R6	365,825	19,780,136
		$ 205,816,708
Money Market Funds – 0.1%
MFS Institutional Money Market Portfolio, 0.04% (v)	351,247	$ 351,247
Total Investment Companies (Identified Cost, $235,544,718)		$362,846,675
Other Assets, Less Liabilities – (0.0)%		(17)
Net Assets – 100.0%		$362,846,658
See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments (unaudited) – continued
MFS Lifetime 2050 Fund
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 100.0%
Bond Funds – 4.9%
MFS Inflation-Adjusted Bond Fund - Class R6	768,115	$ 8,841,002
MFS Total Return Bond Fund - Class R6	783,651	8,863,095
		$ 17,704,097
International Stock Funds – 27.8%
MFS Blended Research Emerging Markets Equity Fund - Class R6	225,465	$ 3,496,967
MFS Blended Research International Equity Fund - Class R6	2,830,566	38,778,750
MFS Emerging Markets Equity Fund - Class R6	88,253	3,501,879
MFS International Growth Fund - Class R6	267,855	12,431,166
MFS International Intrinsic Value Fund - Class R6	225,641	12,550,137
MFS International New Discovery Fund - Class R6	350,184	14,115,940
MFS Research International Fund - Class R6	577,971	14,218,083
		$ 99,092,922
Specialty Funds – 9.9%
MFS Commodity Strategy Fund - Class R6	2,487,811	$ 17,514,189
MFS Global Real Estate Fund - Class R6	820,259	17,775,014
		$ 35,289,203
U.S. Stock Funds – 57.3%
MFS Blended Research Core Equity Fund - Class R6	475,081	$ 17,948,547
MFS Blended Research Growth Equity Fund - Class R6	864,866	20,004,353
MFS Blended Research Mid Cap Equity Fund - Class R6	2,159,654	35,591,096
MFS Blended Research Small Cap Equity Fund - Class R6	478,672	8,884,154
MFS Blended Research Value Equity Fund - Class R6	1,153,204	19,558,344
MFS Growth Fund - Class R6	100,422	19,971,971
MFS Mid Cap Growth Fund - Class R6	519,156	18,134,122
MFS Mid Cap Value Fund - Class R6	538,605	17,709,331
MFS New Discovery Fund - Class R6	93,546	4,474,277
MFS New Discovery Value Fund - Class R6	202,165	4,437,530
MFS Research Fund - Class R6	287,953	17,942,359
MFS Value Fund - Class R6	362,803	19,616,735
		$ 204,272,819
Money Market Funds – 0.1%
MFS Institutional Money Market Portfolio, 0.04% (v)	350,905	$ 350,905
Total Investment Companies (Identified Cost, $220,857,948)		$356,709,946
Other Assets, Less Liabilities – (0.0)%		(24,663)
Net Assets – 100.0%		$356,685,283
See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments (unaudited) – continued
MFS Lifetime 2055 Fund
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 100.0%
Bond Funds – 5.0%
MFS Inflation-Adjusted Bond Fund - Class R6	447,119	$ 5,146,333
MFS Total Return Bond Fund - Class R6	455,310	5,149,560
		$ 10,295,893
International Stock Funds – 27.8%
MFS Blended Research Emerging Markets Equity Fund - Class R6	131,681	$ 2,042,367
MFS Blended Research International Equity Fund - Class R6	1,649,412	22,596,942
MFS Emerging Markets Equity Fund - Class R6	51,573	2,046,424
MFS International Growth Fund - Class R6	155,708	7,226,417
MFS International Intrinsic Value Fund - Class R6	130,353	7,250,248
MFS International New Discovery Fund - Class R6	203,583	8,206,445
MFS Research International Fund - Class R6	335,592	8,255,563
		$ 57,624,406
Specialty Funds – 10.0%
MFS Commodity Strategy Fund - Class R6	1,480,192	$ 10,420,554
MFS Global Real Estate Fund - Class R6	476,562	10,327,099
		$ 20,747,653
U.S. Stock Funds – 57.1%
MFS Blended Research Core Equity Fund - Class R6	275,372	$ 10,403,544
MFS Blended Research Growth Equity Fund - Class R6	499,670	11,557,378
MFS Blended Research Mid Cap Equity Fund - Class R6	1,255,693	20,693,822
MFS Blended Research Small Cap Equity Fund - Class R6	278,702	5,172,709
MFS Blended Research Value Equity Fund - Class R6	670,966	11,379,577
MFS Growth Fund - Class R6	57,985	11,532,021
MFS Mid Cap Growth Fund - Class R6	300,144	10,484,017
MFS Mid Cap Value Fund - Class R6	314,474	10,339,901
MFS New Discovery Fund - Class R6	54,147	2,589,868
MFS New Discovery Value Fund - Class R6	118,662	2,604,622
MFS Research Fund - Class R6	166,876	10,398,074
MFS Value Fund - Class R6	210,643	11,389,462
		$ 118,544,995
Money Market Funds – 0.1%
MFS Institutional Money Market Portfolio, 0.04% (v)	242,445	$ 242,445
Total Investment Companies (Identified Cost, $140,466,191)		$207,455,392
Other Assets, Less Liabilities – (0.0)%		(15,737)
Net Assets – 100.0%		$207,439,655
See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments (unaudited) – continued
MFS Lifetime 2060 Fund
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 100.0%
Bond Funds – 5.0%
MFS Inflation-Adjusted Bond Fund - Class R6	150,988	$ 1,737,870
MFS Total Return Bond Fund - Class R6	153,922	1,740,854
		$ 3,478,724
International Stock Funds – 27.9%
MFS Blended Research Emerging Markets Equity Fund - Class R6	44,660	$ 692,681
MFS Blended Research International Equity Fund - Class R6	556,877	7,629,215
MFS Emerging Markets Equity Fund - Class R6	17,458	692,744
MFS International Growth Fund - Class R6	52,393	2,431,566
MFS International Intrinsic Value Fund - Class R6	43,937	2,443,784
MFS International New Discovery Fund - Class R6	68,870	2,776,138
MFS Research International Fund - Class R6	112,934	2,778,169
		$ 19,444,297
Specialty Funds – 10.0%
MFS Commodity Strategy Fund - Class R6	492,354	$ 3,466,176
MFS Global Real Estate Fund - Class R6	160,149	3,470,420
		$ 6,936,596
U.S. Stock Funds – 57.1%
MFS Blended Research Core Equity Fund - Class R6	92,179	$ 3,482,509
MFS Blended Research Growth Equity Fund - Class R6	167,325	3,870,234
MFS Blended Research Mid Cap Equity Fund - Class R6	422,083	6,955,926
MFS Blended Research Small Cap Equity Fund - Class R6	93,711	1,739,269
MFS Blended Research Value Equity Fund - Class R6	225,432	3,823,332
MFS Growth Fund - Class R6	19,420	3,862,163
MFS Mid Cap Growth Fund - Class R6	100,262	3,502,133
MFS Mid Cap Value Fund - Class R6	105,609	3,472,436
MFS New Discovery Fund - Class R6	18,229	871,876
MFS New Discovery Value Fund - Class R6	39,574	868,655
MFS Research Fund - Class R6	55,858	3,480,533
MFS Value Fund - Class R6	70,724	3,824,061
		$ 39,753,127
Money Market Funds – 0.0%
MFS Institutional Money Market Portfolio, 0.04% (v)	38,812	$ 38,812
Total Investment Companies (Identified Cost, $52,704,679)		$69,651,556
Other Assets, Less Liabilities – 0.0%		11,614
Net Assets – 100.0%		$69,663,170
See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments (unaudited) – continued
MFS Lifetime 2065 Fund
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 100.4%
Bond Funds – 4.9%
MFS Inflation-Adjusted Bond Fund - Class R6	1,854	$ 21,336
MFS Total Return Bond Fund - Class R6	1,886	21,338
		$ 42,674
International Stock Funds – 27.8%
MFS Blended Research Emerging Markets Equity Fund - Class R6	546	$ 8,464
MFS Blended Research International Equity Fund - Class R6	6,865	94,047
MFS Emerging Markets Equity Fund - Class R6	213	8,454
MFS International Growth Fund - Class R6	652	30,282
MFS International Intrinsic Value Fund - Class R6	548	30,516
MFS International New Discovery Fund - Class R6	847	34,133
MFS Research International Fund - Class R6	1,408	34,632
		$ 240,528
Specialty Funds – 10.0%
MFS Commodity Strategy Fund - Class R6	6,081	$ 42,809
MFS Global Real Estate Fund - Class R6	1,999	43,312
		$ 86,121
U.S. Stock Funds – 57.7%
MFS Blended Research Core Equity Fund - Class R6	1,159	$ 43,791
MFS Blended Research Growth Equity Fund - Class R6	2,104	48,667
MFS Blended Research Mid Cap Equity Fund - Class R6	5,283	87,070
MFS Blended Research Small Cap Equity Fund - Class R6	1,161	21,553
MFS Blended Research Value Equity Fund - Class R6	2,818	47,790
MFS Growth Fund - Class R6	244	48,578
MFS Mid Cap Growth Fund - Class R6	1,266	44,206
MFS Mid Cap Value Fund - Class R6	1,316	43,275
MFS New Discovery Fund - Class R6	227	10,851
MFS New Discovery Value Fund - Class R6	495	10,873
MFS Research Fund - Class R6	703	43,799
MFS Value Fund - Class R6	887	47,945
		$ 498,398
Money Market Funds – 0.0%
MFS Institutional Money Market Portfolio, 0.04% (v)	136	$ 136
Total Investment Companies (Identified Cost, $862,029)		$867,857
Other Assets, Less Liabilities – (0.4)%		(3,478)
Net Assets – 100.0%		$864,379
Portfolio Footnotes:
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of each fund’s investments in affiliated issuers were as follows:
Affiliated Issuers
MFS Lifetime Income Fund	$681,595,944
MFS Lifetime 2020 Fund	334,076,410
MFS Lifetime 2025 Fund	464,409,573
MFS Lifetime 2030 Fund	792,550,471
MFS Lifetime 2035 Fund	507,545,979
MFS Lifetime 2040 Fund	622,768,084
MFS Lifetime 2045 Fund	362,846,675
MFS Lifetime 2050 Fund	356,709,946
MFS Lifetime 2055 Fund	207,455,392
MFS Lifetime 2060 Fund	69,651,556
MFS Lifetime 2065 Fund	867,857

Portfolio of Investments (unaudited) – continued
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
See Notes to Financial Statements

Financial Statements
Statements of Assets and Liabilities
At 10/31/21 (unaudited)
These statements represent each fund's balance sheet, which details the assets and liabilities comprising the total value of each fund.
	MFS Lifetime Income Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund
Assets
Investments in affiliated issuers, at value (identified cost, $553,092,909, $266,766,611, $374,833,888, and $552,490,448, respectively)	$681,595,944	$334,076,410	$464,409,573	$792,550,471
Receivables for
Investments sold	285,846	401,304	235,740	217,213
Fund shares sold	428,800	204,027	536,028	793,320
Receivable from investment adviser	116,229	71,319	86,896	134,579
Other assets	43,737	41,795	39,290	44,392
Total assets	$682,470,556	$334,794,855	$465,307,527	$793,739,975
Liabilities
Payable to custodian	$568	$281	$388	$651
Payables for
Distributions	37,260	—	—	—
Investments purchased	20,125	111,879	452,464	570,297
Fund shares reacquired	427,952	239,440	302,915	440,303
Payable to affiliates
Administrative services fee	192	192	192	192
Shareholder servicing costs	171,121	85,888	92,725	167,717
Distribution and service fees	20,442	6,054	5,840	13,967
Program manager fee	1,061	—	—	—
Accrued expenses and other liabilities	67,160	39,292	41,351	48,064
Total liabilities	$745,881	$483,026	$895,875	$1,241,191
Net assets	$681,724,675	$334,311,829	$464,411,652	$792,498,784
Net assets consist of
Paid-in capital	$552,383,287	$256,775,149	$359,377,360	$527,970,085
Total distributable earnings (loss)	129,341,388	77,536,680	105,034,292	264,528,699
Net assets	$681,724,675	$334,311,829	$464,411,652	$792,498,784

Statements of Assets and Liabilities (unaudited) – continued
	MFS Lifetime Income Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund
Net assets
Class A	$171,603,165	$46,581,138	$30,238,485	$87,242,965
Class B	2,555,476	1,708,310	1,409,508	6,043,333
Class C	73,619,146	5,671,410	4,463,536	12,826,711
Class I	49,172,572	3,624,464	3,333,822	7,884,354
Class R1	2,091,962	1,759,778	358,524	5,266,445
Class R2	8,940,862	28,347,007	18,876,874	58,188,514
Class R3	69,945,911	80,679,919	120,117,730	208,979,896
Class R4	17,134,827	31,562,458	44,263,513	73,959,623
Class R6	92,989,568	134,377,345	241,349,660	332,106,943
Class 529A	163,011,952	—	—	—
Class 529B	3,265,985	—	—	—
Class 529C	27,393,249	—	—	—
Total net assets	$681,724,675	$334,311,829	$464,411,652	$792,498,784
Shares of beneficial interest outstanding
Class A	12,122,616	3,189,988	1,943,116	4,562,703
Class B	180,529	117,803	91,602	321,626
Class C	5,203,389	396,706	291,875	687,192
Class I	3,472,584	245,965	213,161	409,662
Class R1	147,620	120,645	23,071	278,822
Class R2	631,402	1,955,489	1,218,369	3,074,083
Class R3	4,941,288	5,524,623	7,728,431	10,963,668
Class R4	1,210,719	2,142,181	2,824,621	3,835,245
Class R6	6,549,822	9,123,238	15,387,810	17,215,623
Class 529A	14,128,508	—	—	—
Class 529B	282,888	—	—	—
Class 529C	2,375,036	—	—	—
Total shares of beneficial interest outstanding	51,246,401	22,816,638	29,722,056	41,348,624
Class A shares
Net asset value per share (net assets / shares of beneficial interest outstanding)	$14.16	$14.60	$15.56	$19.12
Offering price per share (100 / 95.75 x net asset value per share)	$14.79	$—	$—	$—
Offering price per share (100 / 94.25 x net asset value per share)	$—	$15.49	$16.51	$20.29
Class B shares
Net asset value and offering price per share (net assets / shares of beneficial interest outstanding)	$14.16	$14.50	$15.39	$18.79
Class C shares
Net asset value and offering price per share (net assets / shares of beneficial interest outstanding)	$14.15	$14.30	$15.29	$18.67
Class I shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$14.16	$14.74	$15.64	$19.25
Class R1 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$14.17	$14.59	$15.54	$18.89
Class R2 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$14.16	$14.50	$15.49	$18.93
Class R3 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$14.16	$14.60	$15.54	$19.06

Statements of Assets and Liabilities (unaudited) – continued
	MFS Lifetime Income Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund
Class R4 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$14.15	$14.73	$15.67	$19.28
Class R6 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$14.20	$14.73	$15.68	$19.29
Class 529A shares
Net asset value and redemption price per share (net assets / shares of beneficial interest outstanding)	$11.54	$—	$—	$—
Offering price per share (100 / 95.75 x net asset value per share)	$12.05	$—	$—	$—
Class 529B shares
Net asset value and offering price per share (net assets / shares of beneficial interest outstanding)	$11.55	$—	$—	$—
Class 529C shares
Net asset value and offering price per share (net assets / shares of beneficial interest outstanding)	$11.53	$—	$—	$—
On sales of $100,000 or more, the maximum offering price of Class A and Class 529A shares is reduced for the MFS Lifetime Income Fund. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced for all other funds. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares.
See Notes to Financial Statements

Statements of Assets and Liabilities (unaudited) – continued
At 10/31/21	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund
Assets
Investments in affiliated issuers, at value (identified cost, $349,571,747, $368,532,560, $235,544,718, and $220,857,948, respectively)	$507,545,979	$622,768,084	$362,846,675	$356,709,946
Receivables for
Investments sold	—	—	11,134	—
Fund shares sold	1,428,281	1,017,564	729,335	601,732
Receivable from investment adviser	96,872	111,320	76,196	76,675
Other assets	35,429	40,070	37,832	44,497
Total assets	$509,106,561	$623,937,038	$363,701,172	$357,432,850
Liabilities
Payable to custodian	$406	$500	$293	$292
Payables for
Investments purchased	1,275,326	960,622	635,741	548,702
Fund shares reacquired	157,492	60,164	89,889	58,641
Payable to affiliates
Administrative services fee	192	192	192	192
Shareholder servicing costs	105,880	140,097	84,777	92,817
Distribution and service fees	6,889	11,006	4,996	5,931
Accrued expenses and other liabilities	40,396	45,459	38,626	40,992
Total liabilities	$1,586,581	$1,218,040	$854,514	$747,567
Net assets	$507,519,980	$622,718,998	$362,846,658	$356,685,283
Net assets consist of
Paid-in capital	$340,792,325	$356,501,538	$230,420,971	$212,967,011
Total distributable earnings (loss)	166,727,655	266,217,460	132,425,687	143,718,272
Net assets	$507,519,980	$622,718,998	$362,846,658	$356,685,283

Statements of Assets and Liabilities (unaudited) – continued
	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund
Net assets
Class A	$30,082,434	$57,549,826	$20,752,761	$25,325,706
Class B	1,592,945	3,463,328	955,505	1,687,063
Class C	3,729,363	8,934,273	2,152,458	3,907,184
Class I	1,311,638	5,053,330	2,555,070	1,230,023
Class R1	507,764	4,354,732	372,714	773,111
Class R2	18,739,924	49,203,429	11,704,335	20,477,969
Class R3	160,699,893	178,476,910	124,050,790	124,640,759
Class R4	47,468,181	58,069,513	31,110,021	29,580,572
Class R6	243,387,838	257,613,657	169,193,004	149,062,896
Total net assets	$507,519,980	$622,718,998	$362,846,658	$356,685,283
Shares of beneficial interest outstanding
Class A	1,519,301	2,648,935	975,873	984,249
Class B	81,309	161,083	45,391	66,824
Class C	191,572	421,056	102,730	155,632
Class I	65,955	230,538	119,382	47,797
Class R1	25,792	203,222	17,684	30,653
Class R2	948,235	2,281,353	553,438	806,226
Class R3	8,107,938	8,216,172	5,839,261	4,883,207
Class R4	2,377,586	2,640,180	1,453,448	1,149,119
Class R6	12,180,495	11,709,536	7,902,297	5,786,672
Total shares of beneficial interest outstanding	25,498,183	28,512,075	17,009,504	13,910,379
Class A shares
Net asset value per share (net assets / shares of beneficial interest outstanding)	$19.80	$21.73	$21.27	$25.73
Offering price per share (100 / 94.25 x net asset value per share)	$21.01	$23.06	$22.57	$27.30
Class B shares
Net asset value and offering price per share (net assets / shares of beneficial interest outstanding)	$19.59	$21.50	$21.05	$25.25
Class C shares
Net asset value and offering price per share (net assets / shares of beneficial interest outstanding)	$19.47	$21.22	$20.95	$25.11
Class I shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$19.89	$21.92	$21.40	$25.73
Class R1 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$19.69	$21.43	$21.08	$25.22
Class R2 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$19.76	$21.57	$21.15	$25.40
Class R3 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$19.82	$21.72	$21.24	$25.52
Class R4 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$19.96	$21.99	$21.40	$25.74

Statements of Assets and Liabilities (unaudited) – continued
	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund
Class R6 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$19.98	$22.00	$21.41	$25.76
On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.
See Notes to Financial Statements

Statements of Assets and Liabilities (unaudited) – continued
At 10/31/21	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund	MFS Lifetime 2065 Fund
Assets
Investments in affiliated issuers, at value (identified cost, $140,466,191, $52,704,679, and $862,029, respectively)	$207,455,392	$69,651,556	$867,857
Receivables for
Fund shares sold	679,069	388,051	—
Receivable from investment adviser	55,412	33,668	11,280
Other assets	37,330	38,076	—
Total assets	$208,227,203	$70,111,351	$879,137
Liabilities
Payable to custodian	$165	$54	$—
Payables for
Investments purchased	586,730	382,019	—
Fund shares reacquired	96,483	10,734	—
Payable to affiliates
Administrative services fee	192	192	192
Shareholder servicing costs	61,045	21,639	55
Distribution and service fees	3,511	1,040	17
Accrued expenses and other liabilities	39,422	32,503	14,494
Total liabilities	$787,548	$448,181	$14,758
Net assets	$207,439,655	$69,663,170	$864,379
Net assets consist of
Paid-in capital	$137,982,715	$52,539,227	$857,924
Total distributable earnings (loss)	69,456,940	17,123,943	6,455
Net assets	$207,439,655	$69,663,170	$864,379

Statements of Assets and Liabilities (unaudited) – continued
	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund	MFS Lifetime 2065 Fund
Net assets
Class A	$16,712,204	$6,272,961	$50,366
Class B	758,086	202,255	—
Class C	2,637,541	893,022	50,302
Class I	494,717	282,471	50,384
Class R1	718,906	91,893	50,300
Class R2	9,451,790	1,796,516	58,423
Class R3	76,072,464	23,433,341	50,364
Class R4	16,365,448	2,932,199	50,384
Class R6	84,228,499	33,758,512	503,856
Total net assets	$207,439,655	$69,663,170	$864,379
Shares of beneficial interest outstanding
Class A	762,739	365,814	5,000
Class B	34,892	11,863	—
Class C	122,368	52,683	5,000
Class I	22,521	16,344	5,000
Class R1	33,207	5,372	5,000
Class R2	433,358	105,033	5,802
Class R3	3,471,936	1,365,091	5,000
Class R4	741,049	170,014	5,000
Class R6	3,808,184	1,949,842	50,000
Total shares of beneficial interest outstanding	9,430,254	4,042,056	85,802
Class A shares
Net asset value per share (net assets / shares of beneficial interest outstanding)	$21.91	$17.15	$10.07
Offering price per share (100 / 94.25 x net asset value per share)	$23.25	$18.20	$10.68
Class B shares
Net asset value and offering price per share (net assets / shares of beneficial interest outstanding)	$21.73	$17.05	$—
Class C shares
Net asset value and offering price per share (net assets / shares of beneficial interest outstanding)	$21.55	$16.95	$10.06
Class I shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$21.97	$17.28	$10.08
Class R1 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$21.65	$17.11	$10.06
Class R2 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$21.81	$17.10	$10.07
Class R3 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$21.91	$17.17	$10.07
Class R4 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$22.08	$17.25	$10.08

Statements of Assets and Liabilities (unaudited) – continued
	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund	MFS Lifetime 2065 Fund
Class R6 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$22.12	$17.31	$10.08
On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.
See Notes to Financial Statements

Financial Statements
Statements of Operations
Six months ended 10/31/21 (unaudited)
These statements describe how much each fund earned in investment income and accrued in expenses. They also describe any gains or losses generated by each fund’s operations.
	MFS Lifetime Income Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund
Net investment income (loss)
Dividends from affiliated issuers	$5,740,531	$2,881,748	$3,773,235	$4,905,861	$2,162,440
Other	92	59	65	95	60
Excess expense reimbursement from investment adviser	53,290	97,042	168,124	230,510	164,600
Total investment income	$5,793,913	$2,978,849	$3,941,424	$5,136,466	$2,327,100
Expenses
Distribution and service fees	$1,103,597	$290,555	$270,908	$640,342	$306,666
Shareholder servicing costs	417,462	183,657	205,021	375,359	240,534
Program manager fees	48,886	—	—	—	—
Administrative services fee	8,823	8,823	8,823	8,823	8,823
Independent Trustees' compensation	5,577	3,433	4,204	6,185	4,251
Custodian fee	13,111	5,441	6,093	8,285	5,864
Shareholder communications	18,225	7,087	6,446	9,706	6,969
Audit and tax fees	20,028	19,154	18,750	19,191	18,748
Legal fees	2,304	1,273	1,534	2,471	1,427
Registration fees	72,432	65,812	68,327	73,943	72,629
NASDAQ listing fee	4,235	3,176	3,176	3,176	3,176
N-CEN/N-PORT preparation fees	5,545	5,545	5,545	5,545	5,545
Miscellaneous	9,915	8,681	9,047	10,450	8,937
Total expenses	$1,730,140	$602,637	$607,874	$1,163,476	$683,569
Reduction of expenses by investment adviser and distributor	(642,398)	(317,912)	(336,268)	(539,524)	(376,059)
Net expenses	$1,087,742	$284,725	$271,606	$623,952	$307,510
Net investment income (loss)	$4,706,171	$2,694,124	$3,669,818	$4,512,514	$2,019,590
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Investments in affiliated issuers	$11,096,766	$8,109,941	$9,690,180	$18,850,682	$8,976,415
Capital gain distributions from affiliated issuers	57,261	28,894	57,128	126,667	105,397
Net realized gain (loss)	$11,154,027	$8,138,835	$9,747,308	$18,977,349	$9,081,812
Change in unrealized appreciation or depreciation
Affiliated issuers	$5,113,478	$218,172	$4,942,306	$16,488,695	$20,245,244
Net realized and unrealized gain (loss)	$16,267,505	$8,357,007	$14,689,614	$35,466,044	$29,327,056
Change in net assets from operations	$20,973,676	$11,051,131	$18,359,432	$39,978,558	$31,346,646
See Notes to Financial Statements

Statements of Operations (unaudited) – continued
Six months ended 10/31/21	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund	MFS Lifetime 2065 Fund (c)
Net investment income (loss)
Dividends from affiliated issuers	$1,779,629	$555,410	$476,315	$268,102	$86,095	$501
Other	70	49	50	33	14	—
Excess expense reimbursement from investment adviser	170,352	116,349	100,787	56,292	20,821	138
Total investment income	$1,950,051	$671,808	$577,152	$324,427	$106,930	$639
Expenses
Distribution and service fees	$494,558	$222,808	$273,216	$158,117	$44,058	$253
Shareholder servicing costs	316,800	191,594	212,899	141,193	50,565	85
Administrative services fee	8,823	8,823	8,823	8,823	8,823	2,925
Independent Trustees' compensation	5,005	3,393	3,430	2,390	1,483	432
Custodian fee	6,722	4,894	4,968	3,813	2,807	1,613
Shareholder communications	9,220	7,092	9,513	9,022	6,016	681
Audit and tax fees	19,169	18,735	18,836	18,722	18,389	5,747
Legal fees	1,773	1,036	1,045	567	141	17
Registration fees	73,183	69,880	67,143	66,157	63,515	4,197
NASDAQ listing fee	3,176	3,176	3,176	3,176	3,176	1,412
N-CEN/N-PORT preparation fees	5,545	5,545	5,545	5,545	5,545	1,848
Miscellaneous	9,314	8,454	8,500	7,836	7,213	1,704
Total expenses	$953,288	$545,430	$617,094	$425,361	$211,731	$20,914
Reduction of expenses by investment adviser and distributor	(463,456)	(321,966)	(343,355)	(266,900)	(168,051)	(20,717)
Net expenses	$489,832	$223,464	$273,739	$158,461	$43,680	$197
Net investment income (loss)	$1,460,219	$448,344	$303,413	$165,966	$63,250	$442
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Investments in affiliated issuers	$14,604,662	$6,250,025	$8,806,729	$3,041,143	$265,966	$185
Capital gain distributions from affiliated issuers	141,926	85,303	87,197	48,512	14,576	—
Net realized gain (loss)	$14,746,588	$6,335,328	$8,893,926	$3,089,655	$280,542	$185
Change in unrealized appreciation or depreciation
Affiliated issuers	$25,341,673	$18,914,232	$16,662,891	$11,363,095	$4,325,922	$5,828
Net realized and unrealized gain (loss)	$40,088,261	$25,249,560	$25,556,817	$14,452,750	$4,606,464	$6,013
Change in net assets from operations	$41,548,480	$25,697,904	$25,860,230	$14,618,716	$4,669,714	$6,455
(c)	For the period from the commencement of the fund’s investment operations, September 1, 2021, through the stated period end.
See Notes to Financial Statements

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
Six months ended 10/31/21 (unaudited)	MFS Lifetime Income Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund
Change in net assets
From operations
Net investment income (loss)	$4,706,171	$2,694,124	$3,669,818	$4,512,514	$2,019,590
Net realized gain (loss)	11,154,027	8,138,835	9,747,308	18,977,349	9,081,812
Net unrealized gain (loss)	5,113,478	218,172	4,942,306	16,488,695	20,245,244
Change in net assets from operations	$20,973,676	$11,051,131	$18,359,432	$39,978,558	$31,346,646
Total distributions to shareholders	$(5,135,532)	$—	$—	$—	$—
Change in net assets from fund share transactions	$(29,722,535)	$(39,784,360)	$(38,481,320)	$(40,426,035)	$(16,327,519)
Total change in net assets	$(13,884,391)	$(28,733,229)	$(20,121,888)	$(447,477)	$15,019,127
Net assets
At beginning of period	695,609,066	363,045,058	484,533,540	792,946,261	492,500,853
At end of period	$681,724,675	$334,311,829	$464,411,652	$792,498,784	$507,519,980
Six months ended 10/31/21 (unaudited)	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund	MFS Lifetime 2065 Fund (c)
Change in net assets
From operations
Net investment income (loss)	$1,460,219	$448,344	$303,413	$165,966	$63,250	$442
Net realized gain (loss)	14,746,588	6,335,328	8,893,926	3,089,655	280,542	185
Net unrealized gain (loss)	25,341,673	18,914,232	16,662,891	11,363,095	4,325,922	5,828
Change in net assets from operations	$41,548,480	$25,697,904	$25,860,230	$14,618,716	$4,669,714	$6,455
Change in net assets from fund share transactions	$(32,477,129)	$(21,076,694)	$(34,227,074)	$(8,169,653)	$5,063,785	$857,924
Total change in net assets	$9,071,351	$4,621,210	$(8,366,844)	$6,449,063	$9,733,499	$864,379
Net assets
At beginning of period	613,647,647	358,225,448	365,052,127	200,990,592	59,929,671	—
At end of period	$622,718,998	$362,846,658	$356,685,283	$207,439,655	$69,663,170	$864,379
(c)	For the period from the commencement of the fund’s investment operations, September 1, 2021, through the stated period end.
See Notes to Financial Statements

Statements of Changes in Net Assets – continued
Year ended 4/30/21	MFS Lifetime Income Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund
Change in net assets
From operations
Net investment income (loss)	$11,650,013	$7,128,189	$8,568,425	$11,971,162	$6,427,492
Net realized gain (loss)	13,871,010	12,403,567	8,016,498	25,067,715	4,122,159
Net unrealized gain (loss)	70,006,360	33,284,885	62,790,053	139,628,325	121,307,305
Change in net assets from operations	$95,527,383	$52,816,641	$79,374,976	$176,667,202	$131,856,956
Total distributions to shareholders	$(19,692,511)	$(14,725,525)	$(12,418,815)	$(26,868,795)	$(11,100,314)
Change in net assets from fund share transactions	$26,103,494	$1,945,935	$90,107,523	$43,245,778	$39,426,495
Total change in net assets	$101,938,366	$40,037,051	$157,063,684	$193,044,185	$160,183,137
Net assets
At beginning of period	593,670,700	323,008,007	327,469,856	599,902,076	332,317,716
At end of period	$695,609,066	$363,045,058	$484,533,540	$792,946,261	$492,500,853
Year ended 4/30/21	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund
Change in net assets
From operations
Net investment income (loss)	$6,977,461	$3,642,128	$3,619,788	$1,904,382	$520,918
Net realized gain (loss)	10,570,653	2,006,966	2,781,019	1,360,365	214,680
Net unrealized gain (loss)	157,970,864	99,655,196	101,104,166	55,212,392	13,782,441
Change in net assets from operations	$175,518,978	$105,304,290	$107,504,973	$58,477,139	$14,518,039
Total distributions to shareholders	$(15,517,988)	$(7,226,087)	$(7,074,896)	$(3,668,161)	$(777,663)
Change in net assets from fund share transactions	$19,166,545	$29,919,909	$26,744,709	$21,224,931	$22,136,259
Total change in net assets	$179,167,535	$127,998,112	$127,174,786	$76,033,909	$35,876,635
Net assets
At beginning of period	434,480,112	230,227,336	237,877,341	124,956,683	24,053,036
At end of period	$613,647,647	$358,225,448	$365,052,127	$200,990,592	$59,929,671
See Notes to Financial Statements

Financial Statements
Financial Highlights
MFS LIFETIME INCOME FUND
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Six months ended	Year ended
Class A	10/31/21 (unaudited)	4/30/21	4/30/20	4/30/19	4/30/18	4/30/17
Net asset value, beginning of period	$13.84	$12.29	$12.39	$12.25	$12.20	$12.08
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.10	$0.23	$0.30	$0.31	$0.27	$0.21
Net realized and unrealized gain (loss)	0.35	1.72	0.05	0.30	0.20	0.39
Total from investment operations	$0.45	$1.95	$0.35	$0.61	$0.47	$0.60
Less distributions declared to shareholders
From net investment income	$(0.13)	$(0.27)	$(0.31)	$(0.32)	$(0.27)	$(0.24)
From net realized gain	—	(0.13)	(0.14)	(0.15)	(0.15)	(0.24)
Total distributions declared to shareholders	$(0.13)	$(0.40)	$(0.45)	$(0.47)	$(0.42)	$(0.48)
Net asset value, end of period (x)	$14.16	$13.84	$12.29	$12.39	$12.25	$12.20
Total return (%) (r)(s)(t)(x)	3.10(n)	16.01	2.78	5.18	3.84	5.09
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.43(a)	0.43	0.45	0.45	0.45	0.46
Expenses after expense reductions (f)(h)	0.23(a)	0.23	0.23	0.23	0.24	0.25
Net investment income (loss) (l)	1.40(a)	1.77	2.37	2.57	2.19	1.74
Portfolio turnover	3(n)	12	15	10	11	25
Net assets at end of period (000 omitted)	$171,603	$164,096	$124,123	$111,591	$108,482	$115,872
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME INCOME FUND − continued
	Six months ended	Year ended
Class B	10/31/21 (unaudited)	4/30/21	4/30/20	4/30/19	4/30/18	4/30/17
Net asset value, beginning of period	$13.84	$12.29	$12.40	$12.25	$12.20	$12.08
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.05	$0.15	$0.20	$0.22	$0.17	$0.12
Net realized and unrealized gain (loss)	0.34	1.70	0.04	0.31	0.21	0.39
Total from investment operations	$0.39	$1.85	$0.24	$0.53	$0.38	$0.51
Less distributions declared to shareholders
From net investment income	$(0.07)	$(0.17)	$(0.21)	$(0.23)	$(0.18)	$(0.15)
From net realized gain	—	(0.13)	(0.14)	(0.15)	(0.15)	(0.24)
Total distributions declared to shareholders	$(0.07)	$(0.30)	$(0.35)	$(0.38)	$(0.33)	$(0.39)
Net asset value, end of period (x)	$14.16	$13.84	$12.29	$12.40	$12.25	$12.20
Total return (%) (r)(s)(t)(x)	2.72(n)	15.16	1.93	4.48	3.07	4.31
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.17(a)	1.19	1.20	1.20	1.20	1.21
Expenses after expense reductions (f)(h)	0.98(a)	0.98	0.98	0.99	0.99	1.00
Net investment income (loss) (l)	0.64(a)	1.15	1.61	1.81	1.40	0.98
Portfolio turnover	3(n)	12	15	10	11	25
Net assets at end of period (000 omitted)	$2,555	$3,347	$5,774	$9,111	$11,818	$15,801
	Six months ended	Year ended
Class C	10/31/21 (unaudited)	4/30/21	4/30/20	4/30/19	4/30/18	4/30/17
Net asset value, beginning of period	$13.83	$12.28	$12.39	$12.25	$12.19	$12.08
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.05	$0.15	$0.20	$0.22	$0.18	$0.12
Net realized and unrealized gain (loss)	0.34	1.70	0.04	0.30	0.21	0.38
Total from investment operations	$0.39	$1.85	$0.24	$0.52	$0.39	$0.50
Less distributions declared to shareholders
From net investment income	$(0.07)	$(0.17)	$(0.21)	$(0.23)	$(0.18)	$(0.15)
From net realized gain	—	(0.13)	(0.14)	(0.15)	(0.15)	(0.24)
Total distributions declared to shareholders	$(0.07)	$(0.30)	$(0.35)	$(0.38)	$(0.33)	$(0.39)
Net asset value, end of period (x)	$14.15	$13.83	$12.28	$12.39	$12.25	$12.19
Total return (%) (r)(s)(t)(x)	2.72(n)	15.17	1.93	4.40	3.15	4.22
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.17(a)	1.19	1.20	1.20	1.20	1.21
Expenses after expense reductions (f)(h)	0.98(a)	0.98	0.98	0.99	0.99	1.00
Net investment income (loss) (l)	0.65(a)	1.16	1.60	1.80	1.43	0.98
Portfolio turnover	3(n)	12	15	10	11	25
Net assets at end of period (000 omitted)	$73,619	$81,542	$98,286	$112,773	$128,791	$147,518
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME INCOME FUND − continued
	Six months ended	Year ended
Class I	10/31/21 (unaudited)	4/30/21	4/30/20	4/30/19	4/30/18	4/30/17
Net asset value, beginning of period	$13.84	$12.29	$12.40	$12.25	$12.20	$12.08
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.12	$0.28	$0.33	$0.34	$0.31	$0.24
Net realized and unrealized gain (loss)	0.35	1.70	0.04	0.31	0.19	0.39
Total from investment operations	$0.47	$1.98	$0.37	$0.65	$0.50	$0.63
Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.30)	$(0.34)	$(0.35)	$(0.30)	$(0.27)
From net realized gain	—	(0.13)	(0.14)	(0.15)	(0.15)	(0.24)
Total distributions declared to shareholders	$(0.15)	$(0.43)	$(0.48)	$(0.50)	$(0.45)	$(0.51)
Net asset value, end of period (x)	$14.16	$13.84	$12.29	$12.40	$12.25	$12.20
Total return (%) (r)(s)(t)(x)	3.23(n)	16.30	2.96	5.53	4.10	5.35
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.18(a)	0.18	0.20	0.20	0.20	0.21
Expenses after expense reductions (f)(h)	0.00(a)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	1.65(a)	2.14	2.61	2.82	2.46	1.98
Portfolio turnover	3(n)	12	15	10	11	25
Net assets at end of period (000 omitted)	$49,173	$46,956	$34,513	$34,654	$32,496	$32,683
	Six months ended	Year ended
Class R1	10/31/21 (unaudited)	4/30/21	4/30/20	4/30/19	4/30/18	4/30/17
Net asset value, beginning of period	$13.85	$12.30	$12.41	$12.26	$12.21	$12.09
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.05	$0.14	$0.20	$0.21	$0.18	$0.12
Net realized and unrealized gain (loss)	0.34	1.71	0.04	0.32	0.20	0.39
Total from investment operations	$0.39	$1.85	$0.24	$0.53	$0.38	$0.51
Less distributions declared to shareholders
From net investment income	$(0.07)	$(0.17)	$(0.21)	$(0.23)	$(0.18)	$(0.15)
From net realized gain	—	(0.13)	(0.14)	(0.15)	(0.15)	(0.24)
Total distributions declared to shareholders	$(0.07)	$(0.30)	$(0.35)	$(0.38)	$(0.33)	$(0.39)
Net asset value, end of period (x)	$14.17	$13.85	$12.30	$12.41	$12.26	$12.21
Total return (%) (r)(s)(t)(x)	2.72(n)	15.15	1.93	4.48	3.06	4.31
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.18(a)	1.19	1.20	1.20	1.20	1.21
Expenses after expense reductions (f)(h)	0.98(a)	0.98	0.98	0.98	0.99	1.00
Net investment income (loss) (l)	0.65(a)	1.08	1.58	1.72	1.42	0.96
Portfolio turnover	3(n)	12	15	10	11	25
Net assets at end of period (000 omitted)	$2,092	$1,932	$2,493	$3,977	$4,344	$4,453
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME INCOME FUND − continued
	Six months ended	Year ended
Class R2	10/31/21 (unaudited)	4/30/21	4/30/20	4/30/19	4/30/18	4/30/17
Net asset value, beginning of period	$13.84	$12.29	$12.40	$12.26	$12.20	$12.08
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.08	$0.21	$0.26	$0.28	$0.24	$0.18
Net realized and unrealized gain (loss)	0.35	1.71	0.05	0.30	0.21	0.39
Total from investment operations	$0.43	$1.92	$0.31	$0.58	$0.45	$0.57
Less distributions declared to shareholders
From net investment income	$(0.11)	$(0.24)	$(0.28)	$(0.29)	$(0.24)	$(0.21)
From net realized gain	—	(0.13)	(0.14)	(0.15)	(0.15)	(0.24)
Total distributions declared to shareholders	$(0.11)	$(0.37)	$(0.42)	$(0.44)	$(0.39)	$(0.45)
Net asset value, end of period (x)	$14.16	$13.84	$12.29	$12.40	$12.26	$12.20
Total return (%) (r)(s)(t)(x)	2.97(n)	15.73	2.44	4.92	3.67	4.83
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.68(a)	0.69	0.70	0.70	0.70	0.71
Expenses after expense reductions (f)(h)	0.48(a)	0.48	0.48	0.49	0.49	0.50
Net investment income (loss) (l)	1.15(a)	1.60	2.07	2.30	1.91	1.49
Portfolio turnover	3(n)	12	15	10	11	25
Net assets at end of period (000 omitted)	$8,941	$10,823	$14,259	$19,458	$27,110	$31,542
	Six months ended	Year ended
Class R3	10/31/21 (unaudited)	4/30/21	4/30/20	4/30/19	4/30/18	4/30/17
Net asset value, beginning of period	$13.84	$12.29	$12.40	$12.25	$12.20	$12.08
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.10	$0.25	$0.30	$0.31	$0.27	$0.21
Net realized and unrealized gain (loss)	0.35	1.70	0.04	0.31	0.20	0.39
Total from investment operations	$0.45	$1.95	$0.34	$0.62	$0.47	$0.60
Less distributions declared to shareholders
From net investment income	$(0.13)	$(0.27)	$(0.31)	$(0.32)	$(0.27)	$(0.24)
From net realized gain	—	(0.13)	(0.14)	(0.15)	(0.15)	(0.24)
Total distributions declared to shareholders	$(0.13)	$(0.40)	$(0.45)	$(0.47)	$(0.42)	$(0.48)
Net asset value, end of period (x)	$14.16	$13.84	$12.29	$12.40	$12.25	$12.20
Total return (%) (r)(s)(t)(x)	3.10(n)	16.01	2.70	5.26	3.84	5.09
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.43(a)	0.43	0.45	0.45	0.45	0.47
Expenses after expense reductions (f)(h)	0.23(a)	0.23	0.23	0.24	0.24	0.25
Net investment income (loss) (l)	1.42(a)	1.90	2.39	2.57	2.21	1.74
Portfolio turnover	3(n)	12	15	10	11	25
Net assets at end of period (000 omitted)	$69,946	$75,909	$67,237	$54,540	$54,156	$49,628
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME INCOME FUND − continued
	Six months ended	Year ended
Class R4	10/31/21 (unaudited)	4/30/21	4/30/20	4/30/19	4/30/18	4/30/17
Net asset value, beginning of period	$13.84	$12.29	$12.39	$12.25	$12.20	$12.08
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.12	$0.28	$0.33	$0.34	$0.31	$0.24
Net realized and unrealized gain (loss)	0.34	1.70	0.05	0.30	0.19	0.39
Total from investment operations	$0.46	$1.98	$0.38	$0.64	$0.50	$0.63
Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.30)	$(0.34)	$(0.35)	$(0.30)	$(0.27)
From net realized gain	—	(0.13)	(0.14)	(0.15)	(0.15)	(0.24)
Total distributions declared to shareholders	$(0.15)	$(0.43)	$(0.48)	$(0.50)	$(0.45)	$(0.51)
Net asset value, end of period (x)	$14.15	$13.84	$12.29	$12.39	$12.25	$12.20
Total return (%) (r)(s)(t)(x)	3.16(n)	16.30	3.04	5.44	4.10	5.35
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.17(a)	0.19	0.20	0.20	0.21	0.21
Expenses after expense reductions (f)(h)	0.00(a)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	1.67(a)	2.14	2.61	2.82	2.51	2.01
Portfolio turnover	3(n)	12	15	10	11	25
Net assets at end of period (000 omitted)	$17,135	$31,138	$41,807	$47,906	$52,790	$112,472
	Six months ended	Year ended
Class R6	10/31/21 (unaudited)	4/30/21	4/30/20	4/30/19	4/30/18	4/30/17(i)
Net asset value, beginning of period	$13.88	$12.32	$12.43	$12.29	$12.23	$12.37
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.12	$0.30	$0.34	$0.35	$0.35	$0.11
Net realized and unrealized gain (loss)	0.35	1.71	0.04	0.30	0.17	0.21
Total from investment operations	$0.47	$2.01	$0.38	$0.65	$0.52	$0.32
Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.32)	$(0.35)	$(0.36)	$(0.31)	$(0.22)
From net realized gain	—	(0.13)	(0.14)	(0.15)	(0.15)	(0.24)
Total distributions declared to shareholders	$(0.15)	$(0.45)	$(0.49)	$(0.51)	$(0.46)	$(0.46)
Net asset value, end of period (x)	$14.20	$13.88	$12.32	$12.43	$12.29	$12.23
Total return (%) (r)(s)(t)(x)	3.26(n)	16.44	3.04	5.52	4.28	2.70(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.09(a)	0.10	0.12	0.12	0.10	0.21(a)
Expenses after expense reductions (f)(h)	0.00(a)	0.00	0.00	0.00	0.00	0.00(a)
Net investment income (loss) (l)	1.73(a)	2.24	2.69	2.84	2.83	1.34(a)
Portfolio turnover	3(n)	12	15	10	11	25
Net assets at end of period (000 omitted)	$92,990	$87,750	$42,065	$33,595	$26,728	$6,775
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME INCOME FUND − continued
	Six months ended	Year ended
Class 529A	10/31/21 (unaudited)	4/30/21	4/30/20	4/30/19	4/30/18	4/30/17
Net asset value, beginning of period	$11.28	$10.04	$10.15	$10.06	$10.04	$9.98
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.08	$0.20	$0.24	$0.25	$0.22	$0.17
Net realized and unrealized gain (loss)	0.28	1.39	0.04	0.25	0.17	0.32
Total from investment operations	$0.36	$1.59	$0.28	$0.50	$0.39	$0.49
Less distributions declared to shareholders
From net investment income	$(0.10)	$(0.22)	$(0.25)	$(0.26)	$(0.22)	$(0.19)
From net realized gain	—	(0.13)	(0.14)	(0.15)	(0.15)	(0.24)
Total distributions declared to shareholders	$(0.10)	$(0.35)	$(0.39)	$(0.41)	$(0.37)	$(0.43)
Net asset value, end of period (x)	$11.54	$11.28	$10.04	$10.15	$10.06	$10.04
Total return (%) (r)(s)(t)(x)	3.08(n)	15.95	2.71	5.16	3.84	5.08
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.48(a)	0.48	0.50	0.50	0.53	0.56
Expenses after expense reductions (f)(h)	0.26(a)	0.27	0.27	0.27	0.28	0.29
Net investment income (loss) (l)	1.37(a)	1.84	2.33	2.55	2.16	1.70
Portfolio turnover	3(n)	12	15	10	11	25
Net assets at end of period (000 omitted)	$163,012	$159,423	$127,306	$108,398	$83,713	$73,448
	Six months ended	Year ended
Class 529B	10/31/21 (unaudited)	4/30/21	4/30/20	4/30/19	4/30/18	4/30/17
Net asset value, beginning of period	$11.29	$10.04	$10.15	$10.06	$10.04	$9.98
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.08	$0.16	$0.16	$0.18	$0.14	$0.10
Net realized and unrealized gain (loss)	0.28	1.40	0.04	0.24	0.17	0.32
Total from investment operations	$0.36	$1.56	$0.20	$0.42	$0.31	$0.42
Less distributions declared to shareholders
From net investment income	$(0.10)	$(0.18)	$(0.17)	$(0.18)	$(0.14)	$(0.12)
From net realized gain	—	(0.13)	(0.14)	(0.15)	(0.15)	(0.24)
Total distributions declared to shareholders	$(0.10)	$(0.31)	$(0.31)	$(0.33)	$(0.29)	$(0.36)
Net asset value, end of period (x)	$11.55	$11.29	$10.04	$10.15	$10.06	$10.04
Total return (%) (r)(s)(t)(x)	3.07(n)	15.63	1.94	4.38	3.07	4.30
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.47(a)	0.81	1.25	1.25	1.28	1.31
Expenses after expense reductions (f)(h)	0.27(a)	0.59	1.02	1.02	1.04	1.05
Net investment income (loss) (l)	1.35(a)	1.51	1.58	1.78	1.36	0.96
Portfolio turnover	3(n)	12	15	10	11	25
Net assets at end of period (000 omitted)	$3,266	$3,826	$4,611	$4,492	$3,975	$4,722
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME INCOME FUND − continued
	Six months ended	Year ended
Class 529C	10/31/21 (unaudited)	4/30/21	4/30/20	4/30/19	4/30/18	4/30/17
Net asset value, beginning of period	$11.28	$10.03	$10.15	$10.05	$10.04	$9.98
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.04	$0.12	$0.16	$0.18	$0.14	$0.09
Net realized and unrealized gain (loss)	0.26	1.40	0.03	0.25	0.16	0.33
Total from investment operations	$0.30	$1.52	$0.19	$0.43	$0.30	$0.42
Less distributions declared to shareholders
From net investment income	$(0.05)	$(0.14)	$(0.17)	$(0.18)	$(0.14)	$(0.12)
From net realized gain	—	(0.13)	(0.14)	(0.15)	(0.15)	(0.24)
Total distributions declared to shareholders	$(0.05)	$(0.27)	$(0.31)	$(0.33)	$(0.29)	$(0.36)
Net asset value, end of period (x)	$11.53	$11.28	$10.03	$10.15	$10.05	$10.04
Total return (%) (r)(s)(t)(x)	2.60(n)	15.20	1.83	4.48	2.97	4.30
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.22(a)	1.24	1.25	1.25	1.28	1.31
Expenses after expense reductions (f)(h)	1.02(a)	1.02	1.03	1.03	1.04	1.05
Net investment income (loss) (l)	0.61(a)	1.12	1.57	1.79	1.40	0.94
Portfolio turnover	3(n)	12	15	10	11	25
Net assets at end of period (000 omitted)	$27,393	$28,866	$31,196	$34,160	$34,039	$32,166
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(i)	For Class R6, the period is from the class inception, August 29, 2016, through the stated period end.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2020 FUND
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Six months ended	Year ended
Class A	10/31/21 (unaudited)	4/30/21	4/30/20	4/30/19	4/30/18	4/30/17
Net asset value, beginning of period	$14.16	$12.69	$12.98	$13.01	$12.94	$13.08
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.10	$0.25	$0.30	$0.33	$0.29	$0.23
Net realized and unrealized gain (loss)	0.34	1.77	0.04	0.30	0.35	0.60
Total from investment operations	$0.44	$2.02	$0.34	$0.63	$0.64	$0.83
Less distributions declared to shareholders
From net investment income	$—	$(0.28)	$(0.32)	$(0.32)	$(0.35)	$(0.21)
From net realized gain	—	(0.27)	(0.31)	(0.34)	(0.22)	(0.76)
Total distributions declared to shareholders	$—	$(0.55)	$(0.63)	$(0.66)	$(0.57)	$(0.97)
Net asset value, end of period (x)	$14.60	$14.16	$12.69	$12.98	$13.01	$12.94
Total return (%) (r)(s)(t)(x)	3.11(n)	16.02	2.46	5.30	4.94	6.60
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.48(a)	0.47	0.51	0.48	0.48	0.48
Expenses after expense reductions (f)(h)	0.24(a)	0.24	0.24	0.23	0.24	0.25
Net investment income (loss) (l)	1.39(a)	1.83	2.32	2.56	2.22	1.73
Portfolio turnover	4(n)	30	16	17	19	35
Net assets at end of period (000 omitted)	$46,581	$46,331	$40,186	$44,271	$46,580	$50,239
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2020 FUND − continued
	Six months ended	Year ended
Class B	10/31/21 (unaudited)	4/30/21	4/30/20	4/30/19	4/30/18	4/30/17
Net asset value, beginning of period	$14.12	$12.63	$12.91	$12.92	$12.84	$12.98
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.05	$0.15	$0.21	$0.23	$0.19	$0.13
Net realized and unrealized gain (loss)	0.33	1.75	0.03	0.31	0.35	0.59
Total from investment operations	$0.38	$1.90	$0.24	$0.54	$0.54	$0.72
Less distributions declared to shareholders
From net investment income	$—	$(0.14)	$(0.21)	$(0.21)	$(0.24)	$(0.10)
From net realized gain	—	(0.27)	(0.31)	(0.34)	(0.22)	(0.76)
Total distributions declared to shareholders	$—	$(0.41)	$(0.52)	$(0.55)	$(0.46)	$(0.86)
Net asset value, end of period (x)	$14.50	$14.12	$12.63	$12.91	$12.92	$12.84
Total return (%) (r)(s)(t)(x)	2.69(n)	15.15	1.72	4.49	4.21	5.75
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.23(a)	1.22	1.26	1.23	1.23	1.22
Expenses after expense reductions (f)(h)	0.99(a)	0.99	0.99	0.98	0.99	1.00
Net investment income (loss) (l)	0.63(a)	1.08	1.58	1.81	1.46	0.99
Portfolio turnover	4(n)	30	16	17	19	35
Net assets at end of period (000 omitted)	$1,708	$2,109	$2,492	$3,148	$4,420	$5,425
	Six months ended	Year ended
Class C	10/31/21 (unaudited)	4/30/21	4/30/20	4/30/19	4/30/18	4/30/17
Net asset value, beginning of period	$13.92	$12.41	$12.71	$12.74	$12.67	$12.83
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.05	$0.15	$0.20	$0.23	$0.19	$0.13
Net realized and unrealized gain (loss)	0.33	1.73	0.03	0.30	0.34	0.58
Total from investment operations	$0.38	$1.88	$0.23	$0.53	$0.53	$0.71
Less distributions declared to shareholders
From net investment income	$—	$(0.10)	$(0.22)	$(0.22)	$(0.24)	$(0.11)
From net realized gain	—	(0.27)	(0.31)	(0.34)	(0.22)	(0.76)
Total distributions declared to shareholders	$—	$(0.37)	$(0.53)	$(0.56)	$(0.46)	$(0.87)
Net asset value, end of period (x)	$14.30	$13.92	$12.41	$12.71	$12.74	$12.67
Total return (%) (r)(s)(t)(x)	2.73(n)	15.21	1.64	4.50	4.20	5.76
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.23(a)	1.23	1.26	1.23	1.23	1.23
Expenses after expense reductions (f)(h)	0.99(a)	0.99	0.99	0.98	0.99	1.00
Net investment income (loss) (l)	0.64(a)	1.11	1.58	1.82	1.47	0.98
Portfolio turnover	4(n)	30	16	17	19	35
Net assets at end of period (000 omitted)	$5,671	$6,298	$10,400	$11,881	$13,178	$16,629
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2020 FUND − continued
	Six months ended	Year ended
Class I	10/31/21 (unaudited)	4/30/21	4/30/20	4/30/19	4/30/18	4/30/17
Net asset value, beginning of period	$14.28	$12.79	$13.07	$13.10	$13.03	$13.16
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.12	$0.30	$0.34	$0.36	$0.33	$0.30
Net realized and unrealized gain (loss)	0.34	1.77	0.05	0.31	0.35	0.57
Total from investment operations	$0.46	$2.07	$0.39	$0.67	$0.68	$0.87
Less distributions declared to shareholders
From net investment income	$—	$(0.31)	$(0.36)	$(0.36)	$(0.39)	$(0.24)
From net realized gain	—	(0.27)	(0.31)	(0.34)	(0.22)	(0.76)
Total distributions declared to shareholders	$—	$(0.58)	$(0.67)	$(0.70)	$(0.61)	$(1.00)
Net asset value, end of period (x)	$14.74	$14.28	$12.79	$13.07	$13.10	$13.03
Total return (%) (r)(s)(t)(x)	3.22(n)	16.35	2.77	5.54	5.19	6.91
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.23(a)	0.22	0.26	0.23	0.23	0.21
Expenses after expense reductions (f)(h)	0.00(a)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	1.64(a)	2.13	2.54	2.76	2.50	2.25
Portfolio turnover	4(n)	30	16	17	19	35
Net assets at end of period (000 omitted)	$3,624	$3,714	$1,980	$2,134	$1,742	$1,631
	Six months ended	Year ended
Class R1	10/31/21 (unaudited)	4/30/21	4/30/20	4/30/19	4/30/18	4/30/17
Net asset value, beginning of period	$14.20	$12.64	$12.91	$12.94	$12.88	$13.00
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.05	$0.14	$0.20	$0.23	$0.20	$0.12
Net realized and unrealized gain (loss)	0.34	1.77	0.03	0.31	0.34	0.60
Total from investment operations	$0.39	$1.91	$0.23	$0.54	$0.54	$0.72
Less distributions declared to shareholders
From net investment income	$—	$(0.08)	$(0.19)	$(0.23)	$(0.26)	$(0.08)
From net realized gain	—	(0.27)	(0.31)	(0.34)	(0.22)	(0.76)
Total distributions declared to shareholders	$—	$(0.35)	$(0.50)	$(0.57)	$(0.48)	$(0.84)
Net asset value, end of period (x)	$14.59	$14.20	$12.64	$12.91	$12.94	$12.88
Total return (%) (r)(s)(t)(x)	2.75(n)	15.19	1.64	4.51	4.19	5.73
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.23(a)	1.23	1.26	1.23	1.23	1.22
Expenses after expense reductions (f)(h)	0.99(a)	0.99	0.99	0.98	0.99	1.00
Net investment income (loss) (l)	0.64(a)	1.02	1.57	1.82	1.49	0.95
Portfolio turnover	4(n)	30	16	17	19	35
Net assets at end of period (000 omitted)	$1,760	$1,714	$3,348	$4,510	$4,587	$4,355
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2020 FUND − continued
	Six months ended	Year ended
Class R2	10/31/21 (unaudited)	4/30/21	4/30/20	4/30/19	4/30/18	4/30/17
Net asset value, beginning of period	$14.08	$12.61	$12.88	$12.91	$12.84	$13.00
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.08	$0.22	$0.27	$0.30	$0.26	$0.19
Net realized and unrealized gain (loss)	0.34	1.75	0.04	0.30	0.35	0.59
Total from investment operations	$0.42	$1.97	$0.31	$0.60	$0.61	$0.78
Less distributions declared to shareholders
From net investment income	$—	$(0.23)	$(0.27)	$(0.29)	$(0.32)	$(0.18)
From net realized gain	—	(0.27)	(0.31)	(0.34)	(0.22)	(0.76)
Total distributions declared to shareholders	$—	$(0.50)	$(0.58)	$(0.63)	$(0.54)	$(0.94)
Net asset value, end of period (x)	$14.50	$14.08	$12.61	$12.88	$12.91	$12.84
Total return (%) (r)(s)(t)(x)	2.98(n)	15.72	2.25	5.04	4.73	6.26
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.73(a)	0.73	0.76	0.73	0.73	0.73
Expenses after expense reductions (f)(h)	0.49(a)	0.49	0.49	0.48	0.49	0.50
Net investment income (loss) (l)	1.14(a)	1.59	2.05	2.32	1.97	1.49
Portfolio turnover	4(n)	30	16	17	19	35
Net assets at end of period (000 omitted)	$28,347	$30,795	$36,927	$47,259	$72,233	$76,217
	Six months ended	Year ended
Class R3	10/31/21 (unaudited)	4/30/21	4/30/20	4/30/19	4/30/18	4/30/17
Net asset value, beginning of period	$14.17	$12.69	$12.98	$13.01	$12.95	$13.09
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.10	$0.25	$0.31	$0.34	$0.30	$0.22
Net realized and unrealized gain (loss)	0.33	1.77	0.04	0.30	0.34	0.61
Total from investment operations	$0.43	$2.02	$0.35	$0.64	$0.64	$0.83
Less distributions declared to shareholders
From net investment income	$—	$(0.27)	$(0.33)	$(0.33)	$(0.36)	$(0.21)
From net realized gain	—	(0.27)	(0.31)	(0.34)	(0.22)	(0.76)
Total distributions declared to shareholders	$—	$(0.54)	$(0.64)	$(0.67)	$(0.58)	$(0.97)
Net asset value, end of period (x)	$14.60	$14.17	$12.69	$12.98	$13.01	$12.95
Total return (%) (r)(s)(t)(x)	3.03(n)	16.07	2.48	5.33	4.90	6.59
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.48(a)	0.47	0.51	0.48	0.48	0.48
Expenses after expense reductions (f)(h)	0.24(a)	0.24	0.24	0.23	0.24	0.25
Net investment income (loss) (l)	1.40(a)	1.84	2.34	2.61	2.24	1.71
Portfolio turnover	4(n)	30	16	17	19	35
Net assets at end of period (000 omitted)	$80,680	$87,643	$88,804	$79,478	$84,245	$74,655
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2020 FUND − continued
	Six months ended	Year ended
Class R4	10/31/21 (unaudited)	4/30/21	4/30/20	4/30/19	4/30/18	4/30/17
Net asset value, beginning of period	$14.28	$12.78	$13.07	$13.10	$13.01	$13.15
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.12	$0.29	$0.34	$0.37	$0.34	$0.27
Net realized and unrealized gain (loss)	0.33	1.78	0.04	0.30	0.34	0.59
Total from investment operations	$0.45	$2.07	$0.38	$0.67	$0.68	$0.86
Less distributions declared to shareholders
From net investment income	$—	$(0.30)	$(0.36)	$(0.36)	$(0.37)	$(0.24)
From net realized gain	—	(0.27)	(0.31)	(0.34)	(0.22)	(0.76)
Total distributions declared to shareholders	$—	$(0.57)	$(0.67)	$(0.70)	$(0.59)	$(1.00)
Net asset value, end of period (x)	$14.73	$14.28	$12.78	$13.07	$13.10	$13.01
Total return (%) (r)(s)(t)(x)	3.15(n)	16.36	2.69	5.55	5.24	6.83
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.23(a)	0.23	0.26	0.23	0.24	0.23
Expenses after expense reductions (f)(h)	0.00(a)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	1.65(a)	2.08	2.57	2.82	2.56	2.02
Portfolio turnover	4(n)	30	16	17	19	35
Net assets at end of period (000 omitted)	$31,562	$49,050	$77,500	$85,763	$87,475	$146,535
	Six months ended	Year ended
Class R6	10/31/21 (unaudited)	4/30/21	4/30/20	4/30/19	4/30/18	4/30/17(i)
Net asset value, beginning of period	$14.26	$12.77	$13.05	$13.09	$13.02	$13.60
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.13	$0.31	$0.36	$0.38	$0.38	$0.11
Net realized and unrealized gain (loss)	0.34	1.78	0.04	0.30	0.31	0.32
Total from investment operations	$0.47	$2.09	$0.40	$0.68	$0.69	$0.43
Less distributions declared to shareholders
From net investment income	$—	$(0.33)	$(0.37)	$(0.38)	$(0.40)	$(0.25)
From net realized gain	—	(0.27)	(0.31)	(0.34)	(0.22)	(0.76)
Total distributions declared to shareholders	$—	$(0.60)	$(0.68)	$(0.72)	$(0.62)	$(1.01)
Net asset value, end of period (x)	$14.73	$14.26	$12.77	$13.05	$13.09	$13.02
Total return (%) (r)(s)(t)(x)	3.30(n)	16.49	2.91	5.62	5.33	3.43(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.10(a)	0.08	0.12	0.11	0.10	0.16(a)
Expenses after expense reductions (f)(h)	0.00(a)	0.00	0.00	0.00	0.00	0.00(a)
Net investment income (loss) (l)	1.77(a)	2.27	2.73	2.95	2.82	1.28(a)
Portfolio turnover	4(n)	30	16	17	19	35
Net assets at end of period (000 omitted)	$134,377	$135,391	$61,371	$63,809	$45,280	$21,091

See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2020 FUND − continued
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(i)	For Class R6, the period is from the class inception, August 29, 2016, through the stated period end.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2025 FUND
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Six months ended	Year ended
Class A	10/31/21 (unaudited)	4/30/21	4/30/20	4/30/19	4/30/18	4/30/17
Net asset value, beginning of period	$15.00	$12.75	$13.03	$12.83	$12.35	$11.76
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.10	$0.25	$0.30	$0.33	$0.29	$0.20
Net realized and unrealized gain (loss)	0.46	2.38	(0.11)	0.35	0.62	0.84
Total from investment operations	$0.56	$2.63	$0.19	$0.68	$0.91	$1.04
Less distributions declared to shareholders
From net investment income	$—	$(0.26)	$(0.28)	$(0.31)	$(0.35)	$(0.17)
From net realized gain	—	(0.12)	(0.19)	(0.17)	(0.08)	(0.28)
Total distributions declared to shareholders	$—	$(0.38)	$(0.47)	$(0.48)	$(0.43)	$(0.45)
Net asset value, end of period (x)	$15.56	$15.00	$12.75	$13.03	$12.83	$12.35
Total return (%) (r)(s)(t)(x)	3.73(n)	20.70	1.25	5.70	7.34	9.03
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.46(a)	0.47	0.51	0.52	0.54	0.55
Expenses after expense reductions (f)(h)	0.25(a)	0.25	0.23	0.22	0.23	0.24
Net investment income (loss) (l)	1.31(a)	1.77	2.25	2.62	2.28	1.62
Portfolio turnover	6(n)	24	18	14	37	33
Net assets at end of period (000 omitted)	$30,238	$29,637	$26,335	$19,689	$16,710	$14,518
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2025 FUND − continued
	Six months ended	Year ended
Class B	10/31/21 (unaudited)	4/30/21	4/30/20	4/30/19	4/30/18	4/30/17
Net asset value, beginning of period	$14.89	$12.64	$12.93	$12.72	$12.26	$11.68
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.04	$0.14	$0.20	$0.23	$0.19	$0.10
Net realized and unrealized gain (loss)	0.46	2.36	(0.12)	0.36	0.60	0.85
Total from investment operations	$0.50	$2.50	$0.08	$0.59	$0.79	$0.95
Less distributions declared to shareholders
From net investment income	$—	$(0.13)	$(0.18)	$(0.21)	$(0.25)	$(0.09)
From net realized gain	—	(0.12)	(0.19)	(0.17)	(0.08)	(0.28)
Total distributions declared to shareholders	$—	$(0.25)	$(0.37)	$(0.38)	$(0.33)	$(0.37)
Net asset value, end of period (x)	$15.39	$14.89	$12.64	$12.93	$12.72	$12.26
Total return (%) (r)(s)(t)(x)	3.36(n)	19.83	0.48	4.96	6.40	8.23
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.21(a)	1.22	1.26	1.27	1.29	1.29
Expenses after expense reductions (f)(h)	1.00(a)	1.00	0.99	0.97	1.00	1.00
Net investment income (loss) (l)	0.56(a)	1.00	1.49	1.82	1.47	0.86
Portfolio turnover	6(n)	24	18	14	37	33
Net assets at end of period (000 omitted)	$1,410	$1,447	$1,632	$1,501	$1,472	$1,340
	Six months ended	Year ended
Class C	10/31/21 (unaudited)	4/30/21	4/30/20	4/30/19	4/30/18	4/30/17
Net asset value, beginning of period	$14.80	$12.58	$12.86	$12.66	$12.21	$11.63
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.04	$0.14	$0.19	$0.22	$0.19	$0.10
Net realized and unrealized gain (loss)	0.45	2.35	(0.11)	0.37	0.60	0.84
Total from investment operations	$0.49	$2.49	$0.08	$0.59	$0.79	$0.94
Less distributions declared to shareholders
From net investment income	$—	$(0.15)	$(0.17)	$(0.22)	$(0.26)	$(0.08)
From net realized gain	—	(0.12)	(0.19)	(0.17)	(0.08)	(0.28)
Total distributions declared to shareholders	$—	$(0.27)	$(0.36)	$(0.39)	$(0.34)	$(0.36)
Net asset value, end of period (x)	$15.29	$14.80	$12.58	$12.86	$12.66	$12.21
Total return (%) (r)(s)(t)(x)	3.31(n)	19.86	0.45	4.94	6.42	8.24
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.21(a)	1.22	1.26	1.27	1.29	1.29
Expenses after expense reductions (f)(h)	1.00(a)	1.00	1.00	0.99	1.00	1.00
Net investment income (loss) (l)	0.56(a)	1.03	1.46	1.78	1.50	0.83
Portfolio turnover	6(n)	24	18	14	37	33
Net assets at end of period (000 omitted)	$4,464	$4,618	$3,852	$4,186	$3,571	$3,311
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2025 FUND − continued
	Six months ended	Year ended
Class I	10/31/21 (unaudited)	4/30/21	4/30/20	4/30/19	4/30/18	4/30/17
Net asset value, beginning of period	$15.06	$12.79	$13.08	$12.87	$12.40	$11.79
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.12	$0.30	$0.33	$0.41	$0.25	$0.27
Net realized and unrealized gain (loss)	0.46	2.38	(0.12)	0.32	0.68	0.82
Total from investment operations	$0.58	$2.68	$0.21	$0.73	$0.93	$1.09
Less distributions declared to shareholders
From net investment income	$—	$(0.29)	$(0.31)	$(0.35)	$(0.38)	$(0.20)
From net realized gain	—	(0.12)	(0.19)	(0.17)	(0.08)	(0.28)
Total distributions declared to shareholders	$—	$(0.41)	$(0.50)	$(0.52)	$(0.46)	$(0.48)
Net asset value, end of period (x)	$15.64	$15.06	$12.79	$13.08	$12.87	$12.40
Total return (%) (r)(s)(t)(x)	3.85(n)	21.10	1.38	6.05	7.44	9.42
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.21(a)	0.22	0.26	0.27	0.32	0.28
Expenses after expense reductions (f)(h)	0.00(a)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	1.56(a)	2.08	2.49	3.23	1.96	2.25
Portfolio turnover	6(n)	24	18	14	37	33
Net assets at end of period (000 omitted)	$3,334	$3,131	$1,445	$1,228	$538	$127
	Six months ended	Year ended
Class R1	10/31/21 (unaudited)	4/30/21	4/30/20	4/30/19	4/30/18	4/30/17
Net asset value, beginning of period	$15.04	$12.65	$12.95	$12.76	$12.33	$11.79
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.04	$0.09	$0.19	$0.22	$0.20	$0.09
Net realized and unrealized gain (loss)	0.46	2.42	(0.12)	0.37	0.60	0.86
Total from investment operations	$0.50	$2.51	$0.07	$0.59	$0.80	$0.95
Less distributions declared to shareholders
From net investment income	$—	$—	$(0.18)	$(0.23)	$(0.29)	$(0.13)
From net realized gain	—	(0.12)	(0.19)	(0.17)	(0.08)	(0.28)
Total distributions declared to shareholders	$—	$(0.12)	$(0.37)	$(0.40)	$(0.37)	$(0.41)
Net asset value, end of period (x)	$15.54	$15.04	$12.65	$12.95	$12.76	$12.33
Total return (%) (r)(s)(t)(x)	3.32(n)	19.86	0.37	4.97	6.46	8.24
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.21(a)	1.23	1.26	1.27	1.30	1.31
Expenses after expense reductions (f)(h)	1.00(a)	1.00	1.00	0.99	1.00	1.00
Net investment income (loss) (l)	0.55(a)	0.67	1.46	1.76	1.58	0.77
Portfolio turnover	6(n)	24	18	14	37	33
Net assets at end of period (000 omitted)	$359	$374	$1,902	$1,578	$1,234	$432
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2025 FUND − continued
	Six months ended	Year ended
Class R2	10/31/21 (unaudited)	4/30/21	4/30/20	4/30/19	4/30/18	4/30/17
Net asset value, beginning of period	$14.95	$12.69	$12.96	$12.74	$12.29	$11.73
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.08	$0.21	$0.25	$0.28	$0.26	$0.17
Net realized and unrealized gain (loss)	0.46	2.37	(0.11)	0.37	0.60	0.84
Total from investment operations	$0.54	$2.58	$0.14	$0.65	$0.86	$1.01
Less distributions declared to shareholders
From net investment income	$—	$(0.20)	$(0.22)	$(0.26)	$(0.33)	$(0.17)
From net realized gain	—	(0.12)	(0.19)	(0.17)	(0.08)	(0.28)
Total distributions declared to shareholders	$—	$(0.32)	$(0.41)	$(0.43)	$(0.41)	$(0.45)
Net asset value, end of period (x)	$15.49	$14.95	$12.69	$12.96	$12.74	$12.29
Total return (%) (r)(s)(t)(x)	3.61(n)	20.43	0.93	5.48	6.95	8.75
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.71(a)	0.73	0.76	0.77	0.79	0.81
Expenses after expense reductions (f)(h)	0.50(a)	0.50	0.50	0.49	0.50	0.50
Net investment income (loss) (l)	1.06(a)	1.49	1.89	2.21	2.06	1.40
Portfolio turnover	6(n)	24	18	14	37	33
Net assets at end of period (000 omitted)	$18,877	$21,994	$26,607	$36,121	$35,799	$23,253
	Six months ended	Year ended
Class R3	10/31/21 (unaudited)	4/30/21	4/30/20	4/30/19	4/30/18	4/30/17
Net asset value, beginning of period	$14.98	$12.73	$13.02	$12.81	$12.35	$11.76
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.10	$0.25	$0.30	$0.33	$0.29	$0.20
Net realized and unrealized gain (loss)	0.46	2.38	(0.12)	0.36	0.60	0.85
Total from investment operations	$0.56	$2.63	$0.18	$0.69	$0.89	$1.05
Less distributions declared to shareholders
From net investment income	$—	$(0.26)	$(0.28)	$(0.31)	$(0.35)	$(0.18)
From net realized gain	—	(0.12)	(0.19)	(0.17)	(0.08)	(0.28)
Total distributions declared to shareholders	$—	$(0.38)	$(0.47)	$(0.48)	$(0.43)	$(0.46)
Net asset value, end of period (x)	$15.54	$14.98	$12.73	$13.02	$12.81	$12.35
Total return (%) (r)(s)(t)(x)	3.74(n)	20.74	1.17	5.75	7.19	9.08
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.46(a)	0.47	0.51	0.52	0.54	0.55
Expenses after expense reductions (f)(h)	0.25(a)	0.25	0.25	0.24	0.25	0.25
Net investment income (loss) (l)	1.32(a)	1.80	2.25	2.56	2.24	1.61
Portfolio turnover	6(n)	24	18	14	37	33
Net assets at end of period (000 omitted)	$120,118	$112,826	$95,013	$76,112	$63,426	$39,042
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2025 FUND − continued
	Six months ended	Year ended
Class R4	10/31/21 (unaudited)	4/30/21	4/30/20	4/30/19	4/30/18	4/30/17
Net asset value, beginning of period	$15.09	$12.81	$13.10	$12.88	$12.40	$11.79
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.12	$0.28	$0.33	$0.36	$0.35	$0.22
Net realized and unrealized gain (loss)	0.46	2.40	(0.12)	0.37	0.58	0.87
Total from investment operations	$0.58	$2.68	$0.21	$0.73	$0.93	$1.09
Less distributions declared to shareholders
From net investment income	$—	$(0.28)	$(0.31)	$(0.34)	$(0.37)	$(0.20)
From net realized gain	—	(0.12)	(0.19)	(0.17)	(0.08)	(0.28)
Total distributions declared to shareholders	$—	$(0.40)	$(0.50)	$(0.51)	$(0.45)	$(0.48)
Net asset value, end of period (x)	$15.67	$15.09	$12.81	$13.10	$12.88	$12.40
Total return (%) (r)(s)(t)(x)	3.84(n)	21.06	1.37	6.06	7.43	9.42
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.21(a)	0.23	0.26	0.27	0.28	0.30
Expenses after expense reductions (f)(h)	0.00(a)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	1.58(a)	2.00	2.49	2.82	2.68	1.84
Portfolio turnover	6(n)	24	18	14	37	33
Net assets at end of period (000 omitted)	$44,264	$82,037	$105,160	$105,032	$81,894	$135,040
	Six months ended	Year ended
Class R6	10/31/21 (unaudited)	4/30/21	4/30/20	4/30/19	4/30/18	4/30/17(i)
Net asset value, beginning of period	$15.09	$12.82	$13.10	$12.88	$12.41	$12.30
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.13	$0.32	$0.35	$0.38	$0.40	$0.11
Net realized and unrealized gain (loss)	0.46	2.38	(0.12)	0.37	0.55	0.48
Total from investment operations	$0.59	$2.70	$0.23	$0.75	$0.95	$0.59
Less distributions declared to shareholders
From net investment income	$—	$(0.31)	$(0.32)	$(0.36)	$(0.40)	$(0.20)
From net realized gain	—	(0.12)	(0.19)	(0.17)	(0.08)	(0.28)
Total distributions declared to shareholders	$—	$(0.43)	$(0.51)	$(0.53)	$(0.48)	$(0.48)
Net asset value, end of period (x)	$15.68	$15.09	$12.82	$13.10	$12.88	$12.41
Total return (%) (r)(s)(t)(x)	3.91(n)	21.17	1.57	6.21	7.57	5.02(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.07(a)	0.08	0.12	0.14	0.15	0.20(a)
Expenses after expense reductions (f)(h)	0.00(a)	0.00	0.00	0.00	0.00	0.00(a)
Net investment income (loss) (l)	1.70(a)	2.22	2.63	2.93	3.08	1.31(a)
Portfolio turnover	6(n)	24	18	14	37	33
Net assets at end of period (000 omitted)	$241,350	$228,469	$65,523	$47,026	$32,384	$10,834

See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2025 FUND − continued
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(i)	For Class R6, the period is from the class inception, August 29, 2016, through the stated period end.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2030 FUND
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Six months ended	Year ended
Class A	10/31/21 (unaudited)	4/30/21	4/30/20	4/30/19	4/30/18	4/30/17
Net asset value, beginning of period	$18.20	$14.61	$15.59	$15.48	$14.57	$13.91
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.09	$0.26	$0.32	$0.37	$0.34	$0.19
Net realized and unrealized gain (loss)	0.83	3.96	(0.46)	0.49	1.13	1.42
Total from investment operations	$0.92	$4.22	$(0.14)	$0.86	$1.47	$1.61
Less distributions declared to shareholders
From net investment income	$—	$(0.27)	$(0.32)	$(0.36)	$(0.36)	$(0.19)
From net realized gain	—	(0.36)	(0.52)	(0.39)	(0.20)	(0.76)
Total distributions declared to shareholders	$—	$(0.63)	$(0.84)	$(0.75)	$(0.56)	$(0.95)
Net asset value, end of period (x)	$19.12	$18.20	$14.61	$15.59	$15.48	$14.57
Total return (%) (r)(s)(t)(x)	5.05(n)	29.17	(1.36)	6.24	10.09	12.01
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.43(a)	0.44	0.46	0.46	0.46	0.47
Expenses after expense reductions (f)(h)	0.24(a)	0.24	0.24	0.23	0.23	0.25
Net investment income (loss) (l)	0.97(a)	1.56	2.07	2.40	2.18	1.36
Portfolio turnover	6(n)	27	18	18	19	50
Net assets at end of period (000 omitted)	$87,243	$81,398	$66,732	$63,579	$61,458	$57,961
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2030 FUND − continued
	Six months ended	Year ended
Class B	10/31/21 (unaudited)	4/30/21	4/30/20	4/30/19	4/30/18	4/30/17
Net asset value, beginning of period	$17.96	$14.41	$15.37	$15.26	$14.37	$13.73
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.02	$0.13	$0.20	$0.25	$0.21	$0.08
Net realized and unrealized gain (loss)	0.81	3.91	(0.46)	0.50	1.13	1.40
Total from investment operations	$0.83	$4.04	$(0.26)	$0.75	$1.34	$1.48
Less distributions declared to shareholders
From net investment income	$—	$(0.13)	$(0.18)	$(0.25)	$(0.25)	$(0.08)
From net realized gain	—	(0.36)	(0.52)	(0.39)	(0.20)	(0.76)
Total distributions declared to shareholders	$—	$(0.49)	$(0.70)	$(0.64)	$(0.45)	$(0.84)
Net asset value, end of period (x)	$18.79	$17.96	$14.41	$15.37	$15.26	$14.37
Total return (%) (r)(s)(t)(x)	4.62(n)	28.24	(2.07)	5.44	9.28	11.15
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.18(a)	1.19	1.21	1.21	1.21	1.22
Expenses after expense reductions (f)(h)	0.99(a)	0.99	0.99	0.99	0.99	1.00
Net investment income (loss) (l)	0.22(a)	0.82	1.29	1.67	1.42	0.60
Portfolio turnover	6(n)	27	18	18	19	50
Net assets at end of period (000 omitted)	$6,043	$6,394	$6,495	$8,727	$8,834	$8,753
	Six months ended	Year ended
Class C	10/31/21 (unaudited)	4/30/21	4/30/20	4/30/19	4/30/18	4/30/17
Net asset value, beginning of period	$17.84	$14.31	$15.27	$15.16	$14.29	$13.66
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.02	$0.14	$0.19	$0.25	$0.21	$0.09
Net realized and unrealized gain (loss)	0.81	3.87	(0.44)	0.49	1.11	1.38
Total from investment operations	$0.83	$4.01	$(0.25)	$0.74	$1.32	$1.47
Less distributions declared to shareholders
From net investment income	$—	$(0.12)	$(0.19)	$(0.24)	$(0.25)	$(0.08)
From net realized gain	—	(0.36)	(0.52)	(0.39)	(0.20)	(0.76)
Total distributions declared to shareholders	$—	$(0.48)	$(0.71)	$(0.63)	$(0.45)	$(0.84)
Net asset value, end of period (x)	$18.67	$17.84	$14.31	$15.27	$15.16	$14.29
Total return (%) (r)(s)(t)(x)	4.65(n)	28.24	(2.05)	5.46	9.21	11.17
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.18(a)	1.19	1.21	1.21	1.21	1.22
Expenses after expense reductions (f)(h)	0.99(a)	0.99	0.99	0.99	0.99	1.00
Net investment income (loss) (l)	0.22(a)	0.85	1.26	1.63	1.42	0.61
Portfolio turnover	6(n)	27	18	18	19	50
Net assets at end of period (000 omitted)	$12,827	$12,826	$13,474	$15,790	$15,885	$15,827
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2030 FUND − continued
	Six months ended	Year ended
Class I	10/31/21 (unaudited)	4/30/21	4/30/20	4/30/19	4/30/18	4/30/17
Net asset value, beginning of period	$18.30	$14.69	$15.66	$15.55	$14.63	$14.00
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.12	$0.31	$0.36	$0.42	$0.38	$0.28
Net realized and unrealized gain (loss)	0.83	3.98	(0.46)	0.48	1.14	1.33
Total from investment operations	$0.95	$4.29	$(0.10)	$0.90	$1.52	$1.61
Less distributions declared to shareholders
From net investment income	$—	$(0.32)	$(0.35)	$(0.40)	$(0.40)	$(0.22)
From net realized gain	—	(0.36)	(0.52)	(0.39)	(0.20)	(0.76)
Total distributions declared to shareholders	$—	$(0.68)	$(0.87)	$(0.79)	$(0.60)	$(0.98)
Net asset value, end of period (x)	$19.25	$18.30	$14.69	$15.66	$15.55	$14.63
Total return (%) (r)(s)(t)(x)	5.19(n)	29.48	(1.07)	6.50	10.38	11.95
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.18(a)	0.19	0.21	0.21	0.21	0.20
Expenses after expense reductions (f)(h)	0.00(a)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	1.22(a)	1.86	2.29	2.70	2.48	1.96
Portfolio turnover	6(n)	27	18	18	19	50
Net assets at end of period (000 omitted)	$7,884	$6,274	$2,395	$2,282	$2,171	$1,743
	Six months ended	Year ended
Class R1	10/31/21 (unaudited)	4/30/21	4/30/20	4/30/19	4/30/18	4/30/17
Net asset value, beginning of period	$18.05	$14.43	$15.42	$15.32	$14.44	$13.78
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.02	$0.11	$0.21	$0.26	$0.21	$0.08
Net realized and unrealized gain (loss)	0.82	3.94	(0.46)	0.48	1.13	1.40
Total from investment operations	$0.84	$4.05	$(0.25)	$0.74	$1.34	$1.48
Less distributions declared to shareholders
From net investment income	$—	$(0.07)	$(0.22)	$(0.25)	$(0.26)	$(0.06)
From net realized gain	—	(0.36)	(0.52)	(0.39)	(0.20)	(0.76)
Total distributions declared to shareholders	$—	$(0.43)	$(0.74)	$(0.64)	$(0.46)	$(0.82)
Net asset value, end of period (x)	$18.89	$18.05	$14.43	$15.42	$15.32	$14.44
Total return (%) (r)(s)(t)(x)	4.65(n)	28.21	(2.06)	5.42	9.26	11.13
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.18(a)	1.20	1.21	1.21	1.21	1.22
Expenses after expense reductions (f)(h)	0.99(a)	0.99	1.00	0.99	0.99	1.00
Net investment income (loss) (l)	0.23(a)	0.66	1.38	1.69	1.38	0.57
Portfolio turnover	6(n)	27	18	18	19	50
Net assets at end of period (000 omitted)	$5,266	$5,636	$7,150	$7,423	$6,825	$5,740
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2030 FUND − continued
	Six months ended	Year ended
Class R2	10/31/21 (unaudited)	4/30/21	4/30/20	4/30/19	4/30/18	4/30/17
Net asset value, beginning of period	$18.04	$14.47	$15.43	$15.32	$14.43	$13.79
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.07	$0.20	$0.28	$0.33	$0.30	$0.16
Net realized and unrealized gain (loss)	0.82	3.94	(0.46)	0.49	1.12	1.40
Total from investment operations	$0.89	$4.14	$(0.18)	$0.82	$1.42	$1.56
Less distributions declared to shareholders
From net investment income	$—	$(0.21)	$(0.26)	$(0.32)	$(0.33)	$(0.16)
From net realized gain	—	(0.36)	(0.52)	(0.39)	(0.20)	(0.76)
Total distributions declared to shareholders	$—	$(0.57)	$(0.78)	$(0.71)	$(0.53)	$(0.92)
Net asset value, end of period (x)	$18.93	$18.04	$14.47	$15.43	$15.32	$14.43
Total return (%) (r)(s)(t)(x)	4.93(n)	28.84	(1.60)	6.00	9.80	11.73
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.68(a)	0.70	0.71	0.71	0.71	0.72
Expenses after expense reductions (f)(h)	0.49(a)	0.49	0.49	0.49	0.49	0.50
Net investment income (loss) (l)	0.72(a)	1.24	1.78	2.17	1.95	1.13
Portfolio turnover	6(n)	27	18	18	19	50
Net assets at end of period (000 omitted)	$58,189	$60,402	$66,342	$78,171	$112,223	$105,808
	Six months ended	Year ended
Class R3	10/31/21 (unaudited)	4/30/21	4/30/20	4/30/19	4/30/18	4/30/17
Net asset value, beginning of period	$18.15	$14.57	$15.54	$15.44	$14.54	$13.88
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.09	$0.26	$0.32	$0.37	$0.34	$0.19
Net realized and unrealized gain (loss)	0.82	3.95	(0.45)	0.49	1.12	1.42
Total from investment operations	$0.91	$4.21	$(0.13)	$0.86	$1.46	$1.61
Less distributions declared to shareholders
From net investment income	$—	$(0.27)	$(0.32)	$(0.37)	$(0.36)	$(0.19)
From net realized gain	—	(0.36)	(0.52)	(0.39)	(0.20)	(0.76)
Total distributions declared to shareholders	$—	$(0.63)	$(0.84)	$(0.76)	$(0.56)	$(0.95)
Net asset value, end of period (x)	$19.06	$18.15	$14.57	$15.54	$15.44	$14.54
Total return (%) (r)(s)(t)(x)	5.01(n)	29.18	(1.31)	6.21	10.07	12.03
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.43(a)	0.44	0.46	0.46	0.46	0.47
Expenses after expense reductions (f)(h)	0.24(a)	0.25	0.25	0.24	0.24	0.25
Net investment income (loss) (l)	0.98(a)	1.58	2.06	2.44	2.20	1.34
Portfolio turnover	6(n)	27	18	18	19	50
Net assets at end of period (000 omitted)	$208,980	$196,178	$158,189	$146,737	$136,815	$109,088
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2030 FUND − continued
	Six months ended	Year ended
Class R4	10/31/21 (unaudited)	4/30/21	4/30/20	4/30/19	4/30/18	4/30/17
Net asset value, beginning of period	$18.34	$14.70	$15.68	$15.56	$14.64	$13.97
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.12	$0.30	$0.37	$0.40	$0.40	$0.24
Net realized and unrealized gain (loss)	0.82	4.01	(0.48)	0.51	1.11	1.41
Total from investment operations	$0.94	$4.31	$(0.11)	$0.91	$1.51	$1.65
Less distributions declared to shareholders
From net investment income	$—	$(0.31)	$(0.35)	$(0.40)	$(0.39)	$(0.22)
From net realized gain	—	(0.36)	(0.52)	(0.39)	(0.20)	(0.76)
Total distributions declared to shareholders	$—	$(0.67)	$(0.87)	$(0.79)	$(0.59)	$(0.98)
Net asset value, end of period (x)	$19.28	$18.34	$14.70	$15.68	$15.56	$14.64
Total return (%) (r)(s)(t)(x)	5.13(n)	29.58	(1.14)	6.56	10.30	12.28
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.18(a)	0.20	0.21	0.21	0.21	0.22
Expenses after expense reductions (f)(h)	0.00(a)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	1.24(a)	1.80	2.32	2.61	2.57	1.66
Portfolio turnover	6(n)	27	18	18	19	50
Net assets at end of period (000 omitted)	$73,960	$123,740	$162,913	$158,288	$148,064	$188,413
	Six months ended	Year ended
Class R6	10/31/21 (unaudited)	4/30/21	4/30/20	4/30/19	4/30/18	4/30/17(i)
Net asset value, beginning of period	$18.33	$14.70	$15.68	$15.56	$14.65	$14.67
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.13	$0.34	$0.38	$0.44	$0.45	$0.07
Net realized and unrealized gain (loss)	0.83	3.98	(0.47)	0.49	1.08	0.90
Total from investment operations	$0.96	$4.32	$(0.09)	$0.93	$1.53	$0.97
Less distributions declared to shareholders
From net investment income	$—	$(0.33)	$(0.37)	$(0.42)	$(0.42)	$(0.23)
From net realized gain	—	(0.36)	(0.52)	(0.39)	(0.20)	(0.76)
Total distributions declared to shareholders	$—	$(0.69)	$(0.89)	$(0.81)	$(0.62)	$(0.99)
Net asset value, end of period (x)	$19.29	$18.33	$14.70	$15.68	$15.56	$14.65
Total return (%) (r)(s)(t)(x)	5.24(n)	29.71	(1.02)	6.71	10.43	7.05(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.05(a)	0.06	0.08	0.08	0.08	0.13(a)
Expenses after expense reductions (f)(h)	0.00(a)	0.00	0.00	0.00	0.00	0.00(a)
Net investment income (loss) (l)	1.35(a)	2.01	2.44	2.86	2.91	0.75(a)
Portfolio turnover	6(n)	27	18	18	19	50
Net assets at end of period (000 omitted)	$332,107	$300,098	$116,212	$108,358	$73,753	$33,584

See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2030 FUND − continued
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(i)	For Class R6, the period is from the class inception, August 29, 2016, through the stated period end.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2035 FUND
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Six months ended	Year ended
Class A	10/31/21 (unaudited)	4/30/21	4/30/20	4/30/19	4/30/18	4/30/17
Net asset value, beginning of period	$18.63	$13.79	$14.94	$14.61	$13.49	$12.35
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.06	$0.23	$0.29	$0.34	$0.31	$0.16
Net realized and unrealized gain (loss)	1.11	5.04	(0.85)	0.52	1.28	1.44
Total from investment operations	$1.17	$5.27	$(0.56)	$0.86	$1.59	$1.60
Less distributions declared to shareholders
From net investment income	$—	$(0.23)	$(0.29)	$(0.32)	$(0.37)	$(0.15)
From net realized gain	—	(0.20)	(0.30)	(0.21)	(0.10)	(0.31)
Total distributions declared to shareholders	$—	$(0.43)	$(0.59)	$(0.53)	$(0.47)	$(0.46)
Net asset value, end of period (x)	$19.80	$18.63	$13.79	$14.94	$14.61	$13.49
Total return (%) (r)(s)(t)(x)	6.28(n)	38.48	(4.23)	6.50	11.78	13.18
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.46(a)	0.48	0.52	0.54	0.56	0.59
Expenses after expense reductions (f)(h)	0.25(a)	0.25	0.25	0.24	0.25	0.25
Net investment income (loss) (l)	0.60(a)	1.41	1.96	2.36	2.13	1.23
Portfolio turnover	9(n)	28	13	12	33	43
Net assets at end of period (000 omitted)	$30,082	$27,770	$20,382	$16,563	$15,369	$10,591
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2035 FUND − continued
	Six months ended	Year ended
Class B	10/31/21 (unaudited)	4/30/21	4/30/20	4/30/19	4/30/18	4/30/17
Net asset value, beginning of period	$18.50	$13.70	$14.84	$14.49	$13.39	$12.26
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.01)	$0.11	$0.17	$0.22	$0.19	$0.06
Net realized and unrealized gain (loss)	1.10	4.99	(0.85)	0.54	1.28	1.43
Total from investment operations	$1.09	$5.10	$(0.68)	$0.76	$1.47	$1.49
Less distributions declared to shareholders
From net investment income	$—	$(0.10)	$(0.16)	$(0.20)	$(0.27)	$(0.05)
From net realized gain	—	(0.20)	(0.30)	(0.21)	(0.10)	(0.31)
Total distributions declared to shareholders	$—	$(0.30)	$(0.46)	$(0.41)	$(0.37)	$(0.36)
Net asset value, end of period (x)	$19.59	$18.50	$13.70	$14.84	$14.49	$13.39
Total return (%) (r)(s)(t)(x)	5.89(n)	37.44	(4.98)	5.71	10.96	12.34
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.21(a)	1.23	1.27	1.29	1.31	1.34
Expenses after expense reductions (f)(h)	1.00(a)	1.00	1.00	1.00	1.00	1.00
Net investment income (loss) (l)	(0.15)(a)	0.65	1.12	1.55	1.31	0.45
Portfolio turnover	9(n)	28	13	12	33	43
Net assets at end of period (000 omitted)	$1,593	$1,597	$1,387	$1,650	$1,730	$1,314
	Six months ended	Year ended
Class C	10/31/21 (unaudited)	4/30/21	4/30/20	4/30/19	4/30/18	4/30/17
Net asset value, beginning of period	$18.38	$13.62	$14.78	$14.45	$13.35	$12.22
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.01)	$0.10	$0.19	$0.22	$0.19	$0.05
Net realized and unrealized gain (loss)	1.10	4.97	(0.87)	0.53	1.28	1.43
Total from investment operations	$1.09	$5.07	$(0.68)	$0.75	$1.47	$1.48
Less distributions declared to shareholders
From net investment income	$—	$(0.11)	$(0.18)	$(0.21)	$(0.27)	$(0.04)
From net realized gain	—	(0.20)	(0.30)	(0.21)	(0.10)	(0.31)
Total distributions declared to shareholders	$—	$(0.31)	$(0.48)	$(0.42)	$(0.37)	$(0.35)
Net asset value, end of period (x)	$19.47	$18.38	$13.62	$14.78	$14.45	$13.35
Total return (%) (r)(s)(t)(x)	5.93(n)	37.40	(4.97)	5.69	11.00	12.28
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.21(a)	1.23	1.27	1.29	1.31	1.34
Expenses after expense reductions (f)(h)	1.00(a)	1.00	0.99	0.99	1.00	1.00
Net investment income (loss) (l)	(0.15)(a)	0.63	1.26	1.54	1.35	0.40
Portfolio turnover	9(n)	28	13	12	33	43
Net assets at end of period (000 omitted)	$3,729	$3,514	$2,632	$2,730	$2,510	$1,893
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2035 FUND − continued
	Six months ended	Year ended
Class I	10/31/21 (unaudited)	4/30/21	4/30/20	4/30/19	4/30/18	4/30/17
Net asset value, beginning of period	$18.68	$13.82	$14.97	$14.64	$13.51	$12.40
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.08	$0.27	$0.32	$0.37	$0.38	$0.26
Net realized and unrealized gain (loss)	1.13	5.05	(0.85)	0.53	1.25	1.34
Total from investment operations	$1.21	$5.32	$(0.53)	$0.90	$1.63	$1.60
Less distributions declared to shareholders
From net investment income	$—	$(0.26)	$(0.32)	$(0.36)	$(0.40)	$(0.18)
From net realized gain	—	(0.20)	(0.30)	(0.21)	(0.10)	(0.31)
Total distributions declared to shareholders	$—	$(0.46)	$(0.62)	$(0.57)	$(0.50)	$(0.49)
Net asset value, end of period (x)	$19.89	$18.68	$13.82	$14.97	$14.64	$13.51
Total return (%) (r)(s)(t)(x)	6.48(n)	38.83	(4.03)	6.76	12.10	13.12
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.21(a)	0.23	0.27	0.29	0.32	0.32
Expenses after expense reductions (f)(h)	0.00(a)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	0.84(a)	1.66	2.17	2.55	2.59	2.01
Portfolio turnover	9(n)	28	13	12	33	43
Net assets at end of period (000 omitted)	$1,312	$1,267	$714	$843	$636	$311
	Six months ended	Year ended
Class R1	10/31/21 (unaudited)	4/30/21	4/30/20	4/30/19	4/30/18	4/30/17
Net asset value, beginning of period	$18.59	$13.70	$14.83	$14.50	$13.44	$12.39
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.01)	$(0.01)	$0.15	$0.22	$0.23	$0.07
Net realized and unrealized gain (loss)	1.11	5.10	(0.84)	0.54	1.25	1.42
Total from investment operations	$1.10	$5.09	$(0.69)	$0.76	$1.48	$1.49
Less distributions declared to shareholders
From net investment income	$—	$—	$(0.14)	$(0.22)	$(0.32)	$(0.13)
From net realized gain	—	(0.20)	(0.30)	(0.21)	(0.10)	(0.31)
Total distributions declared to shareholders	$—	$(0.20)	$(0.44)	$(0.43)	$(0.42)	$(0.44)
Net asset value, end of period (x)	$19.69	$18.59	$13.70	$14.83	$14.50	$13.44
Total return (%) (r)(s)(t)(x)	5.92(n)	37.27	(5.01)	5.72	11.00	12.22
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.21(a)	1.24	1.27	1.29	1.31	1.36
Expenses after expense reductions (f)(h)	1.00(a)	1.00	1.00	1.00	1.00	1.00
Net investment income (loss) (l)	(0.15)(a)	(0.05)	1.00	1.55	1.61	0.57
Portfolio turnover	9(n)	28	13	12	33	43
Net assets at end of period (000 omitted)	$508	$470	$1,835	$2,535	$1,974	$664
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2035 FUND − continued
	Six months ended	Year ended
Class R2	10/31/21 (unaudited)	4/30/21	4/30/20	4/30/19	4/30/18	4/30/17
Net asset value, beginning of period	$18.61	$13.75	$14.89	$14.54	$13.43	$12.33
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.03	$0.16	$0.23	$0.27	$0.27	$0.13
Net realized and unrealized gain (loss)	1.12	5.04	(0.84)	0.56	1.28	1.42
Total from investment operations	$1.15	$5.20	$(0.61)	$0.83	$1.55	$1.55
Less distributions declared to shareholders
From net investment income	$—	$(0.14)	$(0.23)	$(0.27)	$(0.34)	$(0.14)
From net realized gain	—	(0.20)	(0.30)	(0.21)	(0.10)	(0.31)
Total distributions declared to shareholders	$—	$(0.34)	$(0.53)	$(0.48)	$(0.44)	$(0.45)
Net asset value, end of period (x)	$19.76	$18.61	$13.75	$14.89	$14.54	$13.43
Total return (%) (r)(s)(t)(x)	6.18(n)	38.06	(4.50)	6.23	11.57	12.80
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.71(a)	0.74	0.77	0.79	0.81	0.86
Expenses after expense reductions (f)(h)	0.50(a)	0.50	0.50	0.50	0.50	0.50
Net investment income (loss) (l)	0.35(a)	0.97	1.58	1.84	1.86	1.00
Portfolio turnover	9(n)	28	13	12	33	43
Net assets at end of period (000 omitted)	$18,740	$20,783	$26,572	$32,592	$32,185	$20,918
	Six months ended	Year ended
Class R3	10/31/21 (unaudited)	4/30/21	4/30/20	4/30/19	4/30/18	4/30/17
Net asset value, beginning of period	$18.64	$13.80	$14.96	$14.63	$13.50	$12.37
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.06	$0.23	$0.30	$0.34	$0.30	$0.16
Net realized and unrealized gain (loss)	1.12	5.04	(0.87)	0.52	1.30	1.43
Total from investment operations	$1.18	$5.27	$(0.57)	$0.86	$1.60	$1.59
Less distributions declared to shareholders
From net investment income	$—	$(0.23)	$(0.29)	$(0.32)	$(0.37)	$(0.15)
From net realized gain	—	(0.20)	(0.30)	(0.21)	(0.10)	(0.31)
Total distributions declared to shareholders	$—	$(0.43)	$(0.59)	$(0.53)	$(0.47)	$(0.46)
Net asset value, end of period (x)	$19.82	$18.64	$13.80	$14.96	$14.63	$13.50
Total return (%) (r)(s)(t)(x)	6.33(n)	38.44	(4.27)	6.46	11.85	13.11
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.46(a)	0.48	0.52	0.54	0.56	0.60
Expenses after expense reductions (f)(h)	0.25(a)	0.25	0.25	0.25	0.25	0.25
Net investment income (loss) (l)	0.61(a)	1.40	2.00	2.31	2.10	1.23
Portfolio turnover	9(n)	28	13	12	33	43
Net assets at end of period (000 omitted)	$160,700	$141,555	$96,287	$71,027	$58,283	$35,284
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2035 FUND − continued
	Six months ended	Year ended
Class R4	10/31/21 (unaudited)	4/30/21	4/30/20	4/30/19	4/30/18	4/30/17
Net asset value, beginning of period	$18.76	$13.87	$15.02	$14.69	$13.54	$12.39
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.09	$0.25	$0.33	$0.38	$0.38	$0.19
Net realized and unrealized gain (loss)	1.11	5.09	(0.86)	0.52	1.26	1.45
Total from investment operations	$1.20	$5.34	$(0.53)	$0.90	$1.64	$1.64
Less distributions declared to shareholders
From net investment income	$—	$(0.25)	$(0.32)	$(0.36)	$(0.39)	$(0.18)
From net realized gain	—	(0.20)	(0.30)	(0.21)	(0.10)	(0.31)
Total distributions declared to shareholders	$—	$(0.45)	$(0.62)	$(0.57)	$(0.49)	$(0.49)
Net asset value, end of period (x)	$19.96	$18.76	$13.87	$15.02	$14.69	$13.54
Total return (%) (r)(s)(t)(x)	6.40(n)	38.82	(4.01)	6.73	12.11	13.46
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.21(a)	0.23	0.27	0.29	0.30	0.34
Expenses after expense reductions (f)(h)	0.00(a)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	0.88(a)	1.56	2.22	2.58	2.61	1.44
Portfolio turnover	9(n)	28	13	12	33	43
Net assets at end of period (000 omitted)	$47,468	$89,097	$120,415	$115,939	$87,528	$119,254
	Six months ended	Year ended
Class R6	10/31/21 (unaudited)	4/30/21	4/30/20	4/30/19	4/30/18	4/30/17(i)
Net asset value, beginning of period	$18.76	$13.87	$15.02	$14.69	$13.55	$13.04
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.10	$0.31	$0.35	$0.39	$0.44	$0.06
Net realized and unrealized gain (loss)	1.12	5.07	(0.86)	0.53	1.22	0.94
Total from investment operations	$1.22	$5.38	$(0.51)	$0.92	$1.66	$1.00
Less distributions declared to shareholders
From net investment income	$—	$(0.29)	$(0.34)	$(0.38)	$(0.42)	$(0.18)
From net realized gain	—	(0.20)	(0.30)	(0.21)	(0.10)	(0.31)
Total distributions declared to shareholders	$—	$(0.49)	$(0.64)	$(0.59)	$(0.52)	$(0.49)
Net asset value, end of period (x)	$19.98	$18.76	$13.87	$15.02	$14.69	$13.55
Total return (%) (r)(s)(t)(x)	6.50(n)	39.08	(3.90)	6.90	12.23	7.93(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.07(a)	0.09	0.12	0.15	0.16	0.27(a)
Expenses after expense reductions (f)(h)	0.00(a)	0.00	0.00	0.00	0.00	0.00(a)
Net investment income (loss) (l)	1.00(a)	1.86	2.35	2.67	3.03	0.63(a)
Portfolio turnover	9(n)	28	13	12	33	43
Net assets at end of period (000 omitted)	$243,388	$206,449	$62,093	$44,655	$26,567	$9,531

See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2035 FUND − continued
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(i)	For Class R6, the period is from the class inception, August 29, 2016, through the stated period end.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2040 FUND
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Six months ended	Year ended
Class A	10/31/21 (unaudited)	4/30/21	4/30/20	4/30/19	4/30/18	4/30/17
Net asset value, beginning of period	$20.33	$14.79	$16.46	$16.38	$15.00	$14.07
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.03	$0.21	$0.30	$0.35	$0.31	$0.15
Net realized and unrealized gain (loss)	1.37	5.86	(1.02)	0.57	1.61	1.72
Total from investment operations	$1.40	$6.07	$(0.72)	$0.92	$1.92	$1.87
Less distributions declared to shareholders
From net investment income	$—	$(0.22)	$(0.30)	$(0.36)	$(0.36)	$(0.15)
From net realized gain	—	(0.31)	(0.65)	(0.48)	(0.18)	(0.79)
Total distributions declared to shareholders	$—	$(0.53)	$(0.95)	$(0.84)	$(0.54)	$(0.94)
Net asset value, end of period (x)	$21.73	$20.33	$14.79	$16.46	$16.38	$15.00
Total return (%) (r)(s)(t)(x)	6.89(n)	41.38	(5.08)	6.45	12.86	13.76
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.45(a)	0.46	0.49	0.48	0.48	0.50
Expenses after expense reductions (f)(h)	0.25(a)	0.24	0.24	0.24	0.24	0.25
Net investment income (loss) (l)	0.32(a)	1.21	1.86	2.15	1.90	1.04
Portfolio turnover	6(n)	27	13	17	18	54
Net assets at end of period (000 omitted)	$57,550	$56,524	$41,909	$36,747	$36,354	$35,093
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2040 FUND − continued
	Six months ended	Year ended
Class B	10/31/21 (unaudited)	4/30/21	4/30/20	4/30/19	4/30/18	4/30/17
Net asset value, beginning of period	$20.20	$14.68	$16.34	$16.23	$14.87	$13.95
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.05)	$0.08	$0.17	$0.22	$0.19	$0.04
Net realized and unrealized gain (loss)	1.35	5.81	(1.01)	0.59	1.59	1.71
Total from investment operations	$1.30	$5.89	$(0.84)	$0.81	$1.78	$1.75
Less distributions declared to shareholders
From net investment income	$—	$(0.06)	$(0.17)	$(0.22)	$(0.24)	$(0.04)
From net realized gain	—	(0.31)	(0.65)	(0.48)	(0.18)	(0.79)
Total distributions declared to shareholders	$—	$(0.37)	$(0.82)	$(0.70)	$(0.42)	$(0.83)
Net asset value, end of period (x)	$21.50	$20.20	$14.68	$16.34	$16.23	$14.87
Total return (%) (r)(s)(t)(x)	6.44(n)	40.36	(5.80)	5.66	12.00	12.94
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.20(a)	1.21	1.24	1.23	1.23	1.25
Expenses after expense reductions (f)(h)	0.99(a)	0.99	0.99	0.99	0.99	1.00
Net investment income (loss) (l)	(0.43)(a)	0.44	1.05	1.39	1.20	0.27
Portfolio turnover	6(n)	27	13	17	18	54
Net assets at end of period (000 omitted)	$3,463	$3,527	$3,577	$4,588	$4,965	$4,924
	Six months ended	Year ended
Class C	10/31/21 (unaudited)	4/30/21	4/30/20	4/30/19	4/30/18	4/30/17
Net asset value, beginning of period	$19.94	$14.48	$16.13	$16.03	$14.70	$13.80
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.04)	$0.08	$0.16	$0.21	$0.19	$0.04
Net realized and unrealized gain (loss)	1.32	5.73	(0.99)	0.58	1.57	1.70
Total from investment operations	$1.28	$5.81	$(0.83)	$0.79	$1.76	$1.74
Less distributions declared to shareholders
From net investment income	$—	$(0.04)	$(0.17)	$(0.21)	$(0.25)	$(0.05)
From net realized gain	—	(0.31)	(0.65)	(0.48)	(0.18)	(0.79)
Total distributions declared to shareholders	$—	$(0.35)	$(0.82)	$(0.69)	$(0.43)	$(0.84)
Net asset value, end of period (x)	$21.22	$19.94	$14.48	$16.13	$16.03	$14.70
Total return (%) (r)(s)(t)(x)	6.42(n)	40.39	(5.79)	5.65	11.99	12.96
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.20(a)	1.22	1.24	1.23	1.23	1.25
Expenses after expense reductions (f)(h)	1.00(a)	1.00	1.00	0.99	1.00	1.00
Net investment income (loss) (l)	(0.43)(a)	0.48	1.03	1.35	1.19	0.30
Portfolio turnover	6(n)	27	13	17	18	54
Net assets at end of period (000 omitted)	$8,934	$8,727	$9,202	$10,994	$11,735	$11,035
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2040 FUND − continued
	Six months ended	Year ended
Class I	10/31/21 (unaudited)	4/30/21	4/30/20	4/30/19	4/30/18	4/30/17
Net asset value, beginning of period	$20.49	$14.91	$16.57	$16.47	$15.08	$14.17
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.06	$0.28	$0.32	$0.42	$0.37	$0.26
Net realized and unrealized gain (loss)	1.37	5.88	(1.00)	0.55	1.60	1.63
Total from investment operations	$1.43	$6.16	$(0.68)	$0.97	$1.97	$1.89
Less distributions declared to shareholders
From net investment income	$—	$(0.27)	$(0.33)	$(0.39)	$(0.40)	$(0.19)
From net realized gain	—	(0.31)	(0.65)	(0.48)	(0.18)	(0.79)
Total distributions declared to shareholders	$—	$(0.58)	$(0.98)	$(0.87)	$(0.58)	$(0.98)
Net asset value, end of period (x)	$21.92	$20.49	$14.91	$16.57	$16.47	$15.08
Total return (%) (r)(s)(t)(x)	6.98(n)	41.67	(4.81)	6.75	13.11	13.77
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.20(a)	0.21	0.24	0.23	0.23	0.24
Expenses after expense reductions (f)(h)	0.00(a)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	0.57(a)	1.57	1.92	2.55	2.30	1.78
Portfolio turnover	6(n)	27	13	17	18	54
Net assets at end of period (000 omitted)	$5,053	$3,870	$1,201	$1,432	$1,622	$1,670
	Six months ended	Year ended
Class R1	10/31/21 (unaudited)	4/30/21	4/30/20	4/30/19	4/30/18	4/30/17
Net asset value, beginning of period	$20.13	$14.61	$16.27	$16.16	$14.82	$13.87
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.04)	$0.05	$0.16	$0.21	$0.18	$0.02
Net realized and unrealized gain (loss)	1.34	5.81	(1.00)	0.60	1.58	1.73
Total from investment operations	$1.30	$5.86	$(0.84)	$0.81	$1.76	$1.75
Less distributions declared to shareholders
From net investment income	$—	$(0.03)	$(0.17)	$(0.22)	$(0.24)	$(0.01)
From net realized gain	—	(0.31)	(0.65)	(0.48)	(0.18)	(0.79)
Total distributions declared to shareholders	$—	$(0.34)	$(0.82)	$(0.70)	$(0.42)	$(0.80)
Net asset value, end of period (x)	$21.43	$20.13	$14.61	$16.27	$16.16	$14.82
Total return (%) (r)(s)(t)(x)	6.46(n)	40.32	(5.80)	5.71	11.91	12.96
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.20(a)	1.22	1.24	1.23	1.23	1.25
Expenses after expense reductions (f)(h)	1.00(a)	1.00	1.00	0.99	1.00	1.00
Net investment income (loss) (l)	(0.43)(a)	0.29	1.01	1.32	1.16	0.17
Portfolio turnover	6(n)	27	13	17	18	54
Net assets at end of period (000 omitted)	$4,355	$3,965	$4,153	$4,958	$4,606	$4,130
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2040 FUND − continued
	Six months ended	Year ended
Class R2	10/31/21 (unaudited)	4/30/21	4/30/20	4/30/19	4/30/18	4/30/17
Net asset value, beginning of period	$20.21	$14.70	$16.34	$16.24	$14.88	$13.97
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.01	$0.16	$0.24	$0.31	$0.27	$0.11
Net realized and unrealized gain (loss)	1.35	5.82	(0.99)	0.57	1.59	1.71
Total from investment operations	$1.36	$5.98	$(0.75)	$0.88	$1.86	$1.82
Less distributions declared to shareholders
From net investment income	$—	$(0.16)	$(0.24)	$(0.30)	$(0.32)	$(0.12)
From net realized gain	—	(0.31)	(0.65)	(0.48)	(0.18)	(0.79)
Total distributions declared to shareholders	$—	$(0.47)	$(0.89)	$(0.78)	$(0.50)	$(0.91)
Net asset value, end of period (x)	$21.57	$20.21	$14.70	$16.34	$16.24	$14.88
Total return (%) (r)(s)(t)(x)	6.73(n)	40.98	(5.30)	6.23	12.55	13.46
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.70(a)	0.72	0.74	0.73	0.73	0.75
Expenses after expense reductions (f)(h)	0.50(a)	0.50	0.50	0.49	0.50	0.50
Net investment income (loss) (l)	0.07(a)	0.90	1.49	1.92	1.69	0.79
Portfolio turnover	6(n)	27	13	17	18	54
Net assets at end of period (000 omitted)	$49,203	$53,097	$48,086	$59,429	$86,042	$82,965
	Six months ended	Year ended
Class R3	10/31/21 (unaudited)	4/30/21	4/30/20	4/30/19	4/30/18	4/30/17
Net asset value, beginning of period	$20.33	$14.80	$16.46	$16.37	$15.00	$14.07
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.03	$0.22	$0.30	$0.36	$0.31	$0.15
Net realized and unrealized gain (loss)	1.36	5.84	(1.01)	0.56	1.61	1.72
Total from investment operations	$1.39	$6.06	$(0.71)	$0.92	$1.92	$1.87
Less distributions declared to shareholders
From net investment income	$—	$(0.22)	$(0.30)	$(0.35)	$(0.37)	$(0.15)
From net realized gain	—	(0.31)	(0.65)	(0.48)	(0.18)	(0.79)
Total distributions declared to shareholders	$—	$(0.53)	$(0.95)	$(0.83)	$(0.55)	$(0.94)
Net asset value, end of period (x)	$21.72	$20.33	$14.80	$16.46	$16.37	$15.00
Total return (%) (r)(s)(t)(x)	6.84(n)	41.32	(5.02)	6.45	12.81	13.76
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.45(a)	0.46	0.49	0.48	0.48	0.50
Expenses after expense reductions (f)(h)	0.25(a)	0.25	0.25	0.24	0.25	0.25
Net investment income (loss) (l)	0.33(a)	1.26	1.82	2.20	1.94	1.03
Portfolio turnover	6(n)	27	13	17	18	54
Net assets at end of period (000 omitted)	$178,477	$156,544	$104,521	$89,830	$88,577	$63,409
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2040 FUND − continued
	Six months ended	Year ended
Class R4	10/31/21 (unaudited)	4/30/21	4/30/20	4/30/19	4/30/18	4/30/17
Net asset value, beginning of period	$20.56	$14.94	$16.61	$16.51	$15.11	$14.16
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.06	$0.25	$0.34	$0.39	$0.39	$0.19
Net realized and unrealized gain (loss)	1.37	5.93	(1.02)	0.58	1.58	1.74
Total from investment operations	$1.43	$6.18	$(0.68)	$0.97	$1.97	$1.93
Less distributions declared to shareholders
From net investment income	$—	$(0.25)	$(0.34)	$(0.39)	$(0.39)	$(0.19)
From net realized gain	—	(0.31)	(0.65)	(0.48)	(0.18)	(0.79)
Total distributions declared to shareholders	$—	$(0.56)	$(0.99)	$(0.87)	$(0.57)	$(0.98)
Net asset value, end of period (x)	$21.99	$20.56	$14.94	$16.61	$16.51	$15.11
Total return (%) (r)(s)(t)(x)	6.96(n)	41.74	(4.84)	6.73	13.09	14.08
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.20(a)	0.22	0.24	0.23	0.23	0.25
Expenses after expense reductions (f)(h)	0.00(a)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	0.60(a)	1.40	2.07	2.36	2.44	1.33
Portfolio turnover	6(n)	27	13	17	18	54
Net assets at end of period (000 omitted)	$58,070	$105,822	$144,006	$143,534	$145,328	$174,887
	Six months ended	Year ended
Class R6	10/31/21 (unaudited)	4/30/21	4/30/20	4/30/19	4/30/18	4/30/17(i)
Net asset value, beginning of period	$20.55	$14.94	$16.61	$16.51	$15.12	$14.91
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.08	$0.31	$0.36	$0.43	$0.43	$0.04
Net realized and unrealized gain (loss)	1.37	5.89	(1.02)	0.56	1.56	1.15
Total from investment operations	$1.45	$6.20	$(0.66)	$0.99	$1.99	$1.19
Less distributions declared to shareholders
From net investment income	$—	$(0.28)	$(0.36)	$(0.41)	$(0.42)	$(0.19)
From net realized gain	—	(0.31)	(0.65)	(0.48)	(0.18)	(0.79)
Total distributions declared to shareholders	$—	$(0.59)	$(1.01)	$(0.89)	$(0.60)	$(0.98)
Net asset value, end of period (x)	$22.00	$20.55	$14.94	$16.61	$16.51	$15.12
Total return (%) (r)(s)(t)(x)	7.06(n)	41.92	(4.72)	6.89	13.21	8.46(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.06(a)	0.08	0.10	0.10	0.10	0.16(a)
Expenses after expense reductions (f)(h)	0.00(a)	0.00	0.00	0.00	0.00	0.00(a)
Net investment income (loss) (l)	0.71(a)	1.69	2.20	2.62	2.63	0.43(a)
Portfolio turnover	6(n)	27	13	17	18	54
Net assets at end of period (000 omitted)	$257,614	$221,571	$77,824	$75,378	$49,071	$25,793

See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2040 FUND − continued
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(i)	For Class R6, the period is from the class inception, August 29, 2016, through the stated period end.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2045 FUND
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Six months ended	Year ended
Class A	10/31/21 (unaudited)	4/30/21	4/30/20	4/30/19	4/30/18	4/30/17
Net asset value, beginning of period	$19.84	$14.08	$15.53	$15.15	$13.79	$12.52
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.01	$0.19	$0.28	$0.32	$0.30	$0.14
Net realized and unrealized gain (loss)	1.42	5.97	(1.12)	0.57	1.52	1.57
Total from investment operations	$1.43	$6.16	$(0.84)	$0.89	$1.82	$1.71
Less distributions declared to shareholders
From net investment income	$—	$(0.19)	$(0.27)	$(0.31)	$(0.35)	$(0.14)
From net realized gain	—	(0.21)	(0.34)	(0.20)	(0.11)	(0.30)
Total distributions declared to shareholders	$—	$(0.40)	$(0.61)	$(0.51)	$(0.46)	$(0.44)
Net asset value, end of period (x)	$21.27	$19.84	$14.08	$15.53	$15.15	$13.79
Total return (%) (r)(s)(t)(x)	7.21(n)	44.10	(5.93)	6.45	13.18	13.89
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.49(a)	0.51	0.57	0.60	0.62	0.69
Expenses after expense reductions (f)(h)	0.25(a)	0.25	0.25	0.25	0.25	0.25
Net investment income (loss) (l)	0.05(a)	1.09	1.78	2.13	1.99	1.04
Portfolio turnover	8(n)	30	8	12	30	45
Net assets at end of period (000 omitted)	$20,753	$18,980	$11,409	$8,749	$7,789	$6,135
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2045 FUND − continued
	Six months ended	Year ended
Class B	10/31/21 (unaudited)	4/30/21	4/30/20	4/30/19	4/30/18	4/30/17
Net asset value, beginning of period	$19.71	$14.00	$15.43	$15.03	$13.70	$12.44
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.07)	$0.05	$0.14	$0.20	$0.17	$0.03
Net realized and unrealized gain (loss)	1.41	5.93	(1.10)	0.59	1.51	1.57
Total from investment operations	$1.34	$5.98	$(0.96)	$0.79	$1.68	$1.60
Less distributions declared to shareholders
From net investment income	$—	$(0.06)	$(0.13)	$(0.19)	$(0.24)	$(0.04)
From net realized gain	—	(0.21)	(0.34)	(0.20)	(0.11)	(0.30)
Total distributions declared to shareholders	$—	$(0.27)	$(0.47)	$(0.39)	$(0.35)	$(0.34)
Net asset value, end of period (x)	$21.05	$19.71	$14.00	$15.43	$15.03	$13.70
Total return (%) (r)(s)(t)(x)	6.80(n)	42.95	(6.62)	5.71	12.28	13.09
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.24(a)	1.26	1.32	1.35	1.37	1.43
Expenses after expense reductions (f)(h)	1.00(a)	1.00	1.00	1.00	1.00	1.00
Net investment income (loss) (l)	(0.70)(a)	0.30	0.89	1.31	1.15	0.24
Portfolio turnover	8(n)	30	8	12	30	45
Net assets at end of period (000 omitted)	$956	$930	$724	$919	$948	$746
	Six months ended	Year ended
Class C	10/31/21 (unaudited)	4/30/21	4/30/20	4/30/19	4/30/18	4/30/17
Net asset value, beginning of period	$19.62	$13.91	$15.35	$14.97	$13.66	$12.42
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.07)	$0.05	$0.16	$0.20	$0.19	$0.03
Net realized and unrealized gain (loss)	1.40	5.90	(1.11)	0.58	1.48	1.56
Total from investment operations	$1.33	$5.95	$(0.95)	$0.78	$1.67	$1.59
Less distributions declared to shareholders
From net investment income	$—	$(0.03)	$(0.15)	$(0.20)	$(0.25)	$(0.05)
From net realized gain	—	(0.21)	(0.34)	(0.20)	(0.11)	(0.30)
Total distributions declared to shareholders	$—	$(0.24)	$(0.49)	$(0.40)	$(0.36)	$(0.35)
Net asset value, end of period (x)	$20.95	$19.62	$13.91	$15.35	$14.97	$13.66
Total return (%) (r)(s)(t)(x)	6.78(n)	43.01	(6.60)	5.70	12.24	13.03
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.24(a)	1.27	1.32	1.35	1.37	1.44
Expenses after expense reductions (f)(h)	1.00(a)	0.99	0.97	0.99	1.00	1.00
Net investment income (loss) (l)	(0.70)(a)	0.30	1.02	1.37	1.28	0.26
Portfolio turnover	8(n)	30	8	12	30	45
Net assets at end of period (000 omitted)	$2,152	$1,943	$1,960	$2,301	$1,966	$1,640
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2045 FUND − continued
	Six months ended	Year ended
Class I	10/31/21 (unaudited)	4/30/21	4/30/20	4/30/19	4/30/18	4/30/17
Net asset value, beginning of period	$19.94	$14.15	$15.60	$15.22	$13.85	$12.55
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.03	$0.24	$0.31	$0.36	$0.33	$0.25
Net realized and unrealized gain (loss)	1.43	6.00	(1.12)	0.57	1.53	1.51
Total from investment operations	$1.46	$6.24	$(0.81)	$0.93	$1.86	$1.76
Less distributions declared to shareholders
From net investment income	$—	$(0.24)	$(0.30)	$(0.35)	$(0.38)	$(0.16)
From net realized gain	—	(0.21)	(0.34)	(0.20)	(0.11)	(0.30)
Total distributions declared to shareholders	$—	$(0.45)	$(0.64)	$(0.55)	$(0.49)	$(0.46)
Net asset value, end of period (x)	$21.40	$19.94	$14.15	$15.60	$15.22	$13.85
Total return (%) (r)(s)(t)(x)	7.32(n)	44.43	(5.72)	6.75	13.42	14.34
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.24(a)	0.25	0.32	0.35	0.37	0.41
Expenses after expense reductions (f)(h)	0.00(a)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	0.30(a)	1.37	2.01	2.40	2.24	1.89
Portfolio turnover	8(n)	30	8	12	30	45
Net assets at end of period (000 omitted)	$2,555	$2,145	$395	$296	$161	$138
	Six months ended	Year ended
Class R1	10/31/21 (unaudited)	4/30/21	4/30/20	4/30/19	4/30/18	4/30/17
Net asset value, beginning of period	$19.74	$13.97	$15.41	$15.06	$13.75	$12.51
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.07)	$(0.04)	$0.15	$0.23	$0.17	$0.03
Net realized and unrealized gain (loss)	1.41	6.02	(1.11)	0.55	1.52	1.58
Total from investment operations	$1.34	$5.98	$(0.96)	$0.78	$1.69	$1.61
Less distributions declared to shareholders
From net investment income	$—	$—	$(0.14)	$(0.23)	$(0.27)	$(0.07)
From net realized gain	—	(0.21)	(0.34)	(0.20)	(0.11)	(0.30)
Total distributions declared to shareholders	$—	$(0.21)	$(0.48)	$(0.43)	$(0.38)	$(0.37)
Net asset value, end of period (x)	$21.08	$19.74	$13.97	$15.41	$15.06	$13.75
Total return (%) (r)(s)(t)(x)	6.79(n)	42.98	(6.67)	5.70	12.27	13.05
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.24(a)	1.28	1.32	1.35	1.37	1.45
Expenses after expense reductions (f)(h)	1.00(a)	1.00	1.00	1.00	1.00	1.00
Net investment income (loss) (l)	(0.69)(a)	(0.25)	0.98	1.54	1.14	0.22
Portfolio turnover	8(n)	30	8	12	30	45
Net assets at end of period (000 omitted)	$373	$552	$995	$1,093	$872	$463
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2045 FUND − continued
	Six months ended	Year ended
Class R2	10/31/21 (unaudited)	4/30/21	4/30/20	4/30/19	4/30/18	4/30/17
Net asset value, beginning of period	$19.75	$14.00	$15.42	$15.04	$13.71	$12.47
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.02)	$0.11	$0.20	$0.25	$0.25	$0.12
Net realized and unrealized gain (loss)	1.42	5.96	(1.07)	0.59	1.51	1.55
Total from investment operations	$1.40	$6.07	$(0.87)	$0.84	$1.76	$1.67
Less distributions declared to shareholders
From net investment income	$—	$(0.11)	$(0.21)	$(0.26)	$(0.32)	$(0.13)
From net realized gain	—	(0.21)	(0.34)	(0.20)	(0.11)	(0.30)
Total distributions declared to shareholders	$—	$(0.32)	$(0.55)	$(0.46)	$(0.43)	$(0.43)
Net asset value, end of period (x)	$21.15	$19.75	$14.00	$15.42	$15.04	$13.71
Total return (%) (r)(s)(t)(x)	7.09(n)	43.65	(6.12)	6.15	12.87	13.65
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.74(a)	0.77	0.82	0.85	0.87	0.95
Expenses after expense reductions (f)(h)	0.50(a)	0.50	0.50	0.50	0.50	0.50
Net investment income (loss) (l)	(0.20)(a)	0.67	1.31	1.65	1.70	0.89
Portfolio turnover	8(n)	30	8	12	30	45
Net assets at end of period (000 omitted)	$11,704	$15,161	$17,299	$21,895	$20,428	$10,716
	Six months ended	Year ended
Class R3	10/31/21 (unaudited)	4/30/21	4/30/20	4/30/19	4/30/18	4/30/17
Net asset value, beginning of period	$19.82	$14.07	$15.52	$15.14	$13.78	$12.52
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.01	$0.18	$0.27	$0.32	$0.28	$0.14
Net realized and unrealized gain (loss)	1.41	5.97	(1.11)	0.57	1.54	1.56
Total from investment operations	$1.42	$6.15	$(0.84)	$0.89	$1.82	$1.70
Less distributions declared to shareholders
From net investment income	$—	$(0.19)	$(0.27)	$(0.31)	$(0.35)	$(0.14)
From net realized gain	—	(0.21)	(0.34)	(0.20)	(0.11)	(0.30)
Total distributions declared to shareholders	$—	$(0.40)	$(0.61)	$(0.51)	$(0.46)	$(0.44)
Net asset value, end of period (x)	$21.24	$19.82	$14.07	$15.52	$15.14	$13.78
Total return (%) (r)(s)(t)(x)	7.16(n)	44.05	(5.93)	6.49	13.20	13.83
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.49(a)	0.51	0.57	0.60	0.62	0.69
Expenses after expense reductions (f)(h)	0.25(a)	0.25	0.25	0.25	0.25	0.25
Net investment income (loss) (l)	0.05(a)	1.08	1.77	2.10	1.87	1.06
Portfolio turnover	8(n)	30	8	12	30	45
Net assets at end of period (000 omitted)	$124,051	$109,034	$69,136	$53,767	$42,729	$23,479
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2045 FUND − continued
	Six months ended	Year ended
Class R4	10/31/21 (unaudited)	4/30/21	4/30/20	4/30/19	4/30/18	4/30/17
Net asset value, beginning of period	$19.94	$14.14	$15.58	$15.20	$13.82	$12.54
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.03	$0.21	$0.32	$0.35	$0.36	$0.17
Net realized and unrealized gain (loss)	1.43	6.02	(1.12)	0.57	1.50	1.57
Total from investment operations	$1.46	$6.23	$(0.80)	$0.92	$1.86	$1.74
Less distributions declared to shareholders
From net investment income	$—	$(0.22)	$(0.30)	$(0.34)	$(0.37)	$(0.16)
From net realized gain	—	(0.21)	(0.34)	(0.20)	(0.11)	(0.30)
Total distributions declared to shareholders	$—	$(0.43)	$(0.64)	$(0.54)	$(0.48)	$(0.46)
Net asset value, end of period (x)	$21.40	$19.94	$14.14	$15.58	$15.20	$13.82
Total return (%) (r)(s)(t)(x)	7.32(n)	44.39	(5.67)	6.73	13.47	14.18
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.24(a)	0.27	0.32	0.35	0.36	0.44
Expenses after expense reductions (f)(h)	0.00(a)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	0.33(a)	1.23	2.04	2.33	2.43	1.27
Portfolio turnover	8(n)	30	8	12	30	45
Net assets at end of period (000 omitted)	$31,110	$68,489	$90,453	$83,824	$70,628	$84,597
	Six months ended	Year ended
Class R6	10/31/21 (unaudited)	4/30/21	4/30/20	4/30/19	4/30/18	4/30/17(i)
Net asset value, beginning of period	$19.93	$14.14	$15.58	$15.20	$13.83	$13.21
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.05	$0.27	$0.33	$0.36	$0.47	$0.03
Net realized and unrealized gain (loss)	1.43	5.98	(1.11)	0.59	1.41	1.06
Total from investment operations	$1.48	$6.25	$(0.78)	$0.95	$1.88	$1.09
Less distributions declared to shareholders
From net investment income	$—	$(0.25)	$(0.32)	$(0.37)	$(0.40)	$(0.17)
From net realized gain	—	(0.21)	(0.34)	(0.20)	(0.11)	(0.30)
Total distributions declared to shareholders	$—	$(0.46)	$(0.66)	$(0.57)	$(0.51)	$(0.47)
Net asset value, end of period (x)	$21.41	$19.93	$14.14	$15.58	$15.20	$13.83
Total return (%) (r)(s)(t)(x)	7.43(n)	44.58	(5.55)	6.91	13.57	8.52(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.09(a)	0.11	0.17	0.21	0.23	0.36(a)
Expenses after expense reductions (f)(h)	0.00(a)	0.00	0.00	0.00	0.00	0.00(a)
Net investment income (loss) (l)	0.45(a)	1.56	2.14	2.42	3.11	0.39(a)
Portfolio turnover	8(n)	30	8	12	30	45
Net assets at end of period (000 omitted)	$169,193	$140,992	$37,856	$26,219	$15,910	$4,351

See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2045 FUND − continued
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(i)	For Class R6, the period is from the class inception, August 29, 2016, through the stated period end.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2050 FUND
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Six months ended	Year ended
Class A	10/31/21 (unaudited)	4/30/21	4/30/20	4/30/19	4/30/18	4/30/17
Net asset value, beginning of period	$23.98	$16.99	$18.80	$18.30	$16.63	$15.14
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.00(w)	$0.22	$0.32	$0.38	$0.33	$0.17
Net realized and unrealized gain (loss)	1.75	7.23	(1.33)	0.71	1.86	1.89
Total from investment operations	$1.75	$7.45	$(1.01)	$1.09	$2.19	$2.06
Less distributions declared to shareholders
From net investment income	$—	$(0.23)	$(0.32)	$(0.37)	$(0.37)	$(0.16)
From net realized gain	—	(0.23)	(0.48)	(0.22)	(0.15)	(0.41)
Total distributions declared to shareholders	$—	$(0.46)	$(0.80)	$(0.59)	$(0.52)	$(0.57)
Net asset value, end of period (x)	$25.73	$23.98	$16.99	$18.80	$18.30	$16.63
Total return (%) (r)(s)(t)(x)	7.30(n)	44.17	(5.93)	6.47	13.16	13.89
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.49(a)	0.51	0.57	0.57	0.58	0.65
Expenses after expense reductions (f)(h)	0.25(a)	0.25	0.25	0.25	0.25	0.25
Net investment income (loss) (l)	0.00(a)(w)	1.08	1.74	2.11	1.83	1.06
Portfolio turnover	8(n)	24	8	24	20	52
Net assets at end of period (000 omitted)	$25,326	$22,708	$14,315	$12,791	$12,353	$11,383
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2050 FUND − continued
	Six months ended	Year ended
Class B	10/31/21 (unaudited)	4/30/21	4/30/20	4/30/19	4/30/18	4/30/17
Net asset value, beginning of period	$23.62	$16.75	$18.55	$18.07	$16.44	$14.98
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.09)	$0.06	$0.18	$0.25	$0.20	$0.04
Net realized and unrealized gain (loss)	1.72	7.11	(1.32)	0.70	1.83	1.88
Total from investment operations	$1.63	$7.17	$(1.14)	$0.95	$2.03	$1.92
Less distributions declared to shareholders
From net investment income	$—	$(0.07)	$(0.18)	$(0.25)	$(0.25)	$(0.05)
From net realized gain	—	(0.23)	(0.48)	(0.22)	(0.15)	(0.41)
Total distributions declared to shareholders	$—	$(0.30)	$(0.66)	$(0.47)	$(0.40)	$(0.46)
Net asset value, end of period (x)	$25.25	$23.62	$16.75	$18.55	$18.07	$16.44
Total return (%) (r)(s)(t)(x)	6.90(n)	43.04	(6.61)	5.67	12.36	12.99
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.24(a)	1.26	1.32	1.32	1.33	1.39
Expenses after expense reductions (f)(h)	1.00(a)	1.00	1.00	1.00	1.00	1.00
Net investment income (loss) (l)	(0.74)(a)	0.32	0.97	1.39	1.15	0.24
Portfolio turnover	8(n)	24	8	24	20	52
Net assets at end of period (000 omitted)	$1,687	$1,727	$1,359	$1,630	$1,270	$1,048
	Six months ended	Year ended
Class C	10/31/21 (unaudited)	4/30/21	4/30/20	4/30/19	4/30/18	4/30/17
Net asset value, beginning of period	$23.49	$16.65	$18.45	$17.96	$16.35	$14.91
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.09)	$0.06	$0.17	$0.23	$0.20	$0.04
Net realized and unrealized gain (loss)	1.71	7.08	(1.31)	0.72	1.81	1.87
Total from investment operations	$1.62	$7.14	$(1.14)	$0.95	$2.01	$1.91
Less distributions declared to shareholders
From net investment income	$—	$(0.07)	$(0.18)	$(0.24)	$(0.25)	$(0.06)
From net realized gain	—	(0.23)	(0.48)	(0.22)	(0.15)	(0.41)
Total distributions declared to shareholders	$—	$(0.30)	$(0.66)	$(0.46)	$(0.40)	$(0.47)
Net asset value, end of period (x)	$25.11	$23.49	$16.65	$18.45	$17.96	$16.35
Total return (%) (r)(s)(t)(x)	6.90(n)	43.12	(6.66)	5.67	12.30	13.04
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.24(a)	1.26	1.32	1.32	1.33	1.39
Expenses after expense reductions (f)(h)	1.00(a)	1.00	1.00	1.00	1.00	1.00
Net investment income (loss) (l)	(0.74)(a)	0.31	0.94	1.31	1.16	0.28
Portfolio turnover	8(n)	24	8	24	20	52
Net assets at end of period (000 omitted)	$3,907	$3,898	$3,029	$3,344	$2,775	$2,535
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2050 FUND − continued
	Six months ended	Year ended
Class I	10/31/21 (unaudited)	4/30/21	4/30/20	4/30/19	4/30/18	4/30/17
Net asset value, beginning of period	$23.95	$16.97	$18.78	$18.29	$16.62	$15.12
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.03	$0.28	$0.41	$0.50	$0.41	$0.30
Net realized and unrealized gain (loss)	1.75	7.21	(1.37)	0.62	1.83	1.81
Total from investment operations	$1.78	$7.49	$(0.96)	$1.12	$2.24	$2.11
Less distributions declared to shareholders
From net investment income	$—	$(0.28)	$(0.37)	$(0.41)	$(0.42)	$(0.20)
From net realized gain	—	(0.23)	(0.48)	(0.22)	(0.15)	(0.41)
Total distributions declared to shareholders	$—	$(0.51)	$(0.85)	$(0.63)	$(0.57)	$(0.61)
Net asset value, end of period (x)	$25.73	$23.95	$16.97	$18.78	$18.29	$16.62
Total return (%) (r)(s)(t)(x)	7.43(n)	44.49	(5.71)	6.70	13.47	14.21
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.24(a)	0.26	0.32	0.32	0.33	0.38
Expenses after expense reductions (f)(h)	0.00(a)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	0.25(a)	1.36	2.23	2.73	2.26	1.92
Portfolio turnover	8(n)	24	8	24	20	52
Net assets at end of period (000 omitted)	$1,230	$1,033	$354	$213	$566	$423
	Six months ended	Year ended
Class R1	10/31/21 (unaudited)	4/30/21	4/30/20	4/30/19	4/30/18	4/30/17
Net asset value, beginning of period	$23.59	$16.67	$18.46	$17.97	$16.38	$14.94
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.09)	$(0.04)	$0.16	$0.25	$0.21	$0.04
Net realized and unrealized gain (loss)	1.72	7.20	(1.30)	0.69	1.82	1.88
Total from investment operations	$1.63	$7.16	$(1.14)	$0.94	$2.03	$1.92
Less distributions declared to shareholders
From net investment income	$—	$—	$(0.17)	$(0.23)	$(0.29)	$(0.07)
From net realized gain	—	(0.24)	(0.48)	(0.22)	(0.15)	(0.41)
Total distributions declared to shareholders	$—	$(0.24)	$(0.65)	$(0.45)	$(0.44)	$(0.48)
Net asset value, end of period (x)	$25.22	$23.59	$16.67	$18.46	$17.97	$16.38
Total return (%) (r)(s)(t)(x)	6.91(n)	43.08	(6.64)	5.65	12.35	13.06
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.24(a)	1.28	1.32	1.32	1.33	1.40
Expenses after expense reductions (f)(h)	1.00(a)	1.00	1.00	1.00	1.00	1.00
Net investment income (loss) (l)	(0.75)(a)	(0.21)	0.90	1.42	1.18	0.26
Portfolio turnover	8(n)	24	8	24	20	52
Net assets at end of period (000 omitted)	$773	$695	$1,184	$1,322	$1,052	$606
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2050 FUND − continued
	Six months ended	Year ended
Class R2	10/31/21 (unaudited)	4/30/21	4/30/20	4/30/19	4/30/18	4/30/17
Net asset value, beginning of period	$23.70	$16.79	$18.55	$18.07	$16.44	$14.98
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.03)	$0.15	$0.26	$0.34	$0.30	$0.13
Net realized and unrealized gain (loss)	1.73	7.15	(1.30)	0.69	1.82	1.88
Total from investment operations	$1.70	$7.30	$(1.04)	$1.03	$2.12	$2.01
Less distributions declared to shareholders
From net investment income	$—	$(0.15)	$(0.24)	$(0.33)	$(0.34)	$(0.14)
From net realized gain	—	(0.24)	(0.48)	(0.22)	(0.15)	(0.41)
Total distributions declared to shareholders	$—	$(0.39)	$(0.72)	$(0.55)	$(0.49)	$(0.55)
Net asset value, end of period (x)	$25.40	$23.70	$16.79	$18.55	$18.07	$16.44
Total return (%) (r)(s)(t)(x)	7.17(n)	43.72	(6.12)	6.18	12.89	13.64
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.74(a)	0.77	0.82	0.82	0.83	0.90
Expenses after expense reductions (f)(h)	0.50(a)	0.50	0.50	0.50	0.50	0.50
Net investment income (loss) (l)	(0.25)(a)	0.72	1.41	1.92	1.67	0.82
Portfolio turnover	8(n)	24	8	24	20	52
Net assets at end of period (000 omitted)	$20,478	$28,781	$26,545	$28,575	$46,468	$33,805
	Six months ended	Year ended
Class R3	10/31/21 (unaudited)	4/30/21	4/30/20	4/30/19	4/30/18	4/30/17
Net asset value, beginning of period	$23.79	$16.86	$18.67	$18.18	$16.53	$15.05
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.00(w)	$0.22	$0.33	$0.38	$0.34	$0.16
Net realized and unrealized gain (loss)	1.73	7.17	(1.33)	0.70	1.84	1.89
Total from investment operations	$1.73	$7.39	$(1.00)	$1.08	$2.18	$2.05
Less distributions declared to shareholders
From net investment income	$—	$(0.23)	$(0.33)	$(0.37)	$(0.38)	$(0.16)
From net realized gain	—	(0.23)	(0.48)	(0.22)	(0.15)	(0.41)
Total distributions declared to shareholders	$—	$(0.46)	$(0.81)	$(0.59)	$(0.53)	$(0.57)
Net asset value, end of period (x)	$25.52	$23.79	$16.86	$18.67	$18.18	$16.53
Total return (%) (r)(s)(t)(x)	7.27(n)	44.16	(5.96)	6.48	13.19	13.91
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.49(a)	0.51	0.57	0.57	0.58	0.65
Expenses after expense reductions (f)(h)	0.25(a)	0.25	0.25	0.25	0.25	0.25
Net investment income (loss) (l)	0.01(a)	1.08	1.77	2.10	1.90	1.03
Portfolio turnover	8(n)	24	8	24	20	52
Net assets at end of period (000 omitted)	$124,641	$113,346	$70,610	$54,561	$48,180	$27,276
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2050 FUND − continued
	Six months ended	Year ended
Class R4	10/31/21 (unaudited)	4/30/21	4/30/20	4/30/19	4/30/18	4/30/17
Net asset value, beginning of period	$23.97	$16.97	$18.77	$18.28	$16.60	$15.11
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.04	$0.26	$0.37	$0.42	$0.42	$0.21
Net realized and unrealized gain (loss)	1.73	7.24	(1.33)	0.70	1.82	1.89
Total from investment operations	$1.77	$7.50	$(0.96)	$1.12	$2.24	$2.10
Less distributions declared to shareholders
From net investment income	$—	$(0.26)	$(0.36)	$(0.41)	$(0.41)	$(0.20)
From net realized gain	—	(0.24)	(0.48)	(0.22)	(0.15)	(0.41)
Total distributions declared to shareholders	$—	$(0.50)	$(0.84)	$(0.63)	$(0.56)	$(0.61)
Net asset value, end of period (x)	$25.74	$23.97	$16.97	$18.77	$18.28	$16.60
Total return (%) (r)(s)(t)(x)	7.38(n)	44.52	(5.69)	6.71	13.49	14.15
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.24(a)	0.27	0.32	0.32	0.33	0.39
Expenses after expense reductions (f)(h)	0.00(a)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	0.29(a)	1.28	2.01	2.30	2.35	1.30
Portfolio turnover	8(n)	24	8	24	20	52
Net assets at end of period (000 omitted)	$29,581	$71,368	$76,018	$69,834	$70,936	$75,323
	Six months ended	Year ended
Class R6	10/31/21 (unaudited)	4/30/21	4/30/20	4/30/19	4/30/18	4/30/17(i)
Net asset value, beginning of period	$23.96	$16.97	$18.76	$18.27	$16.60	$15.91
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.05	$0.32	$0.39	$0.44	$0.51	$0.04
Net realized and unrealized gain (loss)	1.75	7.20	(1.31)	0.71	1.75	1.26
Total from investment operations	$1.80	$7.52	$(0.92)	$1.15	$2.26	$1.30
Less distributions declared to shareholders
From net investment income	$—	$(0.30)	$(0.39)	$(0.44)	$(0.44)	$(0.20)
From net realized gain	—	(0.23)	(0.48)	(0.22)	(0.15)	(0.41)
Total distributions declared to shareholders	$—	$(0.53)	$(0.87)	$(0.66)	$(0.59)	$(0.61)
Net asset value, end of period (x)	$25.76	$23.96	$16.97	$18.76	$18.27	$16.60
Total return (%) (r)(s)(t)(x)	7.51(n)	44.70	(5.52)	6.89	13.60	8.46(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.10(a)	0.12	0.17	0.18	0.19	0.32(a)
Expenses after expense reductions (f)(h)	0.00(a)	0.00	0.00	0.00	0.00	0.00(a)
Net investment income (loss) (l)	0.40(a)	1.54	2.11	2.44	2.82	0.41(a)
Portfolio turnover	8(n)	24	8	24	20	52
Net assets at end of period (000 omitted)	$149,063	$121,495	$44,463	$39,175	$23,365	$8,776

See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2050 FUND − continued
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(i)	For Class R6, the period is from the class inception, August 29, 2016, through the stated period end.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01 and total return or ratio was less than 0.01%, as applicable.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2055 FUND
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Six months ended	Year ended
Class A	10/31/21 (unaudited)	4/30/21	4/30/20	4/30/19	4/30/18	4/30/17
Net asset value, beginning of period	$20.42	$14.47	$15.93	$15.45	$14.00	$12.61
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.00	$0.19	$0.28	$0.32	$0.29	$0.13
Net realized and unrealized gain (loss)	1.49	6.15	(1.14)	0.60	1.55	1.59
Total from investment operations	$1.49	$6.34	$(0.86)	$0.92	$1.84	$1.72
Less distributions declared to shareholders
From net investment income	$—	$(0.20)	$(0.27)	$(0.31)	$(0.31)	$(0.13)
From net realized gain	—	(0.19)	(0.33)	(0.13)	(0.08)	(0.20)
Total distributions declared to shareholders	$—	$(0.39)	$(0.60)	$(0.44)	$(0.39)	$(0.33)
Net asset value, end of period (x)	$21.91	$20.42	$14.47	$15.93	$15.45	$14.00
Total return (%) (r)(s)(t)(x)	7.30(n)	44.11	(5.87)	6.46	13.10	13.80
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.56(a)	0.61	0.72	0.81	0.92	1.34
Expenses after expense reductions (f)(h)	0.25(a)	0.25	0.25	0.25	0.25	0.25
Net investment income (loss) (l)	0.00(a)	1.09	1.78	2.08	1.91	1.01
Portfolio turnover	11(n)	24	11	20	18	45
Net assets at end of period (000 omitted)	$16,712	$14,314	$7,729	$5,866	$4,833	$3,516
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2055 FUND − continued
	Six months ended	Year ended
Class B	10/31/21 (unaudited)	4/30/21	4/30/20	4/30/19	4/30/18	4/30/17
Net asset value, beginning of period	$20.33	$14.41	$15.87	$15.39	$13.95	$12.58
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.08)	$0.05	$0.15	$0.21	$0.18	$0.04
Net realized and unrealized gain (loss)	1.48	6.13	(1.14)	0.60	1.55	1.57
Total from investment operations	$1.40	$6.18	$(0.99)	$0.81	$1.73	$1.61
Less distributions declared to shareholders
From net investment income	$—	$(0.07)	$(0.14)	$(0.20)	$(0.21)	$(0.04)
From net realized gain	—	(0.19)	(0.33)	(0.13)	(0.08)	(0.20)
Total distributions declared to shareholders	$—	$(0.26)	$(0.47)	$(0.33)	$(0.29)	$(0.24)
Net asset value, end of period (x)	$21.73	$20.33	$14.41	$15.87	$15.39	$13.95
Total return (%) (r)(s)(t)(x)	6.89(n)	43.06	(6.61)	5.65	12.36	12.94
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.31(a)	1.36	1.48	1.56	1.67	2.09
Expenses after expense reductions (f)(h)	1.00(a)	1.00	1.00	1.00	1.00	1.00
Net investment income (loss) (l)	(0.74)(a)	0.31	0.93	1.34	1.22	0.28
Portfolio turnover	11(n)	24	11	20	18	45
Net assets at end of period (000 omitted)	$758	$713	$517	$605	$470	$407
	Six months ended	Year ended
Class C	10/31/21 (unaudited)	4/30/21	4/30/20	4/30/19	4/30/18	4/30/17
Net asset value, beginning of period	$20.17	$14.29	$15.75	$15.28	$13.86	$12.49
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.08)	$0.05	$0.14	$0.20	$0.18	$0.03
Net realized and unrealized gain (loss)	1.46	6.08	(1.11)	0.60	1.53	1.58
Total from investment operations	$1.38	$6.13	$(0.97)	$0.80	$1.71	$1.61
Less distributions declared to shareholders
From net investment income	$—	$(0.06)	$(0.16)	$(0.20)	$(0.21)	$(0.04)
From net realized gain	—	(0.19)	(0.33)	(0.13)	(0.08)	(0.20)
Total distributions declared to shareholders	$—	$(0.25)	$(0.49)	$(0.33)	$(0.29)	$(0.24)
Net asset value, end of period (x)	$21.55	$20.17	$14.29	$15.75	$15.28	$13.86
Total return (%) (r)(s)(t)(x)	6.84(n)	43.08	(6.59)	5.63	12.29	12.98
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.31(a)	1.36	1.48	1.56	1.67	2.08
Expenses after expense reductions (f)(h)	1.00(a)	1.00	0.99	1.00	1.00	1.00
Net investment income (loss) (l)	(0.74)(a)	0.29	0.92	1.32	1.19	0.26
Portfolio turnover	11(n)	24	11	20	18	45
Net assets at end of period (000 omitted)	$2,638	$2,585	$2,126	$2,179	$1,789	$1,284
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2055 FUND − continued
	Six months ended	Year ended
Class I	10/31/21 (unaudited)	4/30/21	4/30/20	4/30/19	4/30/18	4/30/17
Net asset value, beginning of period	$20.45	$14.49	$15.94	$15.46	$14.00	$12.65
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.03	$0.25	$0.32	$0.35	$0.30	$0.26
Net realized and unrealized gain (loss)	1.49	6.14	(1.14)	0.61	1.58	1.45
Total from investment operations	$1.52	$6.39	$(0.82)	$0.96	$1.88	$1.71
Less distributions declared to shareholders
From net investment income	$—	$(0.24)	$(0.30)	$(0.35)	$(0.34)	$(0.16)
From net realized gain	—	(0.19)	(0.33)	(0.13)	(0.08)	(0.20)
Total distributions declared to shareholders	$—	$(0.43)	$(0.63)	$(0.48)	$(0.42)	$(0.36)
Net asset value, end of period (x)	$21.97	$20.45	$14.49	$15.94	$15.46	$14.00
Total return (%) (r)(s)(t)(x)	7.43(n)	44.42	(5.65)	6.74	13.40	13.66
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.31(a)	0.35	0.48	0.56	0.67	1.09
Expenses after expense reductions (f)(h)	0.00(a)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	0.25(a)	1.39	1.99	2.29	1.98	2.01
Portfolio turnover	11(n)	24	11	20	18	45
Net assets at end of period (000 omitted)	$495	$434	$98	$156	$114	$79
	Six months ended	Year ended
Class R1	10/31/21 (unaudited)	4/30/21	4/30/20	4/30/19	4/30/18	4/30/17
Net asset value, beginning of period	$20.26	$14.30	$15.76	$15.32	$13.92	$12.63
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.08)	$(0.06)	$0.14	$0.20	$0.17	$0.15
Net realized and unrealized gain (loss)	1.47	6.21	(1.12)	0.60	1.55	1.46
Total from investment operations	$1.39	$6.15	$(0.98)	$0.80	$1.72	$1.61
Less distributions declared to shareholders
From net investment income	$—	$—	$(0.15)	$(0.23)	$(0.24)	$(0.12)
From net realized gain	—	(0.19)	(0.33)	(0.13)	(0.08)	(0.20)
Total distributions declared to shareholders	$—	$(0.19)	$(0.48)	$(0.36)	$(0.32)	$(0.32)
Net asset value, end of period (x)	$21.65	$20.26	$14.30	$15.76	$15.32	$13.92
Total return (%) (r)(s)(t)(x)	6.86(n)	43.16	(6.60)	5.65	12.31	12.93
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.31(a)	1.39	1.48	1.56	1.66	2.08
Expenses after expense reductions (f)(h)	1.00(a)	1.00	1.00	1.00	1.00	1.00
Net investment income (loss) (l)	(0.74)(a)	(0.34)	0.93	1.32	1.13	1.10
Portfolio turnover	11(n)	24	11	20	18	45
Net assets at end of period (000 omitted)	$719	$663	$1,597	$1,523	$854	$318
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2055 FUND − continued
	Six months ended	Year ended
Class R2	10/31/21 (unaudited)	4/30/21	4/30/20	4/30/19	4/30/18	4/30/17
Net asset value, beginning of period	$20.35	$14.39	$15.84	$15.36	$13.94	$12.57
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.03)	$0.11	$0.22	$0.26	$0.26	$0.11
Net realized and unrealized gain (loss)	1.49	6.16	(1.12)	0.62	1.53	1.58
Total from investment operations	$1.46	$6.27	$(0.90)	$0.88	$1.79	$1.69
Less distributions declared to shareholders
From net investment income	$—	$(0.12)	$(0.22)	$(0.27)	$(0.29)	$(0.12)
From net realized gain	—	(0.19)	(0.33)	(0.13)	(0.08)	(0.20)
Total distributions declared to shareholders	$—	$(0.31)	$(0.55)	$(0.40)	$(0.37)	$(0.32)
Net asset value, end of period (x)	$21.81	$20.35	$14.39	$15.84	$15.36	$13.94
Total return (%) (r)(s)(t)(x)	7.17(n)	43.78	(6.12)	6.19	12.82	13.59
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.81(a)	0.87	0.98	1.06	1.16	1.60
Expenses after expense reductions (f)(h)	0.50(a)	0.50	0.50	0.50	0.50	0.50
Net investment income (loss) (l)	(0.27)(a)	0.64	1.39	1.73	1.73	0.85
Portfolio turnover	11(n)	24	11	20	18	45
Net assets at end of period (000 omitted)	$9,452	$17,589	$17,485	$18,695	$15,534	$6,657
	Six months ended	Year ended
Class R3	10/31/21 (unaudited)	4/30/21	4/30/20	4/30/19	4/30/18	4/30/17
Net asset value, beginning of period	$20.42	$14.47	$15.93	$15.45	$14.00	$12.61
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.00	$0.19	$0.27	$0.32	$0.29	$0.14
Net realized and unrealized gain (loss)	1.49	6.15	(1.13)	0.60	1.55	1.58
Total from investment operations	$1.49	$6.34	$(0.86)	$0.92	$1.84	$1.72
Less distributions declared to shareholders
From net investment income	$—	$(0.20)	$(0.27)	$(0.31)	$(0.31)	$(0.13)
From net realized gain	—	(0.19)	(0.33)	(0.13)	(0.08)	(0.20)
Total distributions declared to shareholders	$—	$(0.39)	$(0.60)	$(0.44)	$(0.39)	$(0.33)
Net asset value, end of period (x)	$21.91	$20.42	$14.47	$15.93	$15.45	$14.00
Total return (%) (r)(s)(t)(x)	7.30(n)	44.10	(5.88)	6.46	13.14	13.83
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.56(a)	0.61	0.73	0.81	0.92	1.34
Expenses after expense reductions (f)(h)	0.25(a)	0.25	0.25	0.25	0.25	0.25
Net investment income (loss) (l)	0.01(a)	1.09	1.73	2.07	1.89	1.07
Portfolio turnover	11(n)	24	11	20	18	45
Net assets at end of period (000 omitted)	$76,072	$65,613	$36,674	$27,658	$21,438	$10,285
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2055 FUND − continued
	Six months ended	Year ended
Class R4	10/31/21 (unaudited)	4/30/21	4/30/20	4/30/19	4/30/18	4/30/17
Net asset value, beginning of period	$20.56	$14.55	$16.01	$15.53	$14.06	$12.65
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.03	$0.22	$0.32	$0.36	$0.37	$0.17
Net realized and unrealized gain (loss)	1.49	6.21	(1.14)	0.60	1.52	1.60
Total from investment operations	$1.52	$6.43	$(0.82)	$0.96	$1.89	$1.77
Less distributions declared to shareholders
From net investment income	$—	$(0.23)	$(0.31)	$(0.35)	$(0.34)	$(0.16)
From net realized gain	—	(0.19)	(0.33)	(0.13)	(0.08)	(0.20)
Total distributions declared to shareholders	$—	$(0.42)	$(0.64)	$(0.48)	$(0.42)	$(0.36)
Net asset value, end of period (x)	$22.08	$20.56	$14.55	$16.01	$15.53	$14.06
Total return (%) (r)(s)(t)(x)	7.39(n)	44.49	(5.67)	6.71	13.42	14.14
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.31(a)	0.36	0.47	0.56	0.67	1.09
Expenses after expense reductions (f)(h)	0.00(a)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	0.29(a)	1.27	2.04	2.31	2.43	1.31
Portfolio turnover	11(n)	24	11	20	18	45
Net assets at end of period (000 omitted)	$16,365	$38,374	$37,665	$30,137	$26,747	$21,882
	Six months ended	Year ended
Class R6	10/31/21 (unaudited)	4/30/21	4/30/20	4/30/19	4/30/18	4/30/17(i)
Net asset value, beginning of period	$20.58	$14.56	$16.01	$15.53	$14.06	$13.32
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.04	$0.28	$0.34	$0.37	$0.49	$0.04
Net realized and unrealized gain (loss)	1.50	6.18	(1.13)	0.61	1.42	1.06
Total from investment operations	$1.54	$6.46	$(0.79)	$0.98	$1.91	$1.10
Less distributions declared to shareholders
From net investment income	$—	$(0.25)	$(0.33)	$(0.37)	$(0.36)	$(0.16)
From net realized gain	—	(0.19)	(0.33)	(0.13)	(0.08)	(0.20)
Total distributions declared to shareholders	$—	$(0.44)	$(0.66)	$(0.50)	$(0.44)	$(0.36)
Net asset value, end of period (x)	$22.12	$20.58	$14.56	$16.01	$15.53	$14.06
Total return (%) (r)(s)(t)(x)	7.48(n)	44.75	(5.50)	6.88	13.56	8.44(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.16(a)	0.21	0.33	0.42	0.52	0.95(a)
Expenses after expense reductions (f)(h)	0.00(a)	0.00	0.00	0.00	0.00	0.00(a)
Net investment income (loss) (l)	0.41(a)	1.54	2.16	2.40	3.15	0.44(a)
Portfolio turnover	11(n)	24	11	20	18	45
Net assets at end of period (000 omitted)	$84,228	$60,705	$21,065	$16,579	$7,695	$1,726

See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2055 FUND − continued
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(i)	For Class R6, the period is from the class inception, August 29, 2016, through the stated period end.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2060 FUND
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Six months ended	Year ended
Class A	10/31/21 (unaudited)	4/30/21	4/30/20	4/30/19	4/30/18	4/30/17(c)
Net asset value, beginning of period	$15.99	$11.25	$12.26	$11.85	$10.73	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.00(w)	$0.15	$0.22	$0.41	$0.25	$0.10
Net realized and unrealized gain (loss)	1.16	4.82	(0.89)	0.30	1.16	0.74
Total from investment operations	$1.16	$4.97	$(0.67)	$0.71	$1.41	$0.84
Less distributions declared to shareholders
From net investment income	$—	$(0.14)	$(0.21)	$(0.25)	$(0.23)	$(0.11)
From net realized gain	—	(0.09)	(0.13)	(0.05)	(0.06)	—
Total distributions declared to shareholders	$—	$(0.23)	$(0.34)	$(0.30)	$(0.29)	$(0.11)
Net asset value, end of period (x)	$17.15	$15.99	$11.25	$12.26	$11.85	$10.73
Total return (%) (r)(s)(t)(x)	7.25(n)	44.39	(5.83)	6.47	13.19	8.45(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.82(a)	1.08	1.84	4.01	9.75	15.07(a)
Expenses after expense reductions (f)(h)	0.25(a)	0.24	0.22	0.20	0.16	0.12(a)
Net investment income (loss) (l)	0.01(a)	1.06	1.81	3.49	2.17	2.42(a)
Portfolio turnover	15(n)	21	9	34	37	2(n)
Net assets at end of period (000 omitted)	$6,273	$5,584	$2,879	$1,362	$306	$59
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2060 FUND − continued
	Six months ended	Year ended
Class B	10/31/21 (unaudited)	4/30/21	4/30/20	4/30/19	4/30/18	4/30/17(c)
Net asset value, beginning of period	$15.95	$11.24	$12.25	$11.82	$10.70	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.06)	$0.04	$0.12	$0.17	$0.14	$0.07
Net realized and unrealized gain (loss)	1.16	4.80	(0.89)	0.48	1.19	0.73
Total from investment operations	$1.10	$4.84	$(0.77)	$0.65	$1.33	$0.80
Less distributions declared to shareholders
From net investment income	$—	$(0.04)	$(0.11)	$(0.17)	$(0.15)	$(0.10)
From net realized gain	—	(0.09)	(0.13)	(0.05)	(0.06)	—
Total distributions declared to shareholders	$—	$(0.13)	$(0.24)	$(0.22)	$(0.21)	$(0.10)
Net asset value, end of period (x)	$17.05	$15.95	$11.24	$12.25	$11.82	$10.70
Total return (%) (r)(s)(t)(x)	6.90(n)	43.16	(6.53)	5.78	12.39	8.08(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.57(a)	1.83	2.65	4.98	11.79	15.87(a)
Expenses after expense reductions (f)(h)	1.00(a)	0.99	0.97	0.95	0.90	0.87(a)
Net investment income (loss) (l)	(0.74)(a)	0.33	0.99	1.44	1.26	1.76(a)
Portfolio turnover	15(n)	21	9	34	37	2(n)
Net assets at end of period (000 omitted)	$202	$191	$137	$149	$73	$55
	Six months ended	Year ended
Class C	10/31/21 (unaudited)	4/30/21	4/30/20	4/30/19	4/30/18	4/30/17(c)
Net asset value, beginning of period	$15.86	$11.18	$12.21	$11.81	$10.70	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.06)	$0.05	$0.13	$0.20	$0.14	$0.07
Net realized and unrealized gain (loss)	1.15	4.78	(0.89)	0.44	1.19	0.73
Total from investment operations	$1.09	$4.83	$(0.76)	$0.64	$1.33	$0.80
Less distributions declared to shareholders
From net investment income	$—	$(0.06)	$(0.14)	$(0.19)	$(0.16)	$(0.10)
From net realized gain	—	(0.09)	(0.13)	(0.05)	(0.06)	—
Total distributions declared to shareholders	$—	$(0.15)	$(0.27)	$(0.24)	$(0.22)	$(0.10)
Net asset value, end of period (x)	$16.95	$15.86	$11.18	$12.21	$11.81	$10.70
Total return (%) (r)(s)(t)(x)	6.87(n)	43.28	(6.53)	5.75	12.38	8.08(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.57(a)	1.83	2.61	4.88	11.46	15.81(a)
Expenses after expense reductions (f)(h)	1.00(a)	0.99	0.96	0.95	0.90	0.87(a)
Net investment income (loss) (l)	(0.74)(a)	0.34	1.11	1.68	1.24	1.68(a)
Portfolio turnover	15(n)	21	9	34	37	2(n)
Net assets at end of period (000 omitted)	$893	$761	$432	$283	$107	$60
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2060 FUND − continued
	Six months ended	Year ended
Class I	10/31/21 (unaudited)	4/30/21	4/30/20	4/30/19	4/30/18	4/30/17(c)
Net asset value, beginning of period	$16.09	$11.32	$12.32	$11.88	$10.74	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.02	$0.19	$0.23	$0.28	$0.26	$0.11
Net realized and unrealized gain (loss)	1.17	4.84	(0.87)	0.47	1.19	0.74
Total from investment operations	$1.19	$5.03	$(0.64)	$0.75	$1.45	$0.85
Less distributions declared to shareholders
From net investment income	$—	$(0.17)	$(0.23)	$(0.26)	$(0.25)	$(0.11)
From net realized gain	—	(0.09)	(0.13)	(0.05)	(0.06)	—
Total distributions declared to shareholders	$—	$(0.26)	$(0.36)	$(0.31)	$(0.31)	$(0.11)
Net asset value, end of period (x)	$17.28	$16.09	$11.32	$12.32	$11.88	$10.74
Total return (%) (r)(s)(t)(x)	7.40(n)	44.66	(5.58)	6.76	13.50	8.57(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.57(a)	0.82	1.60	4.04	11.01	14.88(a)
Expenses after expense reductions (f)(h)	0.00(a)	0.00	0.00	0.00	0.00	0.00(a)
Net investment income (loss) (l)	0.25(a)	1.33	1.86	2.37	2.23	2.76(a)
Portfolio turnover	15(n)	21	9	34	37	2(n)
Net assets at end of period (000 omitted)	$282	$232	$103	$66	$62	$54
	Six months ended	Year ended
Class R1	10/31/21 (unaudited)	4/30/21	4/30/20	4/30/19	4/30/18	4/30/17(c)
Net asset value, beginning of period	$16.01	$11.28	$12.28	$11.83	$10.70	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.06)	$0.04	$0.12	$0.16	$0.14	$0.07
Net realized and unrealized gain (loss)	1.16	4.82	(0.88)	0.48	1.19	0.73
Total from investment operations	$1.10	$4.86	$(0.76)	$0.64	$1.33	$0.80
Less distributions declared to shareholders
From net investment income	$—	$(0.04)	$(0.11)	$(0.14)	$(0.14)	$(0.10)
From net realized gain	—	(0.09)	(0.13)	(0.05)	(0.06)	—
Total distributions declared to shareholders	$—	$(0.13)	$(0.24)	$(0.19)	$(0.20)	$(0.10)
Net asset value, end of period (x)	$17.11	$16.01	$11.28	$12.28	$11.83	$10.70
Total return (%) (r)(s)(t)(x)	6.87(n)	43.20	(6.46)	5.69	12.41	8.08(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.57(a)	1.83	2.65	5.04	12.02	15.88(a)
Expenses after expense reductions (f)(h)	1.00(a)	0.99	0.97	0.95	0.90	0.87(a)
Net investment income (loss) (l)	(0.74)(a)	0.32	0.99	1.36	1.23	1.76(a)
Portfolio turnover	15(n)	21	9	34	37	2(n)
Net assets at end of period (000 omitted)	$92	$86	$60	$64	$61	$54
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2060 FUND − continued
	Six months ended	Year ended
Class R2	10/31/21 (unaudited)	4/30/21	4/30/20	4/30/19	4/30/18	4/30/17(c)
Net asset value, beginning of period	$15.97	$11.25	$12.25	$11.84	$10.72	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.02)	$0.13	$0.17	$0.27	$0.18	$0.09
Net realized and unrealized gain (loss)	1.15	4.80	(0.87)	0.42	1.21	0.73
Total from investment operations	$1.13	$4.93	$(0.70)	$0.69	$1.39	$0.82
Less distributions declared to shareholders
From net investment income	$—	$(0.12)	$(0.17)	$(0.23)	$(0.21)	$(0.10)
From net realized gain	—	(0.09)	(0.13)	(0.05)	(0.06)	—
Total distributions declared to shareholders	$—	$(0.21)	$(0.30)	$(0.28)	$(0.27)	$(0.10)
Net asset value, end of period (x)	$17.10	$15.97	$11.25	$12.25	$11.84	$10.72
Total return (%) (r)(s)(t)(x)	7.08(n)	43.97	(6.03)	6.29	12.92	8.32(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.07(a)	1.33	2.13	4.31	10.36	15.38(a)
Expenses after expense reductions (f)(h)	0.50(a)	0.49	0.47	0.45	0.41	0.37(a)
Net investment income (loss) (l)	(0.24)(a)	0.99	1.39	2.34	1.56	2.26(a)
Portfolio turnover	15(n)	21	9	34	37	2(n)
Net assets at end of period (000 omitted)	$1,797	$1,580	$980	$797	$151	$54
	Six months ended	Year ended
Class R3	10/31/21 (unaudited)	4/30/21	4/30/20	4/30/19	4/30/18	4/30/17(c)
Net asset value, beginning of period	$16.00	$11.27	$12.28	$11.85	$10.73	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.00(w)	$0.16	$0.24	$0.24	$0.25	$0.10
Net realized and unrealized gain (loss)	1.17	4.81	(0.90)	0.48	1.17	0.74
Total from investment operations	$1.17	$4.97	$(0.66)	$0.72	$1.42	$0.84
Less distributions declared to shareholders
From net investment income	$—	$(0.15)	$(0.22)	$(0.24)	$(0.24)	$(0.11)
From net realized gain	—	(0.09)	(0.13)	(0.05)	(0.06)	—
Total distributions declared to shareholders	$—	$(0.24)	$(0.35)	$(0.29)	$(0.30)	$(0.11)
Net asset value, end of period (x)	$17.17	$16.00	$11.27	$12.28	$11.85	$10.73
Total return (%) (r)(s)(t)(x)	7.31(n)	44.28	(5.78)	6.48	13.21	8.45(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.82(a)	1.07	1.80	4.15	9.15	14.31(a)
Expenses after expense reductions (f)(h)	0.25(a)	0.24	0.22	0.20	0.16	0.12(a)
Net investment income (loss) (l)	0.01(a)	1.12	1.99	2.04	2.11	2.41(a)
Portfolio turnover	15(n)	21	9	34	37	2(n)
Net assets at end of period (000 omitted)	$23,433	$17,477	$7,252	$2,505	$1,203	$88
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2060 FUND − continued
	Six months ended	Year ended
Class R4	10/31/21 (unaudited)	4/30/21	4/30/20	4/30/19	4/30/18	4/30/17(c)
Net asset value, beginning of period	$16.07	$11.31	$12.31	$11.88	$10.74	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.03	$0.18	$0.28	$0.31	$0.30	$0.11
Net realized and unrealized gain (loss)	1.15	4.84	(0.92)	0.43	1.15	0.74
Total from investment operations	$1.18	$5.02	$(0.64)	$0.74	$1.45	$0.85
Less distributions declared to shareholders
From net investment income	$—	$(0.17)	$(0.23)	$(0.26)	$(0.25)	$(0.11)
From net realized gain	—	(0.09)	(0.13)	(0.05)	(0.06)	—
Total distributions declared to shareholders	$—	$(0.26)	$(0.36)	$(0.31)	$(0.31)	$(0.11)
Net asset value, end of period (x)	$17.25	$16.07	$11.31	$12.31	$11.88	$10.74
Total return (%) (r)(s)(t)(x)	7.34(n)	44.61	(5.55)	6.72	13.51	8.57(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.57(a)	0.83	1.55	3.79	8.82	14.88(a)
Expenses after expense reductions (f)(h)	0.00(a)	0.00	0.00	0.00	0.00	0.00(a)
Net investment income (loss) (l)	0.31(a)	1.33	2.29	2.63	2.54	2.75(a)
Portfolio turnover	15(n)	21	9	34	37	2(n)
Net assets at end of period (000 omitted)	$2,932	$8,871	$4,568	$1,524	$356	$55
	Six months ended	Year ended
Class R6	10/31/21 (unaudited)	4/30/21	4/30/20	4/30/19	4/30/18	4/30/17(c)
Net asset value, beginning of period	$16.11	$11.33	$12.33	$11.88	$10.74	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.03	$0.21	$0.27	$0.29	$0.25	$0.11
Net realized and unrealized gain (loss)	1.17	4.85	(0.90)	0.48	1.20	0.74
Total from investment operations	$1.20	$5.06	$(0.63)	$0.77	$1.45	$0.85
Less distributions declared to shareholders
From net investment income	$—	$(0.19)	$(0.24)	$(0.27)	$(0.25)	$(0.11)
From net realized gain	—	(0.09)	(0.13)	(0.05)	(0.06)	—
Total distributions declared to shareholders	$—	$(0.28)	$(0.37)	$(0.32)	$(0.31)	$(0.11)
Net asset value, end of period (x)	$17.31	$16.11	$11.33	$12.33	$11.88	$10.74
Total return (%) (r)(s)(t)(x)	7.45(n)	44.87	(5.50)	6.95	13.51	8.57(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.43(a)	0.69	1.48	3.80	10.10	14.87(a)
Expenses after expense reductions (f)(h)	0.00(a)	0.00	0.00	0.00	0.00	0.00(a)
Net investment income (loss) (l)	0.40(a)	1.49	2.21	2.43	2.18	2.76(a)
Portfolio turnover	15(n)	21	9	34	37	2(n)
Net assets at end of period (000 omitted)	$33,759	$25,148	$7,641	$3,309	$1,268	$543

See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2060 FUND − continued
(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, December 6, 2016, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2065 FUND
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Six months ended
Class A	10/31/21(c) (unaudited)
Net asset value, beginning of period	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.00(w)
Net realized and unrealized gain (loss)	0.07
Total from investment operations	$0.07
Net asset value, end of period (x)	$10.07
Total return (%) (r)(s)(t)(x)	0.70(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	14.86(a)
Expenses after expense reductions (f)(h)	0.12(a)
Net investment income (loss) (l)	0.27(a)
Portfolio turnover	1(n)
Net assets at end of period (000 omitted)	$50
Six months ended
Class C	10/31/21(c) (unaudited)
Net asset value, beginning of period	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.01)
Net realized and unrealized gain (loss)	0.07
Total from investment operations	$0.06
Net asset value, end of period (x)	$10.06
Total return (%) (r)(s)(t)(x)	0.60(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	15.61(a)
Expenses after expense reductions (f)(h)	0.87(a)
Net investment income (loss) (l)	(0.48)(a)
Portfolio turnover	1(n)
Net assets at end of period (000 omitted)	$50
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2065 FUND − continued
Six months ended
Class I	10/31/21(c) (unaudited)
Net asset value, beginning of period	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.01
Net realized and unrealized gain (loss)	0.07
Total from investment operations	$0.08
Net asset value, end of period (x)	$10.08
Total return (%) (r)(s)(t)(x)	0.80(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	14.61(a)
Expenses after expense reductions (f)(h)	0.00(a)
Net investment income (loss) (l)	0.47(a)
Portfolio turnover	1(n)
Net assets at end of period (000 omitted)	$50
Six months ended
Class R1	10/31/21(c) (unaudited)
Net asset value, beginning of period	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.01)
Net realized and unrealized gain (loss)	0.07
Total from investment operations	$0.06
Net asset value, end of period (x)	$10.06
Total return (%) (r)(s)(t)(x)	0.60(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	15.61(a)
Expenses after expense reductions (f)(h)	0.87(a)
Net investment income (loss) (l)	(0.51)(a)
Portfolio turnover	1(n)
Net assets at end of period (000 omitted)	$50
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2065 FUND − continued
Six months ended
Class R2	10/31/21(c) (unaudited)
Net asset value, beginning of period	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.00)(w)
Net realized and unrealized gain (loss)	0.07
Total from investment operations	$0.07
Net asset value, end of period (x)	$10.07
Total return (%) (r)(s)(t)(x)	0.70(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	15.11(a)
Expenses after expense reductions (f)(h)	0.37(a)
Net investment income (loss) (l)	(0.07)(a)
Portfolio turnover	1(n)
Net assets at end of period (000 omitted)	$58
Six months ended
Class R3	10/31/21(c) (unaudited)
Net asset value, beginning of period	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.00(w)
Net realized and unrealized gain (loss)	0.07
Total from investment operations	$0.07
Net asset value, end of period (x)	$10.07
Total return (%) (r)(s)(t)(x)	0.70(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	14.86(a)
Expenses after expense reductions (f)(h)	0.12(a)
Net investment income (loss) (l)	0.24(a)
Portfolio turnover	1(n)
Net assets at end of period (000 omitted)	$50
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2065 FUND − continued
Six months ended
Class R4	10/31/21(c) (unaudited)
Net asset value, beginning of period	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.01
Net realized and unrealized gain (loss)	0.07
Total from investment operations	$0.08
Net asset value, end of period (x)	$10.08
Total return (%) (r)(s)(t)(x)	0.80(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	14.61(a)
Expenses after expense reductions (f)(h)	0.00(a)
Net investment income (loss) (l)	0.47(a)
Portfolio turnover	1(n)
Net assets at end of period (000 omitted)	$50
Six months ended
Class R6	10/31/21(c) (unaudited)
Net asset value, beginning of period	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.01
Net realized and unrealized gain (loss)	0.07
Total from investment operations	$0.08
Net asset value, end of period (x)	$10.08
Total return (%) (r)(s)(t)(x)	0.80(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	14.60(a)
Expenses after expense reductions (f)(h)	0.00(a)
Net investment income (loss) (l)	0.50(a)
Portfolio turnover	1(n)
Net assets at end of period (000 omitted)	$504

See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2065 FUND − continued
(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, September 1, 2021, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Notes to Financial Statements
(unaudited)
(1)  Business and Organization
MFS Lifetime Income Fund, MFS Lifetime 2020 Fund, MFS Lifetime 2025 Fund, MFS Lifetime 2030 Fund, MFS Lifetime 2035 Fund, MFS Lifetime 2040 Fund, MFS Lifetime 2045 Fund, MFS Lifetime 2050 Fund, MFS Lifetime 2055 Fund, MFS Lifetime 2060 Fund, and MFS Lifetime 2065 Fund (the funds) are each a diversified series of MFS Series Trust XII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
Each fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of each fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
Each fund is a “fund of funds”, which invests the majority of its assets in other MFS mutual funds (hereafter referred to as “underlying affiliated funds” or “underlying funds”), which may have different fiscal year ends than the funds. The underlying funds, in turn, may engage in a number of investment techniques and practices, which involve certain risks. Certain underlying funds invest their portfolio in high-yield securities rated below investment grade. Investments in below investment grade quality securities can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. Certain underlying funds invest a significant portion of their assets in asset-backed and/or mortgage-backed securities. For these securities, the value of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral. Enforcing rights, if any, against the underlying assets or collateral may be difficult. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae. Certain underlying funds invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions. Investments in emerging markets can involve additional and greater risks than the risks associated with investments in developed foreign markets. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, and accounting, and auditing systems, and greater political, social, and economic instability than developed markets.
The accounting policies of the underlying funds in which each fund invests are outlined in the underlying funds’ shareholder reports, which are available without charge by calling 1-800-225-2606, at mfs.com and on the Securities and Exchange Commission (SEC) web site at http://www.sec.gov. The underlying funds' shareholder reports are not covered by this report.
Certain of each fund's investments, including its investments in derivatives, as well as any debt issued by the fund and other contractual arrangements of the fund may be based on reference interest rates such as the London Interbank Offered Rate (“LIBOR”). In 2017, the regulatory authority that oversees financial services firms in the United Kingdom announced plans to transition away from LIBOR by the end of 2021. In March 2021, the administrator of LIBOR announced the extension of the publication of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Although the full impacts of the transition away from LIBOR are not fully known, the transition may result in, among other things, an increase in volatility or illiquidity of the markets for instruments that currently rely on LIBOR to determine interest rates and this could have an adverse impact on each fund's performance. With respect to each fund's accounting for investments, including its investments in derivatives, as well as any debt issued by the fund and other contractual arrangements of the fund that undergo reference rate-related modifications as a result of the transition, management will rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to disregard the GAAP accounting requirements around certain contract modifications resulting from the LIBOR transition such that for contracts considered in scope, the fund can account for those modified contracts as a continuation of the existing contracts. While still evaluating the impact to the funds of the June 30, 2023 discontinuation of the more commonly used U.S. dollar LIBOR settings, management has concluded that the December 31, 2021 planned cessation of the one-week and two-month U.S. dollar LIBOR tenors along with certain other non-U.S. dollar denominated LIBOR settings will not have a material impact on the funds.

Notes to Financial Statements (unaudited) - continued
Investment Valuations — Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.
Equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of each fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. Each fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities,

Notes to Financial Statements (unaudited) - continued
interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of October 31, 2021 in valuing each fund's assets or liabilities:
	Level 1	Level 2	Level 3	Total
MFS Lifetime Income Fund
Financial Instruments
Mutual Funds	$681,595,944	$—	$—	$681,595,944
MFS Lifetime 2020 Fund
Financial Instruments
Mutual Funds	$334,076,410	$—	$—	$334,076,410
MFS Lifetime 2025 Fund
Financial Instruments
Mutual Funds	$464,409,573	$—	$—	$464,409,573
MFS Lifetime 2030 Fund
Financial Instruments
Mutual Funds	$792,550,471	$—	$—	$792,550,471
MFS Lifetime 2035 Fund
Financial Instruments
Mutual Funds	$507,545,979	$—	$—	$507,545,979
MFS Lifetime 2040 Fund
Financial Instruments
Mutual Funds	$622,768,084	$—	$—	$622,768,084
MFS Lifetime 2045 Fund
Financial Instruments
Mutual Funds	$362,846,675	$—	$—	$362,846,675
MFS Lifetime 2050 Fund
Financial Instruments
Mutual Funds	$356,709,946	$—	$—	$356,709,946
MFS Lifetime 2055 Fund
Financial Instruments
Mutual Funds	$207,455,392	$—	$—	$207,455,392
MFS Lifetime 2060 Fund
Financial Instruments
Mutual Funds	$69,651,556	$—	$—	$69,651,556
MFS Lifetime 2065 Fund
Financial Instruments
Mutual Funds	$867,857	$—	$—	$867,857
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.
Derivatives — Each fund does not invest in derivatives directly. Each fund does invest in underlying funds that may use derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the underlying funds use derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

Notes to Financial Statements (unaudited) - continued
Indemnifications — Under each fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to each fund. Additionally, in the normal course of business, each fund enters into agreements with service providers that may contain indemnification clauses. Each fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against each fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Distributions of income and capital gains from the underlying funds are recorded on the ex-dividend date. Recognition of net investment income by each fund is affected by the timing of the declaration of distributions by the underlying funds in which each fund invests. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Each fund and/or the underlying funds may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statements of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statements of Operations.
Tax Matters and Distributions — Each fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. Each fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed each fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals and treating a portion of the proceeds from redemptions as a distribution for tax purposes.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 4/30/21	MFS Lifetime Income Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund
Ordinary income (including any short-term capital gains)	$14,200,058	$8,278,306	$9,900,724	$12,288,450	$7,093,260
Long-term capital gains	5,492,453	6,447,219	2,518,091	14,580,345	4,007,054
Total distributions	$19,692,511	$14,725,525	$12,418,815	$26,868,795	$11,100,314
Year ended 4/30/21	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund
Ordinary income (including any short-term capital gains)	$6,720,305	$4,094,061	$3,811,033	$2,105,126	$542,646
Long-term capital gains	8,797,683	3,132,026	3,263,863	1,563,035	235,017
Total distributions	$15,517,988	$7,226,087	$7,074,896	$3,668,161	$777,663
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 10/31/21	MFS Lifetime Income Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund
Cost of investments	$570,197,017	$276,730,351	$381,259,912	$570,551,932	$359,533,677	$382,759,253
Gross appreciation	111,399,087	57,346,059	83,199,464	222,275,983	148,470,737	240,344,060
Gross depreciation	(160)	—	(49,803)	(277,444)	(458,435)	(335,229)
Net unrealized appreciation (depreciation)	$111,398,927	$57,346,059	$83,149,661	$221,998,539	$148,012,302	$240,008,831
As of 4/30/21
Undistributed ordinary income	666,474	1,922,106	3,586,370	3,623,588	1,416,369	560,843
Undistributed long-term capital gain	7,122,603	7,268,037	4,589,304	14,819,311	6,197,582	9,263,405
Other temporary differences	(910,034)	—	—	—	—	—
Net unrealized appreciation (depreciation)	106,624,201	57,295,406	78,499,186	206,107,242	127,767,058	214,844,732

Notes to Financial Statements (unaudited) - continued
As of 10/31/21	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund	MFS Lifetime 2065 Fund
Cost of investments	$235,544,718	$227,594,030	$140,466,190	$53,517,826	$862,029
Gross appreciation	127,391,376	129,115,916	66,989,202	16,133,730	9,179
Gross depreciation	(89,419)	—	—	—	(3,351)
Net unrealized appreciation (depreciation)	$127,301,957	$129,115,916	$66,989,202	$16,133,730	$5,828
As of 4/30/21
Undistributed ordinary income	913,460	906,128	389,323	48,957	—
Undistributed long-term capital gain	4,542,592	4,498,889	2,388,006	597,464	—
Net unrealized appreciation (depreciation)	101,271,731	112,453,025	52,060,895	11,807,808	—
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — Each fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager fees. For the MFS Lifetime Income Fund, income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. For the MFS Lifetime Income Fund, realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. For all other funds, income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. Class 529B and Class 529C shares will convert to Class 529A shares approximately eight years after purchase. Each fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	MFS Lifetime Income Fund		MFS Lifetime 2020 Fund		MFS Lifetime 2025 Fund
	Six Months Ended 10/31/21	Year Ended 4/30/21	Six Months Ended 10/31/21	Year Ended 4/30/21	Six Months Ended 10/31/21	Year Ended 4/30/21
Class A	$1,301,846	$4,440,952	$—	$1,728,511	$—	$715,288
Class B	11,645	107,790	—	62,858	—	25,518
Class C	309,643	1,988,334	—	177,876	—	81,093
Class I	431,522	1,395,428	—	164,610	—	82,251
Class R1	7,929	43,668	—	50,050	—	3,842
Class R2	61,542	344,006	—	1,193,361	—	537,269
Class R3	588,171	2,294,730	—	3,382,396	—	2,922,888
Class R4	211,522	1,028,013	—	2,154,076	—	2,227,777
Class R6	860,401	2,570,522	—	5,811,787	—	5,822,889
Class 529A	1,218,694	4,657,038	—	—	—	—
Class 529B	26,401	114,498	—	—	—	—
Class 529C	106,216	707,532	—	—	—	—
Total	$5,135,532	$19,692,511	$—	$14,725,525	$—	$12,418,815
	MFS Lifetime 2030 Fund		MFS Lifetime 2035 Fund		MFS Lifetime 2040 Fund
	Six Months Ended 10/31/21	Year Ended 4/30/21	Six Months Ended 10/31/21	Year Ended 4/30/21	Six Months Ended 10/31/21	Year Ended 4/30/21
Class A	$—	$2,792,471	$—	$655,847	$—	$1,448,809
Class B	—	185,248	—	28,814	—	70,942
Class C	—	364,875	—	56,624	—	163,716
Class I	—	180,296	—	27,954	—	90,494
Class R1	—	139,602	—	4,854	—	69,952
Class R2	—	1,956,246	—	431,793	—	1,240,248
Class R3	—	6,849,556	—	3,090,755	—	4,071,997
Class R4	—	4,423,985	—	2,078,985	—	2,804,411
Class R6	—	9,976,516	—	4,724,688	—	5,557,419
Total	$—	$26,868,795	$—	$11,100,314	$—	$15,517,988

Notes to Financial Statements (unaudited) - continued
	MFS Lifetime 2045 Fund		MFS Lifetime 2050 Fund		MFS Lifetime 2055 Fund
	Six Months Ended 10/31/21	Year Ended 4/30/21	Six Months Ended 10/31/21	Year Ended 4/30/21	Six Months Ended 10/31/21	Year Ended 4/30/21
Class A	$—	$372,428	$—	$422,477	$—	$251,988
Class B	—	13,179	—	23,417	—	8,997
Class C	—	25,637	—	52,386	—	31,625
Class I	—	36,305	—	17,631	—	6,828
Class R1	—	5,546	—	6,487	—	6,086
Class R2	—	278,472	—	482,437	—	267,226
Class R3	—	2,157,912	—	2,127,815	—	1,167,617
Class R4	—	1,480,617	—	1,465,957	—	763,015
Class R6	—	2,855,991	—	2,476,289	—	1,164,779
Total	$—	$7,226,087	$—	$7,074,896	$—	$3,668,161
	MFS Lifetime 2060 Fund
	Six Months Ended 10/31/21	Year Ended 4/30/21
Class A	$—	$67,510
Class B	—	1,543
Class C	—	6,317
Class I	—	3,010
Class R1	—	686
Class R2	—	23,658
Class R3	—	221,980
Class R4	—	115,208
Class R6	—	337,751
Total	$—	$777,663
(3)  Transactions with Affiliates
Investment Adviser — Each fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the funds. MFS receives no compensation under this agreement; however MFS receives management fees from the underlying MFS funds.
The investment adviser has agreed in writing to pay all of each fund’s operating expenses, excluding distribution and service fees, program manager fees, interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses including fees and expenses associated with investments in investment companies and other similar investment vehicles (“Other Expenses”). For the six months ended October 31, 2021, this reduction amounted to the following for each fund and is included in the reduction of total expenses in the Statements of Operations:
MFS Lifetime Income Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund
$626,404	$317,895	$336,252	$539,222	$375,987	$463,086
MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund	MFS Lifetime 2065 Fund
$321,966	$343,201	$266,876	$168,047	$20,717
For Class R6 shares, the investment adviser has agreed to bear each fund's expenses, or make payment to such fund, such that the “Other Expenses” of the class do not exceed (0.10)% annually of average daily net assets for the MFS Lifetime Income Fund and (0.14)% annually of average daily net assets for all other funds. These written agreements will continue until modified by the funds’ Board of Trustees, but such agreements will continue at least until August 31,2022. Payments made to certain classes of the funds to further reduce “Other Expenses” below 0.00% annually of average daily net assets are included in “Excess expense reimbursement from investment adviser” in the Statements of Operations.
In addition to the fees and expenses which each fund bears directly, each fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which each fund invests. Accordingly, the expense ratio for each fund reflects only those fees and expenses borne directly by each fund.

Notes to Financial Statements (unaudited) - continued
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received the following amounts for the six months ended October 31, 2021, as its portion of the initial sales charge on sales of Class A and Class 529A shares of each fund:
	Class A	Class 529A
MFS Lifetime Income Fund	$4,449	$5,200
MFS Lifetime 2020 Fund	3,030	—
MFS Lifetime 2025 Fund	4,543	—
MFS Lifetime 2030 Fund	11,796	—
MFS Lifetime 2035 Fund	7,833	—
MFS Lifetime 2040 Fund	9,524	—
MFS Lifetime 2045 Fund	5,801	—
MFS Lifetime 2050 Fund	7,630	—
MFS Lifetime 2055 Fund	5,166	—
MFS Lifetime 2060 Fund	6,202	—
MFS Lifetime 2065 Fund	—	—
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
Each fund's distribution plan provides that each fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
Distribution Plan Fee Table:
	Class A
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Lifetime Income Fund	—	0.25%	0.25%	0.25%	$213,266
MFS Lifetime 2020 Fund	—	0.25%	0.25%	0.25%	59,185
MFS Lifetime 2025 Fund	—	0.25%	0.25%	0.25%	38,576
MFS Lifetime 2030 Fund	—	0.25%	0.25%	0.25%	106,095
MFS Lifetime 2035 Fund	—	0.25%	0.25%	0.25%	36,760
MFS Lifetime 2040 Fund	—	0.25%	0.25%	0.25%	72,565
MFS Lifetime 2045 Fund	—	0.25%	0.25%	0.25%	25,191
MFS Lifetime 2050 Fund	—	0.25%	0.25%	0.25%	30,176
MFS Lifetime 2055 Fund	—	0.25%	0.25%	0.25%	19,505
MFS Lifetime 2060 Fund	—	0.25%	0.25%	0.25%	7,524
MFS Lifetime 2065 Fund	—	0.25%	0.25%	0.25%	21
	Class B
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Lifetime Income Fund	0.75%	0.25%	1.00%	1.00%	$14,780
MFS Lifetime 2020 Fund	0.75%	0.25%	1.00%	1.00%	9,737
MFS Lifetime 2025 Fund	0.75%	0.25%	1.00%	1.00%	7,207
MFS Lifetime 2030 Fund	0.75%	0.25%	1.00%	1.00%	31,983
MFS Lifetime 2035 Fund	0.75%	0.25%	1.00%	1.00%	7,969
MFS Lifetime 2040 Fund	0.75%	0.25%	1.00%	1.00%	17,530
MFS Lifetime 2045 Fund	0.75%	0.25%	1.00%	1.00%	4,777
MFS Lifetime 2050 Fund	0.75%	0.25%	1.00%	1.00%	8,591
MFS Lifetime 2055 Fund	0.75%	0.25%	1.00%	1.00%	3,704
MFS Lifetime 2060 Fund	0.75%	0.25%	1.00%	1.00%	991

Notes to Financial Statements (unaudited) - continued
	Class C
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Lifetime Income Fund	0.75%	0.25%	1.00%	1.00%	$393,247
MFS Lifetime 2020 Fund	0.75%	0.25%	1.00%	1.00%	31,062
MFS Lifetime 2025 Fund	0.75%	0.25%	1.00%	1.00%	22,789
MFS Lifetime 2030 Fund	0.75%	0.25%	1.00%	1.00%	64,440
MFS Lifetime 2035 Fund	0.75%	0.25%	1.00%	1.00%	18,313
MFS Lifetime 2040 Fund	0.75%	0.25%	1.00%	1.00%	44,544
MFS Lifetime 2045 Fund	0.75%	0.25%	1.00%	1.00%	10,527
MFS Lifetime 2050 Fund	0.75%	0.25%	1.00%	1.00%	19,984
MFS Lifetime 2055 Fund	0.75%	0.25%	1.00%	1.00%	12,944
MFS Lifetime 2060 Fund	0.75%	0.25%	1.00%	1.00%	4,151
MFS Lifetime 2065 Fund	0.75%	0.25%	1.00%	1.00%	83
	Class R1
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Lifetime Income Fund	0.75%	0.25%	1.00%	1.00%	$10,084
MFS Lifetime 2020 Fund	0.75%	0.25%	1.00%	1.00%	8,781
MFS Lifetime 2025 Fund	0.75%	0.25%	1.00%	1.00%	1,893
MFS Lifetime 2030 Fund	0.75%	0.25%	1.00%	1.00%	27,199
MFS Lifetime 2035 Fund	0.75%	0.25%	1.00%	1.00%	2,484
MFS Lifetime 2040 Fund	0.75%	0.25%	1.00%	1.00%	21,032
MFS Lifetime 2045 Fund	0.75%	0.25%	1.00%	1.00%	2,292
MFS Lifetime 2050 Fund	0.75%	0.25%	1.00%	1.00%	3,764
MFS Lifetime 2055 Fund	0.75%	0.25%	1.00%	1.00%	3,559
MFS Lifetime 2060 Fund	0.75%	0.25%	1.00%	1.00%	456
MFS Lifetime 2065 Fund	0.75%	0.25%	1.00%	1.00%	83
	Class R2
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Lifetime Income Fund	0.25%	0.25%	0.50%	0.50%	$24,020
MFS Lifetime 2020 Fund	0.25%	0.25%	0.50%	0.50%	74,090
MFS Lifetime 2025 Fund	0.25%	0.25%	0.50%	0.50%	51,100
MFS Lifetime 2030 Fund	0.25%	0.25%	0.50%	0.50%	148,804
MFS Lifetime 2035 Fund	0.25%	0.25%	0.50%	0.50%	49,606
MFS Lifetime 2040 Fund	0.25%	0.25%	0.50%	0.50%	127,066
MFS Lifetime 2045 Fund	0.25%	0.25%	0.50%	0.50%	31,626
MFS Lifetime 2050 Fund	0.25%	0.25%	0.50%	0.50%	56,770
MFS Lifetime 2055 Fund	0.25%	0.25%	0.50%	0.50%	27,907
MFS Lifetime 2060 Fund	0.25%	0.25%	0.50%	0.50%	4,179
MFS Lifetime 2065 Fund	0.25%	0.25%	0.50%	0.50%	45

Notes to Financial Statements (unaudited) - continued
	Class R3
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Lifetime Income Fund	—	0.25%	0.25%	0.25%	$96,330
MFS Lifetime 2020 Fund	—	0.25%	0.25%	0.25%	107,700
MFS Lifetime 2025 Fund	—	0.25%	0.25%	0.25%	149,343
MFS Lifetime 2030 Fund	—	0.25%	0.25%	0.25%	261,821
MFS Lifetime 2035 Fund	—	0.25%	0.25%	0.25%	191,534
MFS Lifetime 2040 Fund	—	0.25%	0.25%	0.25%	211,821
MFS Lifetime 2045 Fund	—	0.25%	0.25%	0.25%	148,395
MFS Lifetime 2050 Fund	—	0.25%	0.25%	0.25%	153,931
MFS Lifetime 2055 Fund	—	0.25%	0.25%	0.25%	90,498
MFS Lifetime 2060 Fund	—	0.25%	0.25%	0.25%	26,757
MFS Lifetime 2065 Fund	—	0.25%	0.25%	0.25%	21
	Class 529A
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Lifetime Income Fund	—	0.25%	0.25%	0.23%	$204,176
	Class 529B
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Lifetime Income Fund	0.75%	0.25%	1.00%	0.24%	$4,425
	Class 529C
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Lifetime Income Fund	0.75%	0.25%	1.00%	0.99%	$143,269
	MFS Lifetime Income Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund
Total Distribution and Service Fees	$1,103,597	$290,555	$270,908	$640,342	$306,666	$494,558
	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund	MFS Lifetime 2065 Fund
Total Distribution and Service Fees	$222,808	$273,216	$158,117	$44,058	$253
(d)	In accordance with the distribution plan for certain classes, each fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended October 31, 2021 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended October 31, 2021, these rebates amounted to the following and are included in the reduction of total expenses in the Statements of Operations:
	MFS Lifetime Income Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund
Class A	$—	$6	$4	$23	$1	$39
Class B	—	—	—	5	5	20
Class C	105	—	11	3	6	14
Class R2	100	11	—	255	—	59
Class R3	3	—	1	16	60	238
Class 529A	13,939	N/A	N/A	N/A	N/A	N/A
Class 529B	208	N/A	N/A	N/A	N/A	N/A
Class 529C	1,639	N/A	N/A	N/A	N/A	N/A

Notes to Financial Statements (unaudited) - continued
	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund	MFS Lifetime 2065 Fund
Class A	$—	$3	$2	$—	$—
Class C	—	4	—	4	—
Class R3	—	147	22	—	—
For the MFS Lifetime Income Fund, for the six months ended October 31, 2021, the 0.75% distribution fee was not imposed for Class 529B shares due to the sales charge limitations contained in Financial Industry Regulatory Authority (“FINRA”) Rule 2341.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B and Class 529B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C and Class 529C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended October 31, 2021, were as follows:
CDSC Imposed	MFS Lifetime Income Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund
Class A	$18,803	$29	$10	$97	$29	$584
Class B	759	2,067	118	189	756	818
Class C	1,514	59	83	405	310	277
Class 529B	—	N/A	N/A	N/A	N/A	N/A
Class 529C	66	N/A	N/A	N/A	N/A	N/A
CDSC Imposed	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund	MFS Lifetime 2065 Fund
Class A	$226	$279	$221	$96	$—
Class B	280	—	—	—	N/A
Class C	65	82	330	161	—
The MFS Lifetime Income Fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund’s 529 share classes is made. The MFS Lifetime Income Fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.05% of the average daily net assets attributable to each 529 share class. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees for the MFS Lifetime Income Fund for the six months ended October 31, 2021, were as follows:
Fee
Class 529A	$40,835
Class 529B	887
Class 529C	7,164
Total Program Manager Fees	$48,886
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from each fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of each fund as determined periodically under the supervision of the funds’ Board of Trustees. For the six months ended October 31, 2021, each fund paid the following fee, which equated to the following annual percentage of each fund’s average daily net assets:
	MFS Lifetime Income Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund
Expenses paid	$107,174	$13,155	$11,972	$26,837	$15,211	$24,532
Percentage of average daily net assets	0.0305%	0.0075%	0.0050%	0.0067%	0.0060%	0.0079%
	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund	MFS Lifetime 2065 Fund
Expenses paid	$14,686	$17,781	$16,536	$8,194	$32
Percentage of average daily net assets	0.0081%	0.0097%	0.0161%	0.0249%	0.0226%

Notes to Financial Statements (unaudited) - continued
MFSC also receives reimbursement from each fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended October 31, 2021, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to the following:
MFS Lifetime Income Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund
$310,288	$170,502	$193,049	$348,522	$225,323	$292,268
MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund	MFS Lifetime 2065 Fund
$176,908	$195,118	$124,657	$42,371	$53
Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to each fund. Under an administrative services agreement, each fund reimburses MFS the costs incurred to provide these services. Each fund pays an annual fixed amount of $17,500. The administrative services fee incurred for the six months ended October 31, 2021 was equivalent to the following annual effective rates of each fund's average daily net assets:
	MFS Lifetime Income Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund
Percentage of average daily net assets	0.0025%	0.0050%	0.0037%	0.0022%	0.0035%	0.0028%
	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund	MFS Lifetime 2065 Fund
Percentage of average daily net assets	0.0048%	0.0048%	0.0086%	0.0268%	2.0671%
Trustees’ and Officers’ Compensation — Each fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The funds do not pay compensation directly to Trustees or officers of each fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to each fund. Certain officers and Trustees of each fund are officers or directors of MFS, MFD, and MFSC.
Other — Each fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
On June 18, 2021, MFS Lifetime 2060 Fund redeemed 5,587 shares shares of Class R1 for an aggregate amount of $90,174.
On August 31, 2021, MFS purchased the following fund shares as an initial investment in the fund:
Fund	Class	Shares	Amount
MFS Lifetime 2065 Fund	Class A	5,000	$50,000
MFS Lifetime 2065 Fund	Class C	5,000	50,000
MFS Lifetime 2065 Fund	Class I	5,000	50,000
MFS Lifetime 2065 Fund	Class R1	5,000	50,000
MFS Lifetime 2065 Fund	Class R2	5,000	50,000
MFS Lifetime 2065 Fund	Class R3	5,000	50,000
MFS Lifetime 2065 Fund	Class R4	5,000	50,000
MFS Lifetime 2065 Fund	Class R6	50,000	500,000
At October 31, 2021, MFS held 100% of the outstanding shares of Class R1 of the MFS Lifetime 2060 Fund. Also, MFS held approximately 86% of the outstanding shares of Class R2 and 100% of the outstanding shares of Class A, Class C, Class I, Class R1, Class R3, Class R4, and Class R6 of the MFS Lifetime 2065 Fund.
(4)  Portfolio Securities
For the six months ended October 31, 2021, purchases and sales of shares of underlying funds, excluding the MFS Institutional Money Market Portfolio, aggregated to the following:
	MFS Lifetime Income Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund
Purchases	$23,569,761	$15,132,918	$30,603,623	$46,754,087	$43,264,133	$39,267,501
Sales	$59,517,769	$55,182,401	$69,265,836	$87,650,263	$59,806,252	$72,128,464

Notes to Financial Statements (unaudited) - continued
	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund	MFS Lifetime 2065 Fund
Purchases	$29,841,286	$27,860,338	$21,577,600	$14,939,087	$867,041
Sales	$51,099,055	$62,341,450	$29,915,720	$9,946,570	$5,834
(5)  Shares of Beneficial Interest
Each fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	MFS Lifetime Income Fund				MFS Lifetime 2020 Fund
	Six Months Ended 10/31/21		Year ended 4/30/21		Six Months Ended 10/31/21		Year ended 4/30/21
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	1,309,034	$18,347,572	3,636,158	$48,469,993	122,664	$1,761,217	701,173	$9,662,663
Class B	22	322	19,461	262,138	—	—	12,251	168,657
Class C	167,676	2,350,611	577,844	7,662,531	26,477	373,517	67,465	909,461
Class I	320,703	4,504,805	1,066,700	14,171,151	9,981	145,365	169,971	2,293,150
Class R1	22,283	313,247	26,121	346,607	5,108	73,799	34,272	463,292
Class R2	55,485	777,820	231,204	3,040,908	135,258	1,932,500	667,514	9,094,252
Class R3	754,955	10,563,115	1,624,394	21,441,159	655,066	9,464,353	2,157,321	29,453,146
Class R4	134,140	1,866,689	454,730	6,046,824	307,063	4,483,481	669,411	9,152,737
Class R6	609,708	8,559,538	4,258,235	55,728,831	918,830	13,354,201	7,448,955	101,625,866
Class 529A	4,043,908	46,333,227	8,110,431	88,375,981	—	—	—	—
Class 529B	82,807	949,719	161,581	1,765,607	—	—	—	—
Class 529C	622,533	7,130,845	1,742,326	18,884,800	—	—	—	—
	8,123,254	$101,697,510	21,909,185	$266,196,530	2,180,447	$31,588,433	11,928,333	$162,823,224
Shares issued to shareholders in reinvestment of distributions
Class A	88,837	$1,249,296	318,893	$4,280,753	—	$—	116,164	$1,600,746
Class B	789	11,095	7,819	104,999	—	—	4,394	60,503
Class C	21,859	307,175	146,646	1,969,078	—	—	12,992	176,429
Class I	26,373	371,031	87,998	1,181,508	—	—	10,868	150,842
Class R1	563	7,929	3,246	43,609	—	—	3,614	50,050
Class R2	4,055	57,017	24,075	322,382	—	—	84,987	1,165,168
Class R3	41,769	587,330	170,980	2,294,119	—	—	245,457	3,382,396
Class R4	14,745	207,043	75,073	1,004,029	—	—	155,190	2,154,040
Class R6	56,742	800,431	176,635	2,380,343	—	—	402,613	5,580,218
Class 529A	101,894	1,167,872	414,483	4,539,550	—	—	—	—
Class 529B	2,244	25,728	10,303	113,199	—	—	—	—
Class 529C	8,916	102,126	62,718	687,706	—	—	—	—
	368,786	$4,894,073	1,498,869	$18,921,275	—	$—	1,036,279	$14,320,392

Notes to Financial Statements (unaudited) - continued
	MFS Lifetime Income Fund − continued				MFS Lifetime 2020 Fund − continued
	Six Months Ended 10/31/21		Year ended 4/30/21		Six Months Ended 10/31/21		Year ended 4/30/21
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(1,133,870)	$(15,922,171)	(2,197,366)	$(29,109,181)	(203,673)	$(2,940,437)	(712,792)	$(9,753,409)
Class B	(62,166)	(869,795)	(255,203)	(3,396,374)	(31,548)	(453,709)	(64,615)	(874,448)
Class C	(881,593)	(12,363,707)	(2,830,092)	(37,895,044)	(82,227)	(1,165,217)	(465,741)	(6,277,817)
Class I	(266,837)	(3,752,887)	(570,253)	(7,567,944)	(24,192)	(351,993)	(75,504)	(1,062,224)
Class R1	(14,715)	(205,358)	(92,522)	(1,222,699)	(5,130)	(74,141)	(181,996)	(2,475,615)
Class R2	(209,977)	(2,941,385)	(633,352)	(8,428,551)	(367,057)	(5,252,729)	(1,494,725)	(20,439,669)
Class R3	(1,341,430)	(18,783,857)	(1,781,121)	(23,699,084)	(1,317,578)	(19,059,650)	(3,214,364)	(43,812,124)
Class R4	(1,188,545)	(16,736,853)	(1,682,034)	(21,651,258)	(1,600,503)	(23,329,149)	(3,452,292)	(46,587,015)
Class R6	(439,523)	(6,192,410)	(1,525,219)	(20,290,999)	(1,290,199)	(18,745,768)	(3,163,122)	(43,915,360)
Class 529A	(4,152,489)	(47,573,536)	(7,073,411)	(76,954,898)	—	—	—	—
Class 529B	(141,183)	(1,616,849)	(292,301)	(3,174,647)	—	—	—	—
Class 529C	(816,551)	(9,355,310)	(2,353,738)	(25,623,632)	—	—	—	—
	(10,648,879)	$(136,314,118)	(21,286,612)	$(259,014,311)	(4,922,107)	$(71,372,793)	(12,825,151)	$(175,197,681)
Net change
Class A	264,001	$3,674,697	1,757,685	$23,641,565	(81,009)	$(1,179,220)	104,545	$1,510,000
Class B	(61,355)	(858,378)	(227,923)	(3,029,237)	(31,548)	(453,709)	(47,970)	(645,288)
Class C	(692,058)	(9,705,921)	(2,105,602)	(28,263,435)	(55,750)	(791,700)	(385,284)	(5,191,927)
Class I	80,239	1,122,949	584,445	7,784,715	(14,211)	(206,628)	105,335	1,381,768
Class R1	8,131	115,818	(63,155)	(832,483)	(22)	(342)	(144,110)	(1,962,273)
Class R2	(150,437)	(2,106,548)	(378,073)	(5,065,261)	(231,799)	(3,320,229)	(742,224)	(10,180,249)
Class R3	(544,706)	(7,633,412)	14,253	36,194	(662,512)	(9,595,297)	(811,586)	(10,976,582)
Class R4	(1,039,660)	(14,663,121)	(1,152,231)	(14,600,405)	(1,293,440)	(18,845,668)	(2,627,691)	(35,280,238)
Class R6	226,927	3,167,559	2,909,651	37,818,175	(371,369)	(5,391,567)	4,688,446	63,290,724
Class 529A	(6,687)	(72,437)	1,451,503	15,960,633	—	—	—	—
Class 529B	(56,132)	(641,402)	(120,417)	(1,295,841)	—	—	—	—
Class 529C	(185,102)	(2,122,339)	(548,694)	(6,051,126)	—	—	—	—
	(2,156,839)	$(29,722,535)	2,121,442	$26,103,494	(2,741,660)	$(39,784,360)	139,461	$1,945,935
	MFS Lifetime 2025 Fund				MFS Lifetime 2030 Fund
	Six Months Ended 10/31/21		Year ended 4/30/21		Six Months Ended 10/31/21		Year ended 4/30/21
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	184,788	$2,827,775	497,756	$7,072,342	290,867	$5,431,760	983,482	$16,584,993
Class B	—	—	1,458	20,633	269	5,000	7,323	122,224
Class C	17,479	263,670	88,660	1,231,556	52,036	946,242	106,359	1,740,251
Class I	5,241	79,714	171,587	2,354,963	95,481	1,797,139	222,204	3,742,891
Class R1	2,118	32,411	57,823	790,122	17,992	334,600	101,115	1,640,693
Class R2	90,030	1,370,952	412,008	5,737,076	230,448	4,263,419	895,051	14,692,350
Class R3	1,123,841	17,156,864	2,716,144	38,181,386	1,761,883	32,773,467	3,471,275	57,344,243
Class R4	494,142	7,609,125	1,378,393	19,453,637	474,929	8,911,474	1,569,210	26,066,191
Class R6	1,907,072	29,285,765	12,443,825	172,384,366	1,888,272	35,495,553	11,080,399	181,702,653
	3,824,711	$58,626,276	17,767,654	$247,226,081	4,812,177	$89,958,654	18,436,418	$303,636,489

Notes to Financial Statements (unaudited) - continued
	MFS Lifetime 2025 Fund − continued				MFS Lifetime 2030 Fund − continued
	Six Months Ended 10/31/21		Year ended 4/30/21		Six Months Ended 10/31/21		Year ended 4/30/21
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	—	$—	45,895	$661,785	—	$—	153,806	$2,628,550
Class B	—	—	1,778	25,518	—	—	10,706	180,936
Class C	—	—	5,656	80,651	—	—	21,062	353,624
Class I	—	—	5,684	82,251	—	—	10,083	173,127
Class R1	—	—	265	3,842	—	—	8,217	139,602
Class R2	—	—	37,034	532,918	—	—	114,205	1,935,774
Class R3	—	—	202,837	2,922,888	—	—	401,969	6,849,556
Class R4	—	—	152,678	2,213,831	—	—	254,616	4,379,397
Class R6	—	—	384,951	5,577,938	—	—	528,702	9,088,395
	—	$—	836,778	$12,101,622	—	$—	1,503,366	$25,728,961
Shares reacquired
Class A	(217,624)	$(3,351,951)	(633,824)	$(8,897,164)	(199,947)	$(3,736,928)	(1,233,043)	$(20,528,783)
Class B	(5,582)	(84,387)	(35,188)	(487,399)	(34,751)	(640,495)	(112,680)	(1,837,131)
Class C	(37,743)	(568,516)	(88,356)	(1,229,683)	(83,925)	(1,522,092)	(349,948)	(5,808,846)
Class I	(40)	(624)	(82,279)	(1,136,459)	(28,699)	(531,313)	(52,505)	(887,011)
Class R1	(3,944)	(61,157)	(183,544)	(2,604,981)	(51,418)	(946,402)	(292,561)	(4,915,712)
Class R2	(342,647)	(5,216,206)	(1,074,138)	(15,101,323)	(504,194)	(9,305,259)	(2,246,271)	(36,980,574)
Class R3	(927,021)	(14,192,845)	(2,849,931)	(40,298,459)	(1,609,629)	(29,993,490)	(3,921,515)	(65,225,940)
Class R4	(3,106,636)	(48,028,678)	(4,300,393)	(59,347,439)	(3,387,125)	(63,972,746)	(6,155,369)	(97,025,823)
Class R6	(1,661,864)	(25,603,232)	(2,798,408)	(40,117,273)	(1,045,083)	(19,735,964)	(3,139,765)	(52,909,852)
	(6,303,101)	$(97,107,596)	(12,046,061)	$(169,220,180)	(6,944,771)	$(130,384,689)	(17,503,657)	$(286,119,672)
Net change
Class A	(32,836)	$(524,176)	(90,173)	$(1,163,037)	90,920	$1,694,832	(95,755)	$(1,315,240)
Class B	(5,582)	(84,387)	(31,952)	(441,248)	(34,482)	(635,495)	(94,651)	(1,533,971)
Class C	(20,264)	(304,846)	5,960	82,524	(31,889)	(575,850)	(222,527)	(3,714,971)
Class I	5,201	79,090	94,992	1,300,755	66,782	1,265,826	179,782	3,029,007
Class R1	(1,826)	(28,746)	(125,456)	(1,811,017)	(33,426)	(611,802)	(183,229)	(3,135,417)
Class R2	(252,617)	(3,845,254)	(625,096)	(8,831,329)	(273,746)	(5,041,840)	(1,237,015)	(20,352,450)
Class R3	196,820	2,964,019	69,050	805,815	152,254	2,779,977	(48,271)	(1,032,141)
Class R4	(2,612,494)	(40,419,553)	(2,769,322)	(37,679,971)	(2,912,196)	(55,061,272)	(4,331,543)	(66,580,235)
Class R6	245,208	3,682,533	10,030,368	137,845,031	843,189	15,759,589	8,469,336	137,881,196
	(2,478,390)	$(38,481,320)	6,558,371	$90,107,523	(2,132,594)	$(40,426,035)	2,436,127	$43,245,778
	MFS Lifetime 2035 Fund				MFS Lifetime 2040 Fund
	Six Months Ended 10/31/21		Year ended 4/30/21		Six Months Ended 10/31/21		Year ended 4/30/21
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	148,480	$2,851,850	339,710	$5,553,068	144,766	$3,038,119	591,419	$10,490,702
Class B	1,050	20,000	60	1,100	402	8,417	2,396	45,739
Class C	13,192	249,632	41,441	663,579	20,342	419,982	60,508	1,033,581
Class I	9,785	186,854	46,504	744,741	48,468	1,030,106	129,571	2,281,878
Class R1	3,058	57,947	45,049	693,289	16,232	337,112	99,898	1,688,768
Class R2	101,410	1,941,162	404,612	6,424,466	188,759	3,945,571	686,851	11,893,883
Class R3	1,153,532	22,168,135	2,740,280	44,293,043	1,242,991	26,076,484	2,991,484	51,820,833
Class R4	360,429	6,944,161	1,070,121	17,587,005	321,456	6,801,329	1,206,230	21,025,505
Class R6	1,743,938	33,661,750	7,729,866	122,474,591	1,506,881	31,984,377	6,923,997	120,413,821
	3,534,874	$68,081,491	12,417,643	$198,434,882	3,490,297	$73,641,497	12,692,354	$220,694,710

Notes to Financial Statements (unaudited) - continued
	MFS Lifetime 2035 Fund − continued				MFS Lifetime 2040 Fund − continued
	Six Months Ended 10/31/21		Year ended 4/30/21		Six Months Ended 10/31/21		Year ended 4/30/21
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	—	$—	30,694	$523,647	—	$—	65,837	$1,215,349
Class B	—	—	1,697	28,814	—	—	3,795	69,751
Class C	—	—	3,325	56,129	—	—	8,968	162,680
Class I	—	—	1,523	26,034	—	—	4,530	84,166
Class R1	—	—	284	4,854	—	—	3,818	69,952
Class R2	—	—	25,302	431,653	—	—	66,388	1,218,884
Class R3	—	—	181,064	3,090,755	—	—	220,704	4,071,997
Class R4	—	—	120,293	2,064,233	—	—	149,713	2,790,654
Class R6	—	—	247,186	4,241,704	—	—	259,476	4,834,033
	—	$—	611,368	$10,467,823	—	$—	783,229	$14,517,466
Shares reacquired
Class A	(120,086)	$(2,313,832)	(357,938)	$(6,062,515)	(275,514)	$(5,803,452)	(710,268)	$(12,479,327)
Class B	(6,090)	(115,027)	(16,687)	(287,064)	(13,914)	(287,295)	(75,198)	(1,334,292)
Class C	(12,774)	(241,890)	(46,870)	(743,908)	(37,046)	(761,131)	(267,027)	(4,657,076)
Class I	(11,615)	(220,827)	(31,937)	(503,329)	(6,795)	(144,326)	(25,835)	(483,686)
Class R1	(2,543)	(48,242)	(153,929)	(2,531,903)	(9,980)	(209,264)	(190,967)	(3,394,158)
Class R2	(269,639)	(5,162,589)	(1,246,545)	(20,208,795)	(534,420)	(11,111,814)	(1,398,212)	(24,443,982)
Class R3	(637,864)	(12,255,121)	(2,306,373)	(37,044,494)	(726,385)	(15,267,471)	(2,577,092)	(45,257,451)
Class R4	(2,733,269)	(53,053,269)	(5,123,963)	(77,951,339)	(2,829,094)	(60,285,663)	(5,846,735)	(94,872,112)
Class R6	(568,430)	(10,998,213)	(1,447,461)	(24,142,863)	(578,500)	(12,248,210)	(1,610,914)	(29,123,547)
	(4,362,310)	$(84,409,010)	(10,731,703)	$(169,476,210)	(5,011,648)	$(106,118,626)	(12,702,248)	$(216,045,631)
Net change
Class A	28,394	$538,018	12,466	$14,200	(130,748)	$(2,765,333)	(53,012)	$(773,276)
Class B	(5,040)	(95,027)	(14,930)	(257,150)	(13,512)	(278,878)	(69,007)	(1,218,802)
Class C	418	7,742	(2,104)	(24,200)	(16,704)	(341,149)	(197,551)	(3,460,815)
Class I	(1,830)	(33,973)	16,090	267,446	41,673	885,780	108,266	1,882,358
Class R1	515	9,705	(108,596)	(1,833,760)	6,252	127,848	(87,251)	(1,635,438)
Class R2	(168,229)	(3,221,427)	(816,631)	(13,352,676)	(345,661)	(7,166,243)	(644,973)	(11,331,215)
Class R3	515,668	9,913,014	614,971	10,339,304	516,606	10,809,013	635,096	10,635,379
Class R4	(2,372,840)	(46,109,108)	(3,933,549)	(58,300,101)	(2,507,638)	(53,484,334)	(4,490,792)	(71,055,953)
Class R6	1,175,508	22,663,537	6,529,591	102,573,432	928,381	19,736,167	5,572,559	96,124,307
	(827,436)	$(16,327,519)	2,297,308	$39,426,495	(1,521,351)	$(32,477,129)	773,335	$19,166,545
	MFS Lifetime 2045 Fund				MFS Lifetime 2050 Fund
	Six Months Ended 10/31/21		Year ended 4/30/21		Six Months Ended 10/31/21		Year ended 4/30/21
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	84,118	$1,724,790	308,154	$5,272,970	105,803	$2,630,251	275,350	$5,648,674
Class B	1,088	22,886	—	—	—	—	1,823	35,778
Class C	12,348	249,444	20,126	334,778	10,727	259,370	31,908	645,449
Class I	13,527	273,469	84,960	1,423,288	9,027	224,093	27,511	566,087
Class R1	2,345	47,730	25,476	403,334	4,146	100,878	31,807	616,235
Class R2	77,084	1,568,388	295,923	4,850,770	100,685	2,463,490	395,923	7,935,350
Class R3	859,506	17,566,292	2,155,702	36,083,420	819,750	20,144,911	1,902,345	38,381,188
Class R4	241,605	4,960,331	1,053,258	17,901,754	194,697	4,802,924	960,256	19,396,295
Class R6	1,262,702	25,957,463	5,386,589	88,896,158	1,060,907	26,226,507	3,439,436	68,293,004
	2,554,323	$52,370,793	9,330,188	$155,166,472	2,305,742	$56,852,424	7,066,359	$141,518,060

Notes to Financial Statements (unaudited) - continued
	MFS Lifetime 2045 Fund − continued				MFS Lifetime 2050 Fund − continued
	Six Months Ended 10/31/21		Year ended 4/30/21		Six Months Ended 10/31/21		Year ended 4/30/21
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	—	$—	15,821	$282,716	—	$—	17,999	$388,597
Class B	—	—	740	13,179	—	—	1,098	23,417
Class C	—	—	1,447	25,637	—	—	2,471	52,386
Class I	—	—	2,024	36,305	—	—	818	17,631
Class R1	—	—	311	5,546	—	—	305	6,487
Class R2	—	—	15,630	278,370	—	—	22,575	482,197
Class R3	—	—	120,891	2,157,912	—	—	99,338	2,127,811
Class R4	—	—	82,150	1,473,762	—	—	67,416	1,453,486
Class R6	—	—	146,152	2,620,498	—	—	104,708	2,255,406
	—	$—	385,166	$6,893,925	—	$—	316,728	$6,807,418
Shares reacquired
Class A	(64,975)	$(1,342,800)	(177,348)	$(3,121,075)	(68,477)	$(1,701,308)	(188,749)	$(3,907,668)
Class B	(2,888)	(59,237)	(5,242)	(90,666)	(6,310)	(153,733)	(10,964)	(225,424)
Class C	(8,630)	(177,269)	(63,474)	(1,045,380)	(21,067)	(514,007)	(50,292)	(1,048,689)
Class I	(1,740)	(35,493)	(7,280)	(134,100)	(4,363)	(108,835)	(6,031)	(126,349)
Class R1	(12,603)	(258,046)	(69,050)	(1,173,975)	(2,945)	(73,499)	(73,693)	(1,499,110)
Class R2	(291,125)	(5,892,005)	(780,101)	(12,998,494)	(508,764)	(12,352,859)	(785,572)	(15,706,596)
Class R3	(522,026)	(10,707,439)	(1,689,659)	(28,693,615)	(701,255)	(17,267,921)	(1,424,218)	(28,692,617)
Class R4	(2,223,439)	(46,018,320)	(4,098,720)	(65,092,848)	(2,023,396)	(50,353,248)	(2,529,134)	(47,651,570)
Class R6	(433,596)	(8,956,878)	(1,137,118)	(19,790,335)	(345,079)	(8,554,088)	(1,093,693)	(22,722,746)
	(3,561,022)	$(73,447,487)	(8,027,992)	$(132,140,488)	(3,681,656)	$(91,079,498)	(6,162,346)	$(121,580,769)
Net change
Class A	19,143	$381,990	146,627	$2,434,611	37,326	$928,943	104,600	$2,129,603
Class B	(1,800)	(36,351)	(4,502)	(77,487)	(6,310)	(153,733)	(8,043)	(166,229)
Class C	3,718	72,175	(41,901)	(684,965)	(10,340)	(254,637)	(15,913)	(350,854)
Class I	11,787	237,976	79,704	1,325,493	4,664	115,258	22,298	457,369
Class R1	(10,258)	(210,316)	(43,263)	(765,095)	1,201	27,379	(41,581)	(876,388)
Class R2	(214,041)	(4,323,617)	(468,548)	(7,869,354)	(408,079)	(9,889,369)	(367,074)	(7,289,049)
Class R3	337,480	6,858,853	586,934	9,547,717	118,495	2,876,990	577,465	11,816,382
Class R4	(1,981,834)	(41,057,989)	(2,963,312)	(45,717,332)	(1,828,699)	(45,550,324)	(1,501,462)	(26,801,789)
Class R6	829,106	17,000,585	4,395,623	71,726,321	715,828	17,672,419	2,450,451	47,825,664
	(1,006,699)	$(21,076,694)	1,687,362	$29,919,909	(1,375,914)	$(34,227,074)	1,220,741	$26,744,709
	MFS Lifetime 2055 Fund				MFS Lifetime 2060 Fund
	Six Months Ended 10/31/21		Year ended 4/30/21		Six Months Ended 10/31/21		Year ended 4/30/21
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	101,268	$2,142,727	264,759	$4,677,948	64,559	$1,068,995	145,816	$2,018,504
Class C	11,169	234,048	21,912	375,882	8,658	141,745	18,380	245,665
Class I	11,694	249,128	16,089	279,413	3,019	50,491	5,267	73,651
Class R1	5,146	107,536	45,394	748,164	251	4,095	—	—
Class R2	80,994	1,689,509	336,104	5,741,394	36,044	596,702	74,005	1,009,775
Class R3	624,550	13,186,939	1,614,159	27,991,257	451,217	7,457,305	719,026	9,900,593
Class R4	186,758	3,945,966	718,896	12,652,515	95,009	1,574,613	315,827	4,361,535
Class R6	1,090,694	23,113,494	1,974,317	33,919,276	577,071	9,613,753	1,504,954	20,393,163
	2,112,273	$44,669,347	4,991,630	$86,385,849	1,235,828	$20,507,699	2,783,275	$38,002,886

Notes to Financial Statements (unaudited) - continued
	MFS Lifetime 2055 Fund − continued				MFS Lifetime 2060 Fund − continued
	Six Months Ended 10/31/21		Year ended 4/30/21		Six Months Ended 10/31/21		Year ended 4/30/21
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	—	$—	11,281	$207,460	—	$—	4,689	$67,477
Class B	—	—	491	8,997	—	—	107	1,543
Class C	—	—	1,724	31,378	—	—	441	6,317
Class I	—	—	371	6,828	—	—	208	3,010
Class R1	—	—	333	6,086	—	—	48	686
Class R2	—	—	14,544	266,729	—	—	1,645	23,658
Class R3	—	—	63,492	1,167,617	—	—	15,415	221,980
Class R4	—	—	40,767	753,781	—	—	7,973	115,208
Class R6	—	—	55,408	1,025,057	—	—	20,084	290,820
	—	$—	188,411	$3,473,933	—	$—	50,610	$730,699
Shares reacquired
Class A	(39,375)	$(832,080)	(109,397)	$(1,979,925)	(48,025)	$(803,427)	(57,074)	$(798,677)
Class B	(198)	(4,130)	(1,296)	(21,611)	(120)	(1,972)	(343)	(4,811)
Class C	(16,954)	(350,032)	(44,268)	(722,786)	(3,946)	(64,411)	(9,507)	(124,725)
Class I	(10,392)	(228,653)	(2,029)	(35,059)	(1,067)	(17,444)	(168)	(2,511)
Class R1	(4,686)	(100,228)	(124,641)	(2,186,371)	(251)	(4,211)	—	—
Class R2	(511,748)	(10,636,972)	(701,522)	(12,031,752)	(29,962)	(492,293)	(63,853)	(899,029)
Class R3	(365,088)	(7,728,441)	(1,000,062)	(17,476,103)	(178,244)	(2,967,968)	(285,733)	(3,958,103)
Class R4	(1,312,391)	(27,989,034)	(1,482,284)	(24,718,469)	(476,945)	(7,963,001)	(175,874)	(2,248,614)
Class R6	(232,772)	(4,969,430)	(526,337)	(9,462,775)	(188,329)	(3,129,187)	(638,384)	(8,560,856)
	(2,493,604)	$(52,839,000)	(3,991,836)	$(68,634,851)	(926,889)	$(15,443,914)	(1,230,936)	$(16,597,326)
Net change
Class A	61,893	$1,310,647	166,643	$2,905,483	16,534	$265,568	93,431	$1,287,304
Class B	(198)	(4,130)	(805)	(12,614)	(120)	(1,972)	(236)	(3,268)
Class C	(5,785)	(115,984)	(20,632)	(315,526)	4,712	77,334	9,314	127,257
Class I	1,302	20,475	14,431	251,182	1,952	33,047	5,307	74,150
Class R1	460	7,308	(78,914)	(1,432,121)	—	(116)	48	686
Class R2	(430,754)	(8,947,463)	(350,874)	(6,023,629)	6,082	104,409	11,797	134,404
Class R3	259,462	5,458,498	677,589	11,682,771	272,973	4,489,337	448,708	6,164,470
Class R4	(1,125,633)	(24,043,068)	(722,621)	(11,312,173)	(381,936)	(6,388,388)	147,926	2,228,129
Class R6	857,922	18,144,064	1,503,388	25,481,558	388,742	6,484,566	886,654	12,123,127
	(381,331)	$(8,169,653)	1,188,205	$21,224,931	308,939	$5,063,785	1,602,949	$22,136,259
	MFS Lifetime 2065 Fund
	Six months ended 10/31/21 (c)
	Shares	Amount
Shares sold
Class A	5,000	$50,000
Class C	5,000	50,000
Class I	5,000	50,000
Class R1	5,000	50,000
Class R2	5,802	57,924
Class R3	5,000	50,000
Class R4	5,000	50,000
Class R6	50,000	500,000
	85,802	$857,924

Notes to Financial Statements (unaudited) - continued
	MFS Lifetime 2065 Fund − continued
	Six months ended 10/31/21 (c)
	Shares	Amount
Net change
Class A	5,000	$50,000
Class C	5,000	50,000
Class I	5,000	50,000
Class R1	5,000	50,000
Class R2	5,802	57,924
Class R3	5,000	50,000
Class R4	5,000	50,000
Class R6	50,000	500,000
	85,802	$857,924
(c)	For the period from the commencement of the fund’s investment operations, September 1, 2021, through the stated period end.
Effective June 1, 2019, purchases of each fund's Class B and Class 529B (if applicable) shares are closed to new and existing investors subject to certain exceptions. Please see each fund’s prospectus for details.
(6)  Line of Credit
Each fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit of which $1 billion is reserved for use by each fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, each fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. The MFS Lifetime 2065 Fund did not participate in these agreements during the six months ended October 31, 2021. The fund will be added to these agreements beginning in March 2022. For the six months ended October 31, 2021, each fund’s commitment fee and interest expense were as follows and are included in “Miscellaneous” expense in the Statements of Operations:
	MFS Lifetime Income Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund
Commitment Fee	$1,321	$703	$922	$1,487	$916	$1,100
Interest Expense	—	—	—	—	—	—
	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund	MFS Lifetime 2065 Fund
Commitment Fee	$656	$677	$369	$106	N/A
Interest Expense	—	—	—	—	N/A

Notes to Financial Statements (unaudited) - continued
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
	MFS Lifetime Income Fund
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Blended Research Core Equity Fund	$14,344,326	$158,864	$1,994,191	$649,102	$610,311	$13,768,412
MFS Blended Research Growth Equity Fund	14,273,533	286,575	2,475,941	1,143,665	670,404	13,898,236
MFS Blended Research International Equity Fund	17,429,696	236,187	1,232,923	276,672	199,453	16,909,085
MFS Blended Research Mid Cap Equity Fund	21,528,529	244,403	2,798,949	952,650	571,671	20,498,304
MFS Blended Research Small Cap Equity Fund	7,063,270	123,941	772,038	255,355	149,687	6,820,215
MFS Blended Research Value Equity Fund	14,330,111	205,387	1,659,960	493,607	299,855	13,669,000
MFS Commodity Strategy Fund	14,476,327	179,837	3,287,891	411,148	1,626,850	13,406,271
MFS Emerging Markets Debt Fund	13,766,878	202,227	7,145,992	180,593	(199,074)	6,804,632
MFS Emerging Markets Debt Local Currency Fund	6,818,147	313,737	98,777	(10,332)	(312,829)	6,709,946
MFS Global Opportunistic Bond Fund	34,249,746	14,150,569	572,226	(22,495)	(474,839)	47,330,755
MFS Global Real Estate Fund	14,349,953	168,329	2,266,395	603,234	770,837	13,625,958
MFS Government Securities Fund	68,491,534	1,844,379	2,181,620	(69,679)	(129,533)	67,955,081
MFS Growth Fund	14,277,190	383,166	2,575,487	1,722,030	67,930	13,874,829
MFS High Income Fund	20,775,151	371,115	7,470,238	48,364	(163,915)	13,560,477
MFS Inflation-Adjusted Bond Fund	69,169,767	1,954,031	4,537,136	64,412	1,179,480	67,830,554
MFS Institutional Money Market Portfolio	1,058,335	16,216,024	16,195,279	—	—	1,079,080
MFS International Growth Fund	3,481,962	59,018	288,082	121,915	34,646	3,409,459
MFS International Intrinsic Value Fund	3,477,076	67,906	309,905	118,370	80,574	3,434,021
MFS Limited Maturity Fund	137,302,541	3,559,424	4,013,807	(28,979)	(1,106,377)	135,712,802
MFS Mid Cap Growth Fund	10,568,874	228,071	1,521,629	1,012,023	123,764	10,411,103
MFS Mid Cap Value Fund	10,795,458	106,150	1,234,734	689,659	(168,291)	10,188,242
MFS New Discovery Fund	3,487,542	113,905	353,249	119,769	68,106	3,436,073
MFS New Discovery Value Fund	3,566,978	89,913	460,154	200,078	11,865	3,408,680
MFS Research Fund	14,376,335	159,889	2,046,249	1,115,346	160,620	13,765,941
MFS Research International Fund	10,443,882	126,058	991,655	354,160	303,722	10,236,167
MFS Total Return Bond Fund	137,291,563	3,758,827	5,420,837	(81,676)	601,412	136,149,289
MFS Value Fund	14,320,648	275,465	1,807,705	777,775	137,149	13,703,332
	$695,515,352	$45,583,397	$75,713,049	$11,096,766	$5,113,478	$681,595,944

Notes to Financial Statements (unaudited) - continued
	MFS Lifetime Income Fund - continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Blended Research Core Equity Fund	$—	$—
MFS Blended Research Growth Equity Fund	—	—
MFS Blended Research International Equity Fund	—	—
MFS Blended Research Mid Cap Equity Fund	—	—
MFS Blended Research Small Cap Equity Fund	—	—
MFS Blended Research Value Equity Fund	—	—
MFS Commodity Strategy Fund	—	—
MFS Emerging Markets Debt Fund	173,770	—
MFS Emerging Markets Debt Local Currency Fund	146,893	—
MFS Global Opportunistic Bond Fund	391,176	—
MFS Global Real Estate Fund	—	—
MFS Government Securities Fund	456,018	—
MFS Growth Fund	—	57,261
MFS High Income Fund	348,697	—
MFS Inflation-Adjusted Bond Fund	1,449,269	—
MFS Institutional Money Market Portfolio	182	—
MFS International Growth Fund	—	—
MFS International Intrinsic Value Fund	—	—
MFS Limited Maturity Fund	1,126,325	—
MFS Mid Cap Growth Fund	—	—
MFS Mid Cap Value Fund	—	—
MFS New Discovery Fund	—	—
MFS New Discovery Value Fund	20,454	—
MFS Research Fund	—	—
MFS Research International Fund	—	—
MFS Total Return Bond Fund	1,516,005	—
MFS Value Fund	111,742	—
	$5,740,531	$57,261

Notes to Financial Statements (unaudited) - continued
	MFS Lifetime 2020 Fund
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Blended Research Core Equity Fund	$7,257,880	$362,630	$1,455,393	$389,723	$246,242	$6,801,082
MFS Blended Research Growth Equity Fund	7,224,805	440,859	1,714,835	710,157	205,197	6,866,183
MFS Blended Research International Equity Fund	8,979,763	489,537	1,373,782	265,029	(16,264)	8,344,283
MFS Blended Research Mid Cap Equity Fund	10,806,386	621,682	2,064,595	543,147	225,049	10,131,669
MFS Blended Research Small Cap Equity Fund	3,590,496	242,334	676,471	170,179	33,015	3,359,553
MFS Blended Research Value Equity Fund	7,269,760	363,887	1,299,238	320,062	81,440	6,735,911
MFS Commodity Strategy Fund	7,272,978	443,915	2,136,406	314,106	707,206	6,601,799
MFS Emerging Markets Debt Fund	7,285,979	140,871	4,079,202	232,212	(244,028)	3,335,832
MFS Emerging Markets Debt Local Currency Fund	3,623,458	193,115	358,938	(5,441)	(152,712)	3,299,482
MFS Global Opportunistic Bond Fund	18,162,314	5,997,851	722,215	(7,395)	(236,639)	23,193,916
MFS Global Real Estate Fund	7,265,031	352,450	1,586,459	406,060	293,350	6,730,432
MFS Government Securities Fund	36,340,148	846,846	3,827,471	(95,192)	16,196	33,280,527
MFS Growth Fund	7,212,066	452,329	1,710,302	1,069,073	(168,135)	6,855,031
MFS High Income Fund	10,922,615	272,668	4,500,991	126,947	(183,429)	6,637,810
MFS Inflation-Adjusted Bond Fund	36,289,143	1,247,333	4,863,880	184,911	469,807	33,327,314
MFS Institutional Money Market Portfolio	245,192	3,225,939	3,470,344	—	—	787
MFS International Growth Fund	1,790,111	89,417	276,867	140,641	(59,538)	1,683,764
MFS International Intrinsic Value Fund	1,792,673	90,463	297,756	174,456	(71,930)	1,687,906
MFS Limited Maturity Fund	72,693,652	1,689,647	7,431,217	2,810	(557,181)	66,397,711
MFS Mid Cap Growth Fund	5,392,952	306,898	1,147,056	714,790	(144,032)	5,123,552
MFS Mid Cap Value Fund	5,447,296	319,877	999,071	502,995	(241,172)	5,029,925
MFS New Discovery Fund	1,793,674	123,228	320,476	162,696	(67,927)	1,691,195
MFS New Discovery Value Fund	1,810,704	132,064	369,798	131,072	(23,778)	1,680,264
MFS Research Fund	7,266,209	313,467	1,423,267	727,040	(82,899)	6,800,550
MFS Research International Fund	5,384,165	233,205	904,706	338,237	(3,156)	5,047,745
MFS Total Return Bond Fund	72,729,997	1,904,179	8,274,730	(22,135)	346,581	66,683,892
MFS Value Fund	7,282,134	372,769	1,367,278	613,761	(153,091)	6,748,295
	$363,131,581	$21,269,460	$58,652,744	$8,109,941	$218,172	$334,076,410

Notes to Financial Statements (unaudited) - continued
	MFS Lifetime 2020 Fund - continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Blended Research Core Equity Fund	$—	$—
MFS Blended Research Growth Equity Fund	—	—
MFS Blended Research International Equity Fund	—	—
MFS Blended Research Mid Cap Equity Fund	—	—
MFS Blended Research Small Cap Equity Fund	—	—
MFS Blended Research Value Equity Fund	—	—
MFS Commodity Strategy Fund	—	—
MFS Emerging Markets Debt Fund	80,285	—
MFS Emerging Markets Debt Local Currency Fund	74,240	—
MFS Global Opportunistic Bond Fund	195,259	—
MFS Global Real Estate Fund	—	—
MFS Government Securities Fund	231,103	—
MFS Growth Fund	—	28,894
MFS High Income Fund	171,203	—
MFS Inflation-Adjusted Bond Fund	726,987	—
MFS Institutional Money Market Portfolio	37	—
MFS International Growth Fund	—	—
MFS International Intrinsic Value Fund	—	—
MFS Limited Maturity Fund	570,620	—
MFS Mid Cap Growth Fund	—	—
MFS Mid Cap Value Fund	—	—
MFS New Discovery Fund	—	—
MFS New Discovery Value Fund	10,112	—
MFS Research Fund	—	—
MFS Research International Fund	—	—
MFS Total Return Bond Fund	765,841	—
MFS Value Fund	56,061	—
	$2,881,748	$28,894

Notes to Financial Statements (unaudited) - continued
	MFS Lifetime 2025 Fund
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Blended Research Core Equity Fund	$14,044,909	$283,663	$2,369,077	$687,483	$542,250	$13,189,228
MFS Blended Research Growth Equity Fund	13,989,571	547,570	2,976,359	1,113,182	678,791	13,352,755
MFS Blended Research International Equity Fund	18,425,687	427,766	2,279,825	482,800	14,845	17,071,273
MFS Blended Research Mid Cap Equity Fund	18,883,225	366,702	2,800,242	904,231	420,507	17,774,423
MFS Blended Research Small Cap Equity Fund	4,839,880	216,169	672,489	176,740	95,580	4,655,880
MFS Blended Research Value Equity Fund	14,100,407	409,990	2,220,598	549,303	219,073	13,058,175
MFS Commodity Strategy Fund	9,907,228	365,015	2,479,637	388,634	1,000,822	9,182,062
MFS Emerging Markets Debt Fund	13,999,564	270,879	5,964,296	102,202	(146,998)	8,261,351
MFS Emerging Markets Debt Local Currency Fund	9,130,279	354,980	921,691	(53,441)	(343,559)	8,166,568
MFS Global Opportunistic Bond Fund	24,112,574	10,963,136	2,693,587	(47,942)	(262,639)	32,071,542
MFS Global Real Estate Fund	9,772,955	302,655	1,658,223	382,576	564,735	9,364,698
MFS Government Securities Fund	48,192,028	2,558,366	4,631,741	(115,438)	2,438	46,005,653
MFS Growth Fund	14,004,515	737,218	3,172,458	1,653,715	114,882	13,337,872
MFS High Income Fund	23,144,947	654,656	7,200,479	61,514	(196,440)	16,464,198
MFS Inflation-Adjusted Bond Fund	48,414,411	2,506,713	5,703,520	92,750	790,059	46,100,413
MFS Institutional Money Market Portfolio	781,292	4,191,229	4,204,587	—	—	767,934
MFS International Growth Fund	4,534,296	82,955	629,238	184,824	17,578	4,190,415
MFS International Intrinsic Value Fund	4,521,158	149,365	706,929	145,370	115,062	4,224,026
MFS Limited Maturity Fund	53,467,744	6,172,169	3,729,024	(16,004)	(436,169)	55,458,716
MFS Mid Cap Growth Fund	9,392,104	388,565	1,721,166	848,981	156,221	9,064,705
MFS Mid Cap Value Fund	9,510,573	339,127	1,460,750	454,232	(9,209)	8,833,973
MFS New Discovery Fund	2,424,352	156,169	350,168	61,275	68,174	2,359,802
MFS New Discovery Value Fund	2,437,080	126,215	373,306	109,091	33,779	2,332,859
MFS Research Fund	14,094,163	284,574	2,433,132	747,790	499,759	13,193,154
MFS Research International Fund	9,338,968	233,957	1,283,853	321,717	257,989	8,868,778
MFS Total Return Bond Fund	75,050,407	5,100,295	6,506,679	(73,575)	388,063	73,958,511
MFS Value Fund	14,108,105	434,987	2,327,366	528,170	356,713	13,100,609
	$484,622,422	$38,625,085	$73,470,420	$9,690,180	$4,942,306	$464,409,573

Notes to Financial Statements (unaudited) - continued
	MFS Lifetime 2025 Fund - continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Blended Research Core Equity Fund	$—	$—
MFS Blended Research Growth Equity Fund	—	—
MFS Blended Research International Equity Fund	—	—
MFS Blended Research Mid Cap Equity Fund	—	—
MFS Blended Research Small Cap Equity Fund	—	—
MFS Blended Research Value Equity Fund	—	—
MFS Commodity Strategy Fund	—	—
MFS Emerging Markets Debt Fund	195,630	—
MFS Emerging Markets Debt Local Currency Fund	186,525	—
MFS Global Opportunistic Bond Fund	273,017	—
MFS Global Real Estate Fund	—	—
MFS Government Securities Fund	314,154	—
MFS Growth Fund	—	57,128
MFS High Income Fund	418,564	—
MFS Inflation-Adjusted Bond Fund	993,641	—
MFS Institutional Money Market Portfolio	128	—
MFS International Growth Fund	—	—
MFS International Intrinsic Value Fund	—	—
MFS Limited Maturity Fund	447,622	—
MFS Mid Cap Growth Fund	—	—
MFS Mid Cap Value Fund	—	—
MFS New Discovery Fund	—	—
MFS New Discovery Value Fund	13,578	—
MFS Research Fund	—	—
MFS Research International Fund	—	—
MFS Total Return Bond Fund	822,024	—
MFS Value Fund	108,352	—
	$3,773,235	$57,128

Notes to Financial Statements (unaudited) - continued
	MFS Lifetime 2030 Fund
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Blended Research Core Equity Fund	$30,897,194	$733,659	$3,648,297	$1,037,778	$1,727,948	$30,748,282
MFS Blended Research Growth Equity Fund	30,745,945	993,355	4,504,020	1,820,544	2,200,236	31,256,060
MFS Blended Research International Equity Fund	45,451,362	1,190,121	3,718,534	661,303	548,234	44,132,486
MFS Blended Research Mid Cap Equity Fund	53,035,020	960,648	6,525,378	2,056,481	1,693,559	51,220,330
MFS Blended Research Small Cap Equity Fund	11,502,345	269,422	1,365,106	424,412	220,637	11,051,710
MFS Blended Research Value Equity Fund	31,047,535	1,078,302	3,607,361	854,530	875,056	30,248,062
MFS Commodity Strategy Fund	23,409,565	569,565	5,700,170	873,864	2,453,714	21,606,538
MFS Emerging Markets Debt Fund	23,721,114	747,353	2,479,833	109	(233,041)	21,755,702
MFS Emerging Markets Debt Local Currency Fund	15,777,220	1,184,551	811,719	(65,500)	(679,135)	15,405,417
MFS Global Opportunistic Bond Fund	39,419,469	5,259,943	2,426,405	(60,370)	(345,977)	41,846,660
MFS Global Real Estate Fund	22,933,137	331,210	2,964,876	833,437	1,400,700	22,533,608
MFS Government Securities Fund	78,875,980	5,137,216	6,112,902	(187,126)	(20,513)	77,692,655
MFS Growth Fund	30,879,287	1,129,464	4,782,536	2,649,298	1,322,646	31,198,159
MFS High Income Fund	39,547,879	1,432,074	9,739,312	55,000	(296,165)	30,999,476
MFS Inflation-Adjusted Bond Fund	58,072,059	4,960,023	4,702,963	36,340	1,019,458	59,384,917
MFS Institutional Money Market Portfolio	839,311	5,239,527	5,237,270	—	—	841,568
MFS International Growth Fund	11,327,255	274,030	913,809	338,048	170,077	11,195,601
MFS International Intrinsic Value Fund	11,282,234	286,667	1,038,310	250,459	396,174	11,177,224
MFS International New Discovery Fund	6,966,334	36,706	984,197	388,653	(155,359)	6,252,137
MFS Limited Maturity Fund	8,770,031	7,272,722	—	—	(118,670)	15,924,083
MFS Mid Cap Growth Fund	26,323,191	565,290	3,495,611	1,993,831	839,029	26,225,730
MFS Mid Cap Value Fund	26,727,924	767,545	3,313,822	1,382,440	(114,234)	25,449,853
MFS New Discovery Fund	5,753,834	130,681	565,411	178,052	121,613	5,618,769
MFS New Discovery Value Fund	5,765,521	231,638	770,846	285,545	54,926	5,566,784
MFS Research Fund	31,023,676	613,827	3,663,881	1,191,169	1,612,975	30,777,766
MFS Research International Fund	22,674,216	372,634	2,111,636	614,611	800,446	22,350,271
MFS Total Return Bond Fund	69,364,551	14,088,737	3,996,251	(54,222)	295,257	79,698,072
MFS Value Fund	30,939,428	1,169,098	3,707,075	1,291,996	699,104	30,392,551
	$793,072,617	$57,026,008	$92,887,531	$18,850,682	$16,488,695	$792,550,471

Notes to Financial Statements (unaudited) - continued
	MFS Lifetime 2030 Fund - continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Blended Research Core Equity Fund	$—	$—
MFS Blended Research Growth Equity Fund	—	—
MFS Blended Research International Equity Fund	—	—
MFS Blended Research Mid Cap Equity Fund	—	—
MFS Blended Research Small Cap Equity Fund	—	—
MFS Blended Research Value Equity Fund	—	—
MFS Commodity Strategy Fund	—	—
MFS Emerging Markets Debt Fund	441,010	—
MFS Emerging Markets Debt Local Currency Fund	336,986	—
MFS Global Opportunistic Bond Fund	362,989	—
MFS Global Real Estate Fund	—	—
MFS Government Securities Fund	522,229	—
MFS Growth Fund	—	126,667
MFS High Income Fund	779,347	—
MFS Inflation-Adjusted Bond Fund	1,243,827	—
MFS Institutional Money Market Portfolio	133	—
MFS International Growth Fund	—	—
MFS International Intrinsic Value Fund	—	—
MFS International New Discovery Fund	—	—
MFS Limited Maturity Fund	98,498	—
MFS Mid Cap Growth Fund	—	—
MFS Mid Cap Value Fund	—	—
MFS New Discovery Fund	—	—
MFS New Discovery Value Fund	32,617	—
MFS Research Fund	—	—
MFS Research International Fund	—	—
MFS Total Return Bond Fund	842,324	—
MFS Value Fund	245,901	—
	$4,905,861	$126,667

Notes to Financial Statements (unaudited) - continued
	MFS Lifetime 2035 Fund
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Blended Research Core Equity Fund	$19,682,194	$4,803,764	$1,969,805	$56,634	$2,056,529	$24,629,316
MFS Blended Research Emerging Markets Equity Fund	2,172,619	109,003	238,876	32,381	(97,667)	1,977,460
MFS Blended Research Growth Equity Fund	26,341,948	1,070,262	5,842,203	1,558,802	1,753,382	24,882,191
MFS Blended Research International Equity Fund	40,001,586	2,148,377	3,160,405	258,501	827,777	40,075,836
MFS Blended Research Mid Cap Equity Fund	43,322,218	1,554,915	4,212,049	906,340	2,230,858	43,802,282
MFS Blended Research Small Cap Equity Fund	9,560,540	405,239	829,970	131,164	419,482	9,686,455
MFS Blended Research Value Equity Fund	26,384,554	561,825	3,927,039	1,011,983	387,065	24,418,388
MFS Commodity Strategy Fund	19,746,636	773,292	3,711,439	538,009	2,316,361	19,662,859
MFS Emerging Markets Debt Fund	14,703,695	1,439,571	1,110,717	(16,240)	(151,347)	14,864,962
MFS Emerging Markets Debt Local Currency Fund	9,782,816	1,069,462	565,778	(41,079)	(426,928)	9,818,493
MFS Emerging Markets Equity Fund	2,155,534	135,541	184,820	2,793	(125,993)	1,983,055
MFS Global Opportunistic Bond Fund	11,419,102	5,935,460	343,024	(12,034)	(166,808)	16,832,696
MFS Global Real Estate Fund	19,309,181	730,542	2,630,143	595,766	1,295,946	19,301,292
MFS Government Securities Fund	5,476,708	4,734,589	—	—	(48,465)	10,162,832
MFS Growth Fund	26,394,288	1,191,271	5,997,990	1,801,732	1,464,269	24,853,570
MFS High Income Fund	24,524,272	1,203,507	5,702,086	42,108	(193,881)	19,873,920
MFS Inflation-Adjusted Bond Fund	25,626,221	2,959,310	2,076,376	27,931	439,349	26,976,435
MFS Institutional Money Market Portfolio	397,610	3,247,582	3,246,168	—	—	399,024
MFS International Growth Fund	11,615,933	586,202	1,102,745	108,593	420,653	11,628,636
MFS International Intrinsic Value Fund	11,575,911	646,004	1,262,992	90,449	579,338	11,628,710
MFS International New Discovery Fund	9,172,434	401,233	945,285	59,344	246,007	8,933,733
MFS Mid Cap Growth Fund	21,562,823	1,202,374	2,873,796	378,318	1,992,460	22,262,179
MFS Mid Cap Value Fund	21,781,210	852,365	1,815,160	282,131	783,019	21,883,565
MFS New Discovery Fund	4,804,711	270,568	507,523	29,725	227,057	4,824,538
MFS New Discovery Value Fund	4,804,365	222,109	423,119	84,064	206,074	4,893,493
MFS Research Fund	19,752,619	4,727,250	2,011,591	64,599	2,078,731	24,611,608
MFS Research International Fund	16,738,792	883,485	1,493,654	77,893	981,950	17,188,466
MFS Total Return Bond Fund	17,425,922	4,323,575	807,573	(11,036)	59,879	20,990,767
MFS Value Fund	26,360,812	590,810	4,060,095	917,544	690,147	24,499,218
	$492,597,254	$48,779,487	$63,052,421	$8,976,415	$20,245,244	$507,545,979

Notes to Financial Statements (unaudited) - continued
	MFS Lifetime 2035 Fund - continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Blended Research Core Equity Fund	$—	$—
MFS Blended Research Emerging Markets Equity Fund	—	—
MFS Blended Research Growth Equity Fund	—	—
MFS Blended Research International Equity Fund	—	—
MFS Blended Research Mid Cap Equity Fund	—	—
MFS Blended Research Small Cap Equity Fund	—	—
MFS Blended Research Value Equity Fund	—	—
MFS Commodity Strategy Fund	—	—
MFS Emerging Markets Debt Fund	286,607	—
MFS Emerging Markets Debt Local Currency Fund	210,216	—
MFS Emerging Markets Equity Fund	—	—
MFS Global Opportunistic Bond Fund	133,675	—
MFS Global Real Estate Fund	—	—
MFS Government Securities Fund	49,943	—
MFS Growth Fund	—	105,397
MFS High Income Fund	491,234	—
MFS Inflation-Adjusted Bond Fund	553,938	—
MFS Institutional Money Market Portfolio	64	—
MFS International Growth Fund	—	—
MFS International Intrinsic Value Fund	—	—
MFS International New Discovery Fund	—	—
MFS Mid Cap Growth Fund	—	—
MFS Mid Cap Value Fund	—	—
MFS New Discovery Fund	—	—
MFS New Discovery Value Fund	27,112	—
MFS Research Fund	—	—
MFS Research International Fund	—	—
MFS Total Return Bond Fund	211,106	—
MFS Value Fund	198,545	—
	$2,162,440	$105,397

Notes to Financial Statements (unaudited) - continued
	MFS Lifetime 2040 Fund
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Blended Research Core Equity Fund	$24,651,658	$5,490,662	$1,285,186	$22,878	$2,614,917	$31,494,929
MFS Blended Research Emerging Markets Equity Fund	4,403,343	262,381	261,204	1,620	(142,864)	4,263,276
MFS Blended Research Growth Equity Fund	35,231,183	1,283,850	7,886,155	2,501,942	1,916,660	33,047,480
MFS Blended Research International Equity Fund	58,332,551	2,517,136	3,981,114	338,211	1,231,791	58,438,575
MFS Blended Research Mid Cap Equity Fund	58,052,744	2,092,424	5,587,424	1,481,850	2,730,813	58,770,407
MFS Blended Research Small Cap Equity Fund	13,598,174	446,133	1,157,772	223,122	554,720	13,664,377
MFS Blended Research Value Equity Fund	35,420,206	1,082,264	5,963,691	1,705,313	177,614	32,421,706
MFS Commodity Strategy Fund	27,740,271	913,537	5,631,790	821,154	3,189,654	27,032,826
MFS Emerging Markets Debt Fund	10,131,545	1,514,218	434,985	(10,015)	(120,407)	11,080,356
MFS Emerging Markets Debt Local Currency Fund	6,752,333	1,059,962	155,976	(12,164)	(330,631)	7,313,524
MFS Emerging Markets Equity Fund	4,361,653	378,973	201,703	(8,604)	(249,823)	4,280,496
MFS Global Opportunistic Bond Fund	6,733,222	4,429,472	3,951	(190)	(126,465)	11,032,088
MFS Global Real Estate Fund	27,471,423	858,537	3,661,268	846,319	1,836,875	27,351,886
MFS Growth Fund	35,261,598	1,435,625	8,074,100	3,275,259	1,072,912	32,971,294
MFS High Income Fund	16,887,532	1,358,195	3,385,032	14,655	(129,524)	14,745,826
MFS Inflation-Adjusted Bond Fund	23,694,004	2,360,200	1,903,300	23,701	408,013	24,582,618
MFS Institutional Money Market Portfolio	345,236	3,730,586	3,720,021	—	—	355,801
MFS International Growth Fund	17,890,815	730,511	1,453,784	116,865	691,988	17,976,395
MFS International Intrinsic Value Fund	17,837,118	831,909	1,716,100	116,359	908,765	17,978,051
MFS International New Discovery Fund	17,513,035	641,407	1,672,045	106,055	477,128	17,065,580
MFS Mid Cap Growth Fund	28,919,785	1,124,792	3,387,761	448,537	2,702,517	29,807,870
MFS Mid Cap Value Fund	29,295,977	1,156,041	2,616,899	704,918	735,183	29,275,220
MFS New Discovery Fund	6,805,078	247,642	552,745	31,729	324,315	6,856,019
MFS New Discovery Value Fund	6,877,810	314,051	716,987	206,361	209,191	6,890,426
MFS Research Fund	24,706,252	5,402,208	1,309,988	28,500	2,638,991	31,465,963
MFS Research International Fund	22,569,140	774,946	1,835,905	126,261	1,291,656	22,926,098
MFS Total Return Bond Fund	16,879,831	1,476,810	1,258,181	(15,540)	82,332	17,165,252
MFS Value Fund	35,387,133	1,005,112	6,033,417	1,509,566	645,351	32,513,745
	$613,750,650	$44,919,584	$75,848,484	$14,604,662	$25,341,672	$622,768,084

Notes to Financial Statements (unaudited) - continued
	MFS Lifetime 2040 Fund - continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Blended Research Core Equity Fund	$—	$—
MFS Blended Research Emerging Markets Equity Fund	—	—
MFS Blended Research Growth Equity Fund	—	—
MFS Blended Research International Equity Fund	—	—
MFS Blended Research Mid Cap Equity Fund	—	—
MFS Blended Research Small Cap Equity Fund	—	—
MFS Blended Research Value Equity Fund	—	—
MFS Commodity Strategy Fund	—	—
MFS Emerging Markets Debt Fund	203,999	—
MFS Emerging Markets Debt Local Currency Fund	149,674	—
MFS Emerging Markets Equity Fund	—	—
MFS Global Opportunistic Bond Fund	82,771	—
MFS Global Real Estate Fund	—	—
MFS Growth Fund	—	141,926
MFS High Income Fund	347,792	—
MFS Inflation-Adjusted Bond Fund	504,304	—
MFS Institutional Money Market Portfolio	55	—
MFS International Growth Fund	—	—
MFS International Intrinsic Value Fund	—	—
MFS International New Discovery Fund	—	—
MFS Mid Cap Growth Fund	—	—
MFS Mid Cap Value Fund	—	—
MFS New Discovery Fund	—	—
MFS New Discovery Value Fund	38,587	—
MFS Research Fund	—	—
MFS Research International Fund	—	—
MFS Total Return Bond Fund	186,104	—
MFS Value Fund	266,343	—
	$1,779,629	$141,926

Notes to Financial Statements (unaudited) - continued
	MFS Lifetime 2045 Fund
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Blended Research Core Equity Fund	$14,353,748	$4,540,107	$2,286,320	$79,701	$1,531,615	$18,218,851
MFS Blended Research Emerging Markets Equity Fund	3,461,673	326,006	311,038	(1,498)	(113,137)	3,362,006
MFS Blended Research Growth Equity Fund	21,345,959	722,973	4,717,733	1,052,400	1,610,215	20,013,814
MFS Blended Research International Equity Fund	38,679,603	2,729,050	3,983,748	80,887	936,256	38,442,048
MFS Blended Research Mid Cap Equity Fund	35,523,999	2,212,506	4,396,882	669,899	1,916,905	35,926,427
MFS Blended Research Small Cap Equity Fund	8,815,639	640,916	1,061,007	43,872	455,528	8,894,948
MFS Blended Research Value Equity Fund	21,502,349	435,852	3,333,729	740,444	399,083	19,743,999
MFS Commodity Strategy Fund	17,896,194	825,987	3,191,749	425,728	2,170,343	18,126,503
MFS Emerging Markets Debt Fund	613,236	542,314	26,381	(675)	(15,144)	1,113,350
MFS Emerging Markets Debt Local Currency Fund	408,155	372,590	11,277	(895)	(32,404)	736,169
MFS Emerging Markets Equity Fund	3,453,371	419,749	286,796	(10,680)	(198,456)	3,377,188
MFS Global Opportunistic Bond Fund	407,994	454,275	18,517	(769)	(7,610)	835,373
MFS Global Real Estate Fund	17,791,648	729,864	2,592,414	497,458	1,245,703	17,672,259
MFS Growth Fund	21,340,933	809,314	4,789,625	1,123,072	1,498,295	19,981,989
MFS High Income Fund	1,022,568	859,303	46,167	(10)	(16,973)	1,818,721
MFS Inflation-Adjusted Bond Fund	9,477,379	1,330,858	1,104,288	14,852	160,432	9,879,233
MFS Institutional Money Market Portfolio	366,634	1,712,315	1,727,702	—	—	351,247
MFS International Growth Fund	12,243,064	800,494	1,357,276	59,454	492,033	12,237,769
MFS International Intrinsic Value Fund	12,219,884	811,798	1,494,349	73,780	627,181	12,238,294
MFS International New Discovery Fund	13,822,643	912,070	1,692,215	58,634	397,981	13,499,113
MFS Mid Cap Growth Fund	17,731,328	1,190,307	2,736,214	267,486	1,700,717	18,153,624
MFS Mid Cap Value Fund	17,888,147	1,303,382	2,083,999	201,499	667,260	17,976,289
MFS New Discovery Fund	4,407,358	347,418	564,370	31,815	205,838	4,428,059
MFS New Discovery Value Fund	4,433,734	320,918	516,992	45,656	217,754	4,501,070
MFS Research Fund	14,392,606	4,471,742	2,302,979	86,366	1,549,767	18,197,502
MFS Research International Fund	14,138,300	854,268	1,669,325	61,209	820,062	14,204,514
MFS Total Return Bond Fund	9,055,287	1,068,761	1,027,678	(10,896)	50,706	9,136,180
MFS Value Fund	21,521,486	449,123	3,495,991	661,236	644,282	19,780,136
	$358,314,919	$32,194,260	$52,826,761	$6,250,025	$18,914,232	$362,846,675

Notes to Financial Statements (unaudited) - continued
	MFS Lifetime 2045 Fund - continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Blended Research Core Equity Fund	$—	$—
MFS Blended Research Emerging Markets Equity Fund	—	—
MFS Blended Research Growth Equity Fund	—	—
MFS Blended Research International Equity Fund	—	—
MFS Blended Research Mid Cap Equity Fund	—	—
MFS Blended Research Small Cap Equity Fund	—	—
MFS Blended Research Value Equity Fund	—	—
MFS Commodity Strategy Fund	—	—
MFS Emerging Markets Debt Fund	16,403	—
MFS Emerging Markets Debt Local Currency Fund	14,881	—
MFS Emerging Markets Equity Fund	—	—
MFS Global Opportunistic Bond Fund	2,112	—
MFS Global Real Estate Fund	—	—
MFS Growth Fund	—	85,303
MFS High Income Fund	32,131	—
MFS Inflation-Adjusted Bond Fund	204,323	—
MFS Institutional Money Market Portfolio	60	—
MFS International Growth Fund	—	—
MFS International Intrinsic Value Fund	—	—
MFS International New Discovery Fund	—	—
MFS Mid Cap Growth Fund	—	—
MFS Mid Cap Value Fund	—	—
MFS New Discovery Fund	—	—
MFS New Discovery Value Fund	24,995	—
MFS Research Fund	—	—
MFS Research International Fund	—	—
MFS Total Return Bond Fund	99,800	—
MFS Value Fund	160,705	—
	$555,410	$85,303

Notes to Financial Statements (unaudited) - continued
	MFS Lifetime 2050 Fund
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Blended Research Core Equity Fund	$14,622,735	$4,351,349	$2,615,073	$73,853	$1,515,683	$17,948,547
MFS Blended Research Emerging Markets Equity Fund	3,633,026	362,025	380,442	(1,727)	(115,915)	3,496,967
MFS Blended Research Growth Equity Fund	21,841,452	819,893	5,356,511	1,328,341	1,371,178	20,004,353
MFS Blended Research International Equity Fund	39,937,686	2,573,198	4,775,796	248,359	795,303	38,778,750
MFS Blended Research Mid Cap Equity Fund	36,415,187	2,238,746	5,650,881	958,694	1,629,350	35,591,096
MFS Blended Research Small Cap Equity Fund	9,090,041	678,203	1,387,498	226,418	276,990	8,884,154
MFS Blended Research Value Equity Fund	22,021,029	837,988	4,440,063	934,864	204,526	19,558,344
MFS Commodity Strategy Fund	18,454,495	1,075,531	4,673,315	734,519	1,922,959	17,514,189
MFS Emerging Markets Equity Fund	3,623,677	467,155	372,602	(17,073)	(199,278)	3,501,879
MFS Global Real Estate Fund	18,328,906	693,326	3,027,011	563,357	1,216,436	17,775,014
MFS Growth Fund	21,854,383	893,386	5,432,803	1,558,654	1,098,351	19,971,971
MFS Inflation-Adjusted Bond Fund	9,153,654	990,636	1,470,806	17,974	149,544	8,841,002
MFS Institutional Money Market Portfolio	337,934	2,282,937	2,269,966	—	—	350,905
MFS International Growth Fund	12,684,547	721,798	1,543,273	82,781	485,313	12,431,166
MFS International Intrinsic Value Fund	12,654,555	809,606	1,642,325	95,196	633,105	12,550,137
MFS International New Discovery Fund	14,503,816	976,130	1,842,962	66,101	412,855	14,115,940
MFS Mid Cap Growth Fund	18,176,637	1,130,455	3,151,962	345,569	1,633,423	18,134,122
MFS Mid Cap Value Fund	18,339,521	1,322,829	2,813,938	442,126	418,793	17,709,331
MFS New Discovery Fund	4,545,695	315,286	626,825	29,565	210,556	4,474,277
MFS New Discovery Value Fund	4,571,262	328,501	727,870	140,317	125,320	4,437,530
MFS Research Fund	14,667,091	4,258,378	2,596,274	79,202	1,533,962	17,942,359
MFS Research International Fund	14,511,326	677,058	1,864,098	114,248	779,549	14,218,083
MFS Total Return Bond Fund	9,147,142	1,030,473	1,356,802	(16,329)	58,611	8,863,095
MFS Value Fund	22,029,238	871,822	4,592,322	801,720	506,277	19,616,735
	$365,145,035	$30,706,709	$64,611,418	$8,806,729	$16,662,891	$356,709,946

Notes to Financial Statements (unaudited) - continued
MFS Lifetime 2050 Fund - continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Blended Research Core Equity Fund	$—	$—
MFS Blended Research Emerging Markets Equity Fund	—	—
MFS Blended Research Growth Equity Fund	—	—
MFS Blended Research International Equity Fund	—	—
MFS Blended Research Mid Cap Equity Fund	—	—
MFS Blended Research Small Cap Equity Fund	—	—
MFS Blended Research Value Equity Fund	—	—
MFS Commodity Strategy Fund	—	—
MFS Emerging Markets Equity Fund	—	—
MFS Global Real Estate Fund	—	—
MFS Growth Fund	—	87,197
MFS Inflation-Adjusted Bond Fund	188,912	—
MFS Institutional Money Market Portfolio	55	—
MFS International Growth Fund	—	—
MFS International Intrinsic Value Fund	—	—
MFS International New Discovery Fund	—	—
MFS Mid Cap Growth Fund	—	—
MFS Mid Cap Value Fund	—	—
MFS New Discovery Fund	—	—
MFS New Discovery Value Fund	25,240	—
MFS Research Fund	—	—
MFS Research International Fund	—	—
MFS Total Return Bond Fund	98,531	—
MFS Value Fund	163,577	—
	$476,315	$87,197

Notes to Financial Statements (unaudited) - continued
	MFS Lifetime 2055 Fund
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Blended Research Core Equity Fund	$8,031,381	$2,781,961	$1,320,295	$46,831	$863,666	$10,403,544
MFS Blended Research Emerging Markets Equity Fund	2,001,921	331,875	225,484	(1,418)	(64,527)	2,042,367
MFS Blended Research Growth Equity Fund	12,015,475	657,455	2,631,886	522,875	993,459	11,557,378
MFS Blended Research International Equity Fund	21,973,135	2,572,225	2,531,043	31,548	551,077	22,596,942
MFS Blended Research Mid Cap Equity Fund	20,060,582	1,743,516	2,580,881	312,700	1,157,905	20,693,822
MFS Blended Research Small Cap Equity Fund	5,015,933	483,566	614,405	19,293	268,322	5,172,709
MFS Blended Research Value Equity Fund	12,100,795	469,325	1,835,647	348,590	296,514	11,379,577
MFS Commodity Strategy Fund	10,237,051	647,869	1,968,843	244,732	1,259,745	10,420,554
MFS Emerging Markets Equity Fund	19,959,903	366,043	193,584	(7,363)	(18,078,575)	2,046,424
MFS Global Real Estate Fund	10,094,599	680,560	1,443,930	246,248	749,622	10,327,099
MFS Growth Fund	12,031,872	672,813	2,667,523	507,089	987,770	11,532,021
MFS Inflation-Adjusted Bond Fund	5,028,984	678,640	654,376	9,996	83,089	5,146,333
MFS Institutional Money Market Portfolio	201,255	1,415,201	1,374,011	—	—	242,445
MFS International Growth Fund	6,984,408	756,939	833,001	28,500	289,571	7,226,417
MFS International Intrinsic Value Fund	6,973,665	817,087	946,556	42,945	363,107	7,250,248
MFS International New Discovery Fund	7,983,446	1,005,694	1,048,006	28,155	237,156	8,206,445
MFS Mid Cap Growth Fund	10,022,486	988,816	1,653,978	134,972	991,721	10,484,017
MFS Mid Cap Value Fund	10,091,131	1,002,823	1,249,728	86,462	409,213	10,339,901
MFS New Discovery Fund	2,517,049	276,577	342,063	15,413	122,892	2,589,868
MFS New Discovery Value Fund	2,516,434	265,261	328,959	25,296	126,590	2,604,622
MFS Research Fund	8,062,100	2,727,068	1,316,214	50,932	874,188	10,398,074
MFS Research International Fund	7,984,921	778,381	1,009,573	29,767	472,067	8,255,563
MFS Total Return Bond Fund	5,022,655	710,349	605,526	(5,860)	27,942	5,149,560
MFS Value Fund	12,084,327	479,331	1,914,217	323,440	416,581	11,389,462
	$218,995,508	$23,309,375	$31,289,729	$3,041,143	$(6,600,905)	$207,455,392

Notes to Financial Statements (unaudited) - continued
MFS Lifetime 2055 Fund - continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Blended Research Core Equity Fund	$—	$—
MFS Blended Research Emerging Markets Equity Fund	—	—
MFS Blended Research Growth Equity Fund	—	—
MFS Blended Research International Equity Fund	—	—
MFS Blended Research Mid Cap Equity Fund	—	—
MFS Blended Research Small Cap Equity Fund	—	—
MFS Blended Research Value Equity Fund	—	—
MFS Commodity Strategy Fund	—	—
MFS Emerging Markets Equity Fund	—	—
MFS Global Real Estate Fund	—	—
MFS Growth Fund	—	48,512
MFS Inflation-Adjusted Bond Fund	106,637	—
MFS Institutional Money Market Portfolio	38	—
MFS International Growth Fund	—	—
MFS International Intrinsic Value Fund	—	—
MFS International New Discovery Fund	—	—
MFS Mid Cap Growth Fund	—	—
MFS Mid Cap Value Fund	—	—
MFS New Discovery Fund	—	—
MFS New Discovery Value Fund	14,216	—
MFS Research Fund	—	—
MFS Research International Fund	—	—
MFS Total Return Bond Fund	55,511	—
MFS Value Fund	91,700	—
	$268,102	$48,512

Notes to Financial Statements (unaudited) - continued
	MFS Lifetime 2060 Fund
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Blended Research Core Equity Fund	$2,396,121	$1,246,274	$458,428	$13,839	$284,703	$3,482,509
MFS Blended Research Emerging Markets Equity Fund	597,580	209,018	91,251	(1,680)	(20,986)	692,681
MFS Blended Research Growth Equity Fund	3,589,899	419,576	610,227	65,030	405,956	3,870,234
MFS Blended Research International Equity Fund	6,575,704	1,803,721	923,114	(10,268)	183,172	7,629,215
MFS Blended Research Mid Cap Equity Fund	5,981,319	1,352,987	857,302	9,271	469,651	6,955,926
MFS Blended Research Small Cap Equity Fund	1,494,537	398,323	248,025	(2,417)	96,851	1,739,269
MFS Blended Research Value Equity Fund	3,607,069	614,518	606,111	13,259	194,597	3,823,332
MFS Commodity Strategy Fund	3,033,544	660,683	704,510	38,088	438,371	3,466,176
MFS Emerging Markets Equity Fund	597,102	218,780	81,859	(4,187)	(37,092)	692,744
MFS Global Real Estate Fund	3,000,739	656,568	501,314	23,419	291,008	3,470,420
MFS Growth Fund	3,589,678	440,668	634,342	65,045	401,114	3,862,163
MFS Inflation-Adjusted Bond Fund	1,502,428	488,152	281,476	1,537	27,229	1,737,870
MFS Institutional Money Market Portfolio	34,567	1,002,462	998,217	—	—	38,812
MFS International Growth Fund	2,090,153	541,307	297,567	340	97,333	2,431,566
MFS International Intrinsic Value Fund	2,089,537	531,059	304,580	4,526	123,242	2,443,784
MFS International New Discovery Fund	2,390,193	671,665	368,304	2,968	79,616	2,776,138
MFS Mid Cap Growth Fund	2,988,481	686,692	546,634	24,624	348,970	3,502,133
MFS Mid Cap Value Fund	3,003,275	768,280	460,398	(6,439)	167,718	3,472,436
MFS New Discovery Fund	747,433	218,441	141,101	2,222	44,881	871,876
MFS New Discovery Value Fund	748,973	200,404	128,522	(2,456)	50,256	868,655
MFS Research Fund	2,400,760	1,238,612	463,005	15,390	288,776	3,480,533
MFS Research International Fund	2,390,698	578,356	348,927	963	157,079	2,778,169
MFS Total Return Bond Fund	1,504,776	503,026	273,435	(3,004)	9,491	1,740,854
MFS Value Fund	3,607,674	592,643	616,138	15,896	223,986	3,824,061
	$59,962,240	$16,042,215	$10,944,787	$265,966	$4,325,922	$69,651,556

Notes to Financial Statements (unaudited) - continued
MFS Lifetime 2060 Fund - continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Blended Research Core Equity Fund	$—	$—
MFS Blended Research Emerging Markets Equity Fund	—	—
MFS Blended Research Growth Equity Fund	—	—
MFS Blended Research International Equity Fund	—	—
MFS Blended Research Mid Cap Equity Fund	—	—
MFS Blended Research Small Cap Equity Fund	—	—
MFS Blended Research Value Equity Fund	—	—
MFS Commodity Strategy Fund	—	—
MFS Emerging Markets Equity Fund	—	—
MFS Global Real Estate Fund	—	—
MFS Growth Fund	—	14,576
MFS Inflation-Adjusted Bond Fund	34,423	—
MFS Institutional Money Market Portfolio	6	—
MFS International Growth Fund	—	—
MFS International Intrinsic Value Fund	—	—
MFS International New Discovery Fund	—	—
MFS Mid Cap Growth Fund	—	—
MFS Mid Cap Value Fund	—	—
MFS New Discovery Fund	—	—
MFS New Discovery Value Fund	4,623	—
MFS Research Fund	—	—
MFS Research International Fund	—	—
MFS Total Return Bond Fund	17,825	—
MFS Value Fund	29,218	—
	$86,095	$14,576

Notes to Financial Statements (unaudited) - continued
	MFS Lifetime 2065 Fund
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Blended Research Core Equity Fund	$—	$43,489	$181	$(1)	$484	$43,791
MFS Blended Research Emerging Markets Equity Fund	—	8,771	24	(1)	(282)	8,464
MFS Blended Research Growth Equity Fund	—	48,583	269	(3)	356	48,667
MFS Blended Research International Equity Fund	—	94,844	125	(1)	(671)	94,047
MFS Blended Research Mid Cap Equity Fund	—	86,185	129	(4)	1,018	87,070
MFS Blended Research Small Cap Equity Fund	—	21,359	118	(1)	313	21,553
MFS Blended Research Value Equity Fund	—	47,474	142	(2)	460	47,790
MFS Commodity Strategy Fund	—	42,500	3,067	214	3,162	42,809
MFS Emerging Markets Equity Fund	—	8,729	39	—	(236)	8,454
MFS Global Real Estate Fund	—	43,643	151	—	(180)	43,312
MFS Growth Fund	—	48,332	286	(1)	533	48,578
MFS Inflation-Adjusted Bond Fund	—	21,728	190	(4)	(198)	21,336
MFS Institutional Money Market Portfolio	—	16,973	16,837	—	—	136
MFS International Growth Fund	—	30,383	27	—	(74)	30,282
MFS International Intrinsic Value Fund	—	30,935	4	—	(415)	30,516
MFS International New Discovery Fund	—	35,042	—	—	(909)	34,133
MFS Mid Cap Growth Fund	—	43,653	155	(1)	709	44,206
MFS Mid Cap Value Fund	—	42,516	187	(2)	948	43,275
MFS New Discovery Fund	—	10,914	—	—	(63)	10,851
MFS New Discovery Value Fund	—	10,639	97	(1)	332	10,873
MFS Research Fund	—	43,520	149	(1)	429	43,799
MFS Research International Fund	—	34,812	96	(1)	(83)	34,632
MFS Total Return Bond Fund	—	21,735	155	(2)	(240)	21,338
MFS Value Fund	—	47,756	243	(3)	435	47,945
	$—	$884,515	$22,671	$185	$5,828	$867,857

Notes to Financial Statements (unaudited) - continued
MFS Lifetime 2065 Fund - continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Blended Research Core Equity Fund	$—	$—
MFS Blended Research Emerging Markets Equity Fund	—	—
MFS Blended Research Growth Equity Fund	—	—
MFS Blended Research International Equity Fund	—	—
MFS Blended Research Mid Cap Equity Fund	—	—
MFS Blended Research Small Cap Equity Fund	—	—
MFS Blended Research Value Equity Fund	—	—
MFS Commodity Strategy Fund	—	—
MFS Emerging Markets Equity Fund	—	—
MFS Global Real Estate Fund	—	—
MFS Growth Fund	—	—
MFS Inflation-Adjusted Bond Fund	247	—
MFS Institutional Money Market Portfolio	—	—
MFS International Growth Fund	—	—
MFS International Intrinsic Value Fund	—	—
MFS International New Discovery Fund	—	—
MFS Mid Cap Growth Fund	—	—
MFS Mid Cap Value Fund	—	—
MFS New Discovery Fund	—	—
MFS New Discovery Value Fund	—	—
MFS Research Fund	—	—
MFS Research International Fund	—	—
MFS Total Return Bond Fund	74	—
MFS Value Fund	180	—
	$501	$—
(8)  Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of each fund's investments and each fund's performance.

Board Review of Investment Advisory Agreement
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Funds’ investment advisory agreements with MFS. The Trustees consider matters bearing on the Funds and their advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times by videoconference (in accordance with Securities and Exchange Commission relief) over the course of three months beginning in May and ending in July, 2021 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreements for the Funds and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Funds’ investment advisory agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreements, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreements for the Funds were considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreements and other arrangements with the Funds.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Funds for various time periods ended December 31, 2020 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Funds’ fees and expenses and the fees and expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information as to whether and to what extent applicable expense waivers and reimbursements are observed for the Funds, (iv) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Funds and the MFS Funds as a whole, and compared to MFS’ institutional business, (v) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vi) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (vii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Funds and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreements was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Funds and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
MFS Lifetime Income Fund
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2020, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class I shares was in the 2nd quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class I shares was in the 2nd quintile for the one-year period and the 1st quintile for the three-year period ended December 31, 2020 relative to the Broadridge performance universe.

Board Review of Investment Advisory Agreement - continued
MFS Lifetime 2020 Fund
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2020, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class I shares was in the 4th quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class I shares was in the 4th quintile for the one-year period and the 3rd quintile for the three-year period ended December 31, 2020 relative to the Broadridge performance universe.
MFS Lifetime 2025 Fund
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2020, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class I shares was in the 4th quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class I shares was in the 4th quintile for the one-year period and the 3rd quintile for the three-year period ended December 31, 2020 relative to the Broadridge performance universe.
MFS Lifetime 2030 Fund
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2020, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class I shares was in the 2nd quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class I shares was in the 4th quintile for the one-year period and the 2nd quintile for the three-year period ended December 31, 2020 relative to the Broadridge performance universe.
MFS Lifetime 2035 Fund
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2020, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class I shares was in the 2nd quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class I shares was in the 4th quintile for the one-year period and the 2nd quintile for the three-year period ended December 31, 2020 relative to the Broadridge performance universe.
MFS Lifetime 2040 Fund
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2020, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class I shares was in the 2nd quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class I shares was in the 4th quintile for the one-year period and the 2nd quintile for the three-year period ended December 31, 2020 relative to the Broadridge performance universe.
MFS Lifetime 2045 Fund
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2020, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class I shares was in the 2nd quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class I shares was in the 4th quintile for the one-year period and the 3rd quintile for the three-year period ended December 31, 2020 relative to the Broadridge performance universe.

Board Review of Investment Advisory Agreement - continued
MFS Lifetime 2050 Fund
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2020, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class I shares was in the 2nd quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class I shares was in the 4th quintile for the one-year period and the 3rd quintile for the three-year period ended December 31, 2020 relative to the Broadridge performance universe.
MFS Lifetime 2055 Fund
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2020, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class I shares was in the 3rd quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class I shares was in the 4th quintile for the one-year period and the 3rd quintile for the three-year period ended December 31, 2020 relative to the Broadridge performance universe.
MFS Lifetime 2060 Fund
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the three-year period ended December 31, 2020, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class I shares was in the 3rd quintile relative to the other funds in the universe for the three-year period and was in the 4th quintile relative to the other funds in the universe for the one-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The Fund commenced operations on December 6, 2016; therefore, no performance data for the five-year period was available.
General
Because of the passage of time, the performance results stated above may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Funds’ performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreements, that they were satisfied with MFS’ responses and efforts relating to investment performance.
The Trustees considered that MFS does not charge any advisory fees for providing investment advisory services to the Funds, but that the Funds pay their pro rata share of the advisory fees paid by the underlying funds in which they invest (the “Underlying Funds”).
In assessing the reasonableness of the Funds’ expenses, the Trustees considered, among other information, the total expense ratios of the Funds’ Class I shares as a percentage of average daily net assets and the total expense ratios of the Broadridge expense groups based on information provided by Broadridge. The Trustees considered that MFS currently observes an expense limitation for each Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the data provided by Broadridge (which takes into account any expense limitations that were in effect during the Funds’ last fiscal year), the total expense ratio for each of MFS Lifetime Income Fund, MFS Lifetime 2020 Fund, MFS Lifetime 2025 Fund, MFS Lifetime 2030 Fund, MFS Lifetime 2035 Fund, MFS Lifetime 2040 Fund, MFS Lifetime 2045 Fund, MFS Lifetime 2050 Fund, MFS Lifetime 2055 Fund, and MFS Lifetime 2060 was lower than the Broadridge expense group median. Because the Funds do not pay advisory fees, the Trustees did not consider the extent to which economies of scale would be realized due to the Funds’ growth of assets, whether fee levels reflect economies of scale for the Funds’ shareholders, or the fees paid by similar funds to other investment advisers or by similar clients of MFS.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Funds, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Funds and other accounts and products for purposes of estimating profitability.

Board Review of Investment Advisory Agreement - continued
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Funds. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Funds of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Funds by MFS and its affiliates under agreements and plans other than the investment advisory agreements, including any 12b-1 fees the Funds pay to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Funds’ or the Underlying Funds’ behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds. The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Funds’ investment advisory agreements with MFS should be continued for an additional one-year period, commencing August 1, 2021.

Board Approval of Investment Advisory Agreement
MFS Lifetime 2065 Fund
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, initially approve the Fund’s investment advisory agreement with MFS (the “Agreement”) and, beginning on the second anniversary of the initial effective date of the Agreement, annually approve the continuation of the Agreement. In June and July 2021, the Board met by videoconference (in accordance with Securities and Exchange Commission relief) to consider the initial approval of the Agreement (“the initial review meetings”). The independent Trustees were assisted in their evaluation of the Agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS.
In connection with their deliberations regarding the initial approval of the Agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services to be performed by MFS under the Agreement and other arrangements with the Fund.
In connection with their initial review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions Inc. (“Broadridge”), an independent third party, on the Fund’s proposed fees and expenses and the fees and expenses of comparable funds identified by Broadridge, as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), and (ii) information as to whether and to what extent applicable expense waivers and reimbursements would be observed for the Fund. In addition, in connection with the independent Trustees’ meetings in May, June and July 2021 for the purpose of considering whether to approve the continuation of the investment advisory agreements for the other investment companies that the Board oversees (the “MFS Funds”), the independent Trustees received: (i) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the MFS Funds as a whole, and compared to MFS’ institutional business, (ii) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (iii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (iv) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel that would provide investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the initial approval of the Agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. Because the Fund is newly organized and had not yet commenced investment operations at the time of the initial review meetings, the Fund had no investment performance for the Trustees to review.
The Trustees considered that MFS will not charge advisory fees for providing investment advisory services to the Fund, but that the Fund will pay a pro rata share of the advisory fees paid by the underlying funds in which it invests (the “Underlying Funds”). The Trustees also considered that MFS will observe an expense limitation for the Fund, which may not be changed without the Trustees’ approval.
In assessing the reasonableness of the Fund’s expenses the Trustees considered, among other information, the estimated total expense ratio of the Fund’s Class I shares as a percentage of average daily net assets and the total expense ratios of peer groups of funds based on information provided by Broadridge, noting that the Fund’s total expense ratio was expected to be relatively low because, as noted above, the Fund does not bear advisory expenses. The Trustees considered that, according to the data provided by Broadridge (which takes into account any proposed fee reductions or expense limitations for the Fund), the Fund’s total expense ratio would be lower than the Broadridge expense group median.
Because the Fund will not pay an advisory fee, the Trustees did not consider the extent to which economies of scale would be realized due to the Funds’ growth of assets, whether fee levels reflect economies of scale for Fund shareholders, or the fees paid by similar funds to other investment advisers or by similar clients of MFS.
The Trustees did not consider MFS’ costs and profits with respect to the Fund because the Fund had not yet commenced operations. The Trustees considered information prepared by MFS relating to MFS’ costs and profits with respect to the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds and other accounts and products for purposes of estimating profitability.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

Board Approval of Investment Advisory Agreement - continued
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services to be provided to the Fund by MFS and its affiliates under agreements and plans other than the Agreement, including any 12b-1 fees the Fund will pay to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS may perform or arrange for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services to be provided by MFS and its affiliates on behalf of the Fund were satisfactory.
Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds. The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s Agreement with MFS should be approved for an initial two-year period, commencing upon its effective date, as set forth in the Agreement.

Proxy Voting Policies and Information
MFS votes proxies on behalf of the funds pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how each fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Each fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of each fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about each fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing each fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
Each fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Provision of Financial Reports and Summary Prospectuses
Each fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of each fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

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CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

Item 1(b):

Not applicable

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to any element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments of each series of the Registrant is included as part of the report to shareholders of such series under Item 1(a) of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13.	EXHIBITS.

(a) (1)

Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable.

(2)

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2):  Attached hereto as EX-99.302CERT.

(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(4)	Change in the registrant’s independent public accountant. Not applicable.

(b)

If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Attached hereto as EX-99.906CERT.

Notice

A copy of the Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): MFS SERIES TRUST XII

By (Signature and Title)*	/S/ DAVID L. DILORENZO
David L. DiLorenzo, President

Date: December 15, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/S/ DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: December 15, 2021

By (Signature and Title)*	/S/ JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: December 15, 2021

*	Print name and title of each signing officer under his or her signature.